AllianceBernstein
Intermediate
Municipal Portfolios

Semi-Annual Report
March 31, 2003


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

                           Investment Products Offered
                           ============================
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                           ============================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.


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LETTER TO SHAREHOLDERS
May 23, 2003

Dear Shareholder:
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. We believe the new name represents the very best of what the union of Alliance Capital and Sanford
C. Bernstein can offer our clients--investment services that leverage a depth of expertise and industry leadership unrivaled by any other money management firm in the world.

All of Alliance Capital's domestic mutual funds have been renamed
AllianceBernstein, and we expect our investors to benefit from Alliance's and Bernstein's long-standing reputations for excellence in performing investment research.

We're sure you'll come to find that AllianceBernstein will deliver all that its new name promises--great investment services built upon great research that drives great results!

This report provides the performance, investment strategy and outlook for the three portfolios of the AllianceBernstein Intermediate Municipal Portfolios for the semi-annual reporting period ended March 31, 2003.

Investment Objectives and Policies
The three portfolios of this open-end fund, seek to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Each portfolio invests principally in investment grade bonds. Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the portfolio management team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results
The following table provides performance for the three portfolios and their benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index, for the six- and 12-month periods ended March 31, 2003.


   INVESTMENT RESULTS*
   Periods Ended March 31, 2003

                             ============================
                                        Returns
                             ============================
                             6 Months           12 Months
----------------------------------------------------------
   California
   Portfolio
     Class A                   0.42%              6.19%
----------------------------------------------------------
     Class B                   0.07%              5.44%
----------------------------------------------------------
     Class C                   0.06%              5.44%
----------------------------------------------------------
   Diversified
   Portfolio
     Class A                   1.04%              6.76%
----------------------------------------------------------
     Class B                   0.62%              6.01%
----------------------------------------------------------
     Class C                   0.68%              6.00%
----------------------------------------------------------


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                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 1


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                             ========================
                                     Returns
                             ========================
                             6 Months       12 Months
-----------------------------------------------------
   New York
   Portfolio
     Class A                   0.99%          6.95%
-----------------------------------------------------
     Class B                   0.56%          6.12%
-----------------------------------------------------
     Class C                   0.56%          6.11%
-----------------------------------------------------
   Lehman
   Brothers
   5-Year General
   Obligation
   Municipal
   Bond Index                  1.94%          9.61%
-----------------------------------------------------

   * Investment returns are for the periods shown and are based on the net asset value (NAV) of each class of shares for each portfolio as of March 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of each class have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each class include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

     The Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index is a composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities in this index include ratings categories A and Aaa.

     Additional performance information can be found on pages 6-12.



Municipal interest rates rose modestly over the last six months while prices fell, but not enough to offset income. Over the six-month period ended March 31, 2003, each portfolio underperformed the benchmark as a result of its small position in municipal tobacco-backed bonds. These bonds performed poorly during the review period, particularly during the last week of March, as Philip Morris USA discussed bankruptcy as an alternative to posting $12 billion to appeal a recent ruling. On a more positive side, the portfolios' relatively underweight positions in intermediate-term bonds helped performance.

Each of the portfolios performed well as compared to its peers, as measured by Lipper Analytical Services. The Diversified Portfolio ranked 55th out of 136 funds, the California Portfolio ranked 4th out of 37 funds, and the New York Portfolio ranked 7th out of 27 funds.

Market Review
Municipal issuance continued at a very heavy pace. For example, bond issuance over the last three months totaled $83.5 billion, which was a record amount for any first quarter, coming on the heels of record annual volume last year. Low interest rates and budget shortfalls are spurring issuance. Compared to the first three months of last year, new money issuance is up 21%, while refunding jumped 62%. Mounting credit concerns and heavy issuance resulted in widening credit spreads during the first quarter as investors avoided bonds with triple-B ratings in favor of higher-rated bonds. The widening was modest, however, partly because the volume of triple-A-insured bond issuance


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2 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


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jumped to 53% of total new issuance during the quarter versus 49% last year and
46% in 2001.

First-quarter issuance in the California market continued to be heavy and was up 79% over last year, while New York issuance was up even more at 91%. This surge in supply contributed to the modestly lower returns in both markets compared to the national average. Given that California and New York issuance is scheduled to continue at a heavy pace, supply will continue to weigh on both markets going forward.

High credit quality continues to be the standard for our intermediate portfolios. Each portfolio has an average credit quality of AA+, and is very well-diversified to add an extra layer of protection. At the same time, many municipal issuers are experiencing financial difficulties today, and we are researching a number of issuers with the intent of increasing the expected return of the portfolios. For example, state and local governments are mired in their worst financial crises in decades.

While policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls, revenues appear to have stopped falling and have stabilized near 1998 levels. Proposals to help the states are being considered in Washington, D.C., but so far there is little meaningful help in the offing. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were downgraded during the first quarter by Moody's Investors Services, and 16 more continue to have "negative" outlooks, which means that they are likely to be downgraded if current trends continue.

The predicament of many states is partially the result of their slow responses to the economic environment. During the summer, many states opted to use one-shot resources, such as borrowing or asset sales (e.g., tobacco bonds), to close their budget gaps, rather than raise taxes or cut spending sharply. The decision to one-shot was predictable, especially since it was an election year, but it reduced financial flexibility and caused the financial crisis to fester for a full year while the economy failed to rebound.

As a result, legislators are finally turning to significant cuts in services and tax increases to address their shortfalls. Yields on California, Massachusetts, New York and Puerto Rico bonds have risen and prices have fallen relative to AAA-rated bonds due to the combination of heavy issuance and budget problems. News and political fighting will likely intensify over the next three-to-six months, as legislators struggle to pass their budgets, but we will look to increase our weight in state obligations should their spreads widen sufficiently.

California is no exception. General obligation (GO) bonds of the state continue to trade at yield levels more often associated with low A/high BBB level debt, while we assess them as a single-A credit. We have moved to neutral, and will begin to overweight, California GO bonds in both the California and


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                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 3


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Diversified portfolios this spring, as the state finally moves to solve its fiscal problems and comes to market with almost $4 billion in issuance.

New York City has been attempting to address its budget shortfalls, but needs time and assistance from both New York State and the federal government. From New York City's perspective, help has been slow coming. Although the yield advantage on New York City GO bonds is at five-year highs, we maintain underweight positions in the New York and Diversified Portfolios.

New York State has a $2.2 billion shortfall for fiscal year 2003 and a sharp increase in its projected budget gap to $10 billion for next fiscal year. This projected gap represents 26% of general fund revenues. Little progress has been made in passing a budget, thereby marking this the state's 19th consecutive late budget. Negotiations have become so contentious that the leaders of the House of Representatives and the Senate vowed to approve a budget without the governor's signature. In response, we have trimmed the New York Portfolio's already underweighted position in New York State bonds to less than 6%.

Investment Outlook
Over the past year, we purchased tobacco bonds because our research indicated that they were solid investment-grade bonds with yields well over two percentage points more than securities of comparable quality and average life. However, recognizing that these bonds were likely to have heightened volatility and carried the potential for litigation risk, we limited our purchases to no more than 3%, and we purchased bonds with average lives of 10 years or less. A compromise has since been struck, lowering the bond requirement for Phillip Morris USA, and all payments backing municipal tobacco bonds have been made to the state. We will continue to monitor events and, should our opinion change, we will make appropriate portfolio changes.

Financial stress breeds investor anxiety, creating opportunities to buy undervalued securities. As municipal bond investment managers, it is our goal to weigh the potential for increased returns within the context of building safe bond portfolios. Given the portfolios' high quality, well-diversified stance, we believe that we are in good stead today, despite the mounting fiscal problems of many municipal issuers. Should investor anxiety create opportunities where our research indicates we can add expected return while still providing a relatively high degree of price stability, we will buy accordingly.


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4 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


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Thank you for your interest and investment in AllianceBernstein Intermediate
Municipal Portfolios. We look forward to reporting to you on market activity and investment results in the future.

Sincerely,

/s/ John D. Carifa


John D. Carifa
President and Chief Operating Officer
Alliance Capital Management L.P.


/s/ Guy Davidson

Guy Davidson
Portfolio Manager


[PHOTO]        John D. Carifa



[PHOTO]        Guy Davidson

Guy Davidson, Portfolio Manager, has over 20 years of investment experience.


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                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 5


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PERFORMANCE UPDATE



ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
GROWTH OF A $10,000 INVESTMENT



Intermediate California Municipal Portfolio
2/28/02*-3/31/03

Lehman Brothers 5-Year General Obligation Municipal Bond Index: $10,741

Intermediate California Municipal Portfolio Class A: $9,183


         Intermediate California               Lehman Brothers 5-Year General
           Municipal Portfolio                Obligation Municipal Bond Index

                    $9,579                                 $10,000
                    $9,031                                 $ 9,799
                    $9,183                                 $10,741


Intermediate Diversified Municipal Portfolio
2/28/02*-3/31/03

Intermediate Diversified Municipal Portfolio Class A: $9,249

Lehman Brothers 5-Year General Obligation Municipal Bond Index: $10,741


Intermediate Diversified Municipal           Lehman Brothers 5-Year General
      Portfolio Class A                     Obligation Municipal Bond Index

           $9,579                                       $10,000
           $9,045                                       $ 9,799
           $9,249                                       $10,741


Please see mountain chart footnotes on page 7.


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PERFORMANCE UPDATE


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
GROWTH OF A $10,000 INVESTMENT


Intermediate New York Municipal Portfolio
2/28/02*-3/31/03


Intermediate New York Municipal Portfolio Class A: $9,253

Lehman Brothers 5-Year General Obligation Municipal Bond Index: $10,741


Intermediate New York Municipal          Lehman Brothers 5-Year General
       Portfolio Class A                 Obligation Municipal Bond Index

             $9,579                                 $10,000
             $9,038                                 $ 9,799
             $9,253                                 $10,741


Each chart illustrates the total value of an assumed $10,000 investment in each AllianceBernstein Intermediate Municipal Portfolio's Class A shares (from 2/28/02* to 3/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The charts reflect the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolios and assume the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index is a composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities in this index include ratings categories A and Aaa.

When comparing AllianceBernstein Intermediate Municipal Portfolios to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Intermediate Municipal Portfolios.

* Closest month-end after each portfolio's Class A shares inception date of 2/1/02.


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                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 7


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PORTFOLIO SUMMARY*
March 31, 2003 (unaudited)

INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO

BOND QUALITY RATING

    72.04% AAA
     8.60% AA
    13.66% A                        [PIE CHART OMITTED]
     3.19% BBB
     2.51% IG

INCEPTION DATE
(Class A Shares)
2/1/02


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO

BOND QUALITY RATING

    58.65% AAA
    20.47% AA
     9.45% A                        [PIE CHART OMITTED]
     6.59% BBB
     4.84% IG

INCEPTION DATE
(Class A Shares)
2/1/02



All data as of March 31, 2003. Each portfolio's quality breakdown is expressed as a percentage of each portfolio's total investments and may vary over time.
IG: Less than investment grade.
* Reflects percentages of each Portfolio's total assets invested in securities rated in particular ratings categories by Standard & Poor's or, if not rated by Standard & Poor's, considered by the Advisor to be of equivalent quality to such ratings.


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PORTFOLIO SUMMARY*
March 31, 2003 (unaudited)

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO

BOND QUALITY RATING

    58.67% AAA
    24.03% AA
    12.15% A                        [PIE CHART OMITTED]
     3.50% BBB
     1.65% IG

INCEPTION DATE
(Class A Shares)
2/1/02


All data as of March 31, 2003. Each portfolio's quality breakdown is expressed as a percentage of each portfolio's total investments and may vary over time.
IG: Less than investment grade.
* Reflects percentages of each Portfolio's total assets invested in securities rated in particular ratings categories by Standard & Poor's or, if not rated by Standard & Poor's, considered by the Advisor to be of equivalent quality to such ratings.

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                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 9


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INVESTMENT RESULTS
AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003

Intermediate California Municipal Portfolio

Class A Shares             Without Sales Charge        With Sales Charge
--------------------------------------------------------------------------------
                    1 Year          6.19%                     1.68%
          Since Inception*          4.47%                     0.64%

Class B Shares
--------------------------------------------------------------------------------
                    1 Year          5.44%                     2.44%
          Since Inception*          3.76%                     2.04%

Class C Shares
--------------------------------------------------------------------------------
                    1 Year          5.44%                     4.44%
          Since Inception*          3.75%                     3.75%

Intermediate Diversified Municipal Portfolio

Class A Shares             Without Sales Charge        With Sales Charge
--------------------------------------------------------------------------------
                    1 Year          6.76%                     2.25%
          Since Inception*          5.26%                     1.40%

Class B Shares
--------------------------------------------------------------------------------
                    1 Year          6.01%                     3.01%
          Since Inception*          4.54%                     2.82%

Class C Shares
--------------------------------------------------------------------------------
                    1 Year          6.00%                     5.00%
          Since Inception*          4.52%                     4.52%


Each portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Each portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 2/1/02.

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INVESTMENT RESULTS
AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003

Intermediate New York Municipal Portfolio
Class A Shares             Without Sales Charge        With Sales Charge
--------------------------------------------------------------------------------
                    1 Year          6.95%                     2.38%
          Since Inception*          5.45%                     1.59%
Class B Shares
--------------------------------------------------------------------------------
                    1 Year          6.12%                     3.12%
          Since Inception*          4.66%                     2.94%
Class C Shares
--------------------------------------------------------------------------------
                    1 Year          6.11%                     5.11%
          Since Inception*          4.71%                     4.71%

Each portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Each portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 2/1/02.


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 11


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INVESTMENT RESULTS
As of March 31, 2003 (unaudited)

                                                      Taxable Equivalent
                                                         Yield in 36%
                                               30-Day     Tax Bracket
Intermediate California Municipal Portfolio  SEC Yield*   (at NAV)**
--------------------------------------------------------------------------------
Class A                                         2.03%        4.86%
Class B                                         1.32%        3.84%
Class C                                         1.32%        3.86%

Intermediate Diversified Municipal Portfolio
Class A                                         2.19%        4.97%
Class B                                         1.48%        4.08%
Class C                                         1.48%        4.08%

Intermediate New York Municipal Portfolio
Class A                                         2.15%        5.22%
Class B                                         1.44%        4.24%
Class C                                         1.43%        4.23%


* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 2003.
** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


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CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Tax-Exempt Variable-Rate Demand Notes-3.05%
$  6,700,000  Irvine Ranch Water District,
              California Certificates of
              Participation, Capital
              Improvement Project,
              1.10%, 08/01/2016..............................      $  6,700,000
   2,000,000  California Statewide Community
              Development Authority,
              Pollution Control Revenue,
              Refunding Chevron USA Inc.,
              Project, 1.125%, 05/15/2024....................         2,000,000
   2,600,000  Irvine Assessment District No.
              87-8, California Improvement
              Bond Act 1915,
              1.00%, 09/02/2024..............................         2,600,000
   4,500,000  California Pollution Control
              Financing Authority, Shell
              Martinez Refining Series B,
              1.15%, 10/01/2031..............................         4,500,000
   6,700,000  Los Angeles Department of
              Water & Power, California
              Revenue Subseries B-6,
              1.20%, 07/01/2034..............................         6,700,000
                                                                   ------------
              Total Tax-Exempt Variable-Rate Demand Notes
               (Cost $22,500,000)............................        22,500,000
                                                                   ------------
              Prerefunded/Escrowed-4.18%
     520,000  Sacramento School Insurance
              Authority, California Revenue
              Liability Program Series D,
              5.70%, 06/01/2003,
              Escrowed to Maturity...........................           523,874
   2,470,000  Los Angeles Department of
              Water & Power, California
              Electric Plant Revenue,
              4.75%, 08/15/2010,
              Prerefunded 08/15/2003 @102(a).................         2,552,523
   4,675,000  Sacramento Municipal Utility
              District, California Electric
              Revenue Series I, MBIA,
              6.00%, 01/01/2024,
              Prerefunded 01/01/2004 @ 102...................         4,939,932
     400,000  Pomona Public Financing
              Authority, California,
              5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @ 102...................           422,488


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 13


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Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$    480,000  Pomona Public Financing
              Authority, California,
              Southwest Pomona Revenue
              Series L, 5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @ 102...................   $       506,985
   1,000,000  Washington Suburban Sanitation
              District, Maryland, 6.60%, 06/01/2015,
              Prerefunded 06/01/2004 @ 100...................         1,063,620
   2,000,000  Los Angeles Department of
              Water & Power, California
              Electric Plant Revenue, FSA,
              5.25%, 06/15/2013,
              Prerefunded 06/15/2004, @ 101..................         2,120,380
   3,955,000  Imperial Irrigation District,
              California Certificates of
              Participation, Electric System
              Project, MBIA, 6.00%, 11/01/2015,
              Prerefunded 11/01/2004 @ 102...................         4,336,974
     590,000  Burbank Redevelopment Agency,
              California, 9.25%, 12/01/2005,
              Prerefunded 12/01/2004 @ 100...................           643,212
   1,520,000  Corona, California
              Certificates of Participation,
              8.00%, 03/01/2015,
              Prerefunded 03/01/2006 @ 100...................         1,799,893
     920,000  Northern California Power
              Agency Public Power Revenue
              Series A, AMBAC,
              5.80%, 07/01/2009,
              Escrowed to Maturity...........................         1,085,729
   1,000,000  Kern High School District,
              California, 7.10%, 08/01/2011,
              Escrowed to Maturity...........................         1,275,500
   5,300,000  Massachusetts State Series B,
              FSA, 5.50%, 03/01/2018,
              Prerefunded 03/01/2012 @ 100...................         6,092,138
   1,000,000  Pittsburg Redevelopment
              Agency, California Residential
              Mortgage Revenue,
              9.60%, 06/01/2016,
              Escrowed to Maturity...........................         1,561,800
   1,615,000  Metropolitan Water District of
              Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021,
              Escrowed to Maturity...........................         1,899,967
                                                                   ------------
              Total Prerefunded/Escrowed
                (Cost $28,922,781)...........................        30,825,015
                                                                   ------------


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Principal                                                              Market
Amount        Description                                              Value
--------------------------------------------------------------------------------
              Insured-51.97%
$  4,315,000  Association of Bay Area
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 4.75%, 06/15/2003.......................    $     4,347,104
   1,860,000  Eastern Municipal Water
              District, California
              Certificates of Participation
              Series A, FGIC, 4.50%, 07/01/2003..............          1,875,959
   1,085,000  Los Angeles County
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue, Proposition C
              Second Series B, AMBAC,
              8.00%, 07/01/2003..............................          1,103,553
   1,285,000  Irvine Public Facilities &
              Infrastructure Authority,
              California Assessment Revenue
              Series B, AMBAC, 3.00%, 09/02/2003.............          1,295,524
   1,475,000  King County, Washington Sewer
              Revenue, Refunding, FGIC,
              5.00%, 01/01/2004..............................          1,517,849
   1,000,000  Iowa State School
              Infrastructure Special Fund,
              FSA, 4.00%, 03/15/2004.........................          1,027,130
   3,620,000  San Francisco City & County
              Housing Authority, California
              Multifamily Revenue, MBIA,
              4.45%, 05/01/2004..............................          3,626,697
   5,000,000  San Jose Redevelopment Agency,
              California Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA, 3.00%, 08/01/2004...............          5,124,850
   1,015,000  Covina Valley Unified School
              District, California Series A,
              FSA, 4.50%, 08/01/2004.........................          1,060,350
   1,365,000  Rancho California Water
              District Financing Authority,
              Revenue Series A, FSA,
              5.00%, 08/01/2004..............................          1,434,956
   1,835,000  Los Angeles, California Harbor
              Department Revenue, AMBAC,
              5.50%, 08/01/2004..............................          1,932,090
   1,960,000  Gateway Economic Development
              Corp., Greater Cleveland, Ohio
              Excise Tax Revenue, FSA,
              5.125%, 09/01/2004.............................          2,062,488
   1,600,000  Irvine Public Facilities &
              Infrastructure Authority,
              California Assessment Revenue
              Series B, AMBAC, 3.00%, 09/02/2004.............          1,640,928


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 15

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Oakland Joint Powers Financing
              Authority, California Lease
              Revenue, AMBAC, 5.00%, 10/01/2004..............   $     1,056,120
  11,530,000  San Joaquin Hills
              Transportation Corridor
              Agency, California Toll Road
              Revenue, Capital Appreciation
              Refunding Series A, MBIA,
              0.00%, 01/15/2005 .............................        11,195,053
   3,300,000  Industry Urban Development
              Agency, California, MBIA,
              5.00%, 05/01/2005..............................         3,547,335
   3,175,000  East Bay Delta Housing &
              Finance Agency, California
              Lease Revenue, MBIA,
              4.25%, 06/01/2005..............................         3,345,529
   1,900,000  Association of Bay Area
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 5.00%, 06/15/2005.......................         2,052,817
   8,080,000  Industry Urban Development
              Agency, California, MBIA,
              5.00%, 05/01/2006..............................         8,888,970
   3,015,000  Puerto Rico Electric Power
              Authority Power Revenue,
              Refunding Series Y, MBIA,
              6.50%, 07/01/2006..............................         3,469,843
   1,000,000  Virgin Islands Public Finance
              Authority Revenue, Federal
              Highway Reimbursement Loan
              Note, FSA, 5.00%, 09/01/2006...................         1,105,400
   2,030,000  Los Angeles, California
              Certificates of Participation,
              Equipment & Real Estate
              Property Program Series AU,
              MBIA, 5.00%, 10/01/2006........................         2,259,999
   1,670,000  Southern California Public
              Power Authority Power Project
              Revenue Refunding, San Juan
              Unit 3, Series A, FSA,
              5.00%, 01/01/2007..............................         1,843,463
   7,320,000  Industry Urban Development
              Agency, California, MBIA,
              5.00%, 05/01/2007..............................         8,145,330
  13,075,000  Association of Bay Area
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 5.00%, 06/15/2007.......................        14,591,308
   3,960,000  San Francisco City & County,
              California Refunding Series 1,
              FGIC, 5.75%, 06/15/2007........................         4,538,041


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  8,800,000  Southern California Public
              Power Authority Power Project
              Revenue Refunding, San Juan
              Unit 3, Series A, FSA,
              5.00%, 01/01/2008..............................   $     9,778,120
   3,050,000  San Jose, California Airport
              Revenue, Refunding Series B,
              FSA, AMT, 5.00%, 03/01/2008....................         3,326,544
   2,360,000  San Diego County Regional
              Transportation Authority,
              California Sales Tax Revenue
              Series A, FGIC, 5.25%, 04/01/2008..............         2,662,953
   3,885,000  Long Beach, California Harbor
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008..............................         4,270,470
   1,000,000  Riverside, California Sewer
              Revenue, FGIC, 7.00%, 08/01/2008 ..............         1,217,540
   1,510,000  Castaic Lake Water Agency,
              California Certificates of
              Participation, Water System
              Improvement Project Series A,
              MBIA, 7.25%, 08/01/2008........................         1,852,936
   9,300,000  Los Angeles, California
              Certificates of Participation,
              Equipment & Real Estate
              Property Program Series AU,
              MBIA, 5.00%, 10/01/2008........................        10,486,680
   9,000,000  Los Angeles County, California
              Public Works Financing
              Authority, AMBAC,
              5.50%, 10/01/2008..............................        10,262,790
   1,050,000  Los Angeles Department of
              Airports, California Airport
              Revenue Series A, FGIC,
              5.50%, 05/15/2009..............................         1,139,271
   1,000,000  Redding Joint Powers Financing
              Authority, California Electric
              System Revenue Series A, MBIA,
              6.25%, 06/01/2009..............................         1,187,720
   1,815,000  Northern California Power
              Agency, Geothermal Project
              No. 3 Series A, AMBAC,
              5.80%, 07/01/2009..............................         2,119,212
   1,100,000  South Orange County Public
              Finance Authority, California
              Special Tax Revenue, Foothill
              Area Series C, FGIC,
              8.00%, 08/15/2009..............................         1,416,547


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 17

Principal                                                              Market
Amount        Description                                              Value
--------------------------------------------------------------------------------
$  2,000,000  Los Angeles, California
              Wastewater System Revenue
              Series D, FGIC,
              5.375%, 11/01/2009.............................    $     2,082,260
     600,000  Los Angeles Department of
              Airports, California Airport
              Revenue, FGIC, AMT,
              5.80%, 05/15/2010..............................            662,640
   1,680,000  Salina County Unified School
              District No. 305, Kansas
              Salina Refunding &
              Improvement, FSA,
              5.25%, 09/01/2010..............................          1,902,029
   1,405,000  Triborough Bridge & Tunnel
              Authority, New York Refunding
              General Series B, MBIA,
              5.00%, 11/15/2010..............................          1,571,675
   1,000,000  Kern High School District,
              California Series A, MBIA,
              6.30%, 02/01/2011..............................          1,190,210
   1,070,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund, ROLS Railroad II
              Series R 198, MBIA,
              5.25%, 04/01/2011(b)...........................          1,594,728
   1,630,000  St. Petersburg, Florida Public
              Improvement Revenue,
              Refunding, MBIA,
              5.00%, 02/01/2012..............................          1,802,487
   2,145,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 10A, MBIA, AMT,
              5.45%, 05/01/2012..............................          2,326,231
   3,140,000  Norfolk, Virginia, Refunding
              Capital Improvement Series B,
              FSA, 5.25%, 07/01/2012.........................          3,552,093
   1,000,000  Los Angeles County
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue Series B, AMBAC,
              5.30%, 07/01/2012..............................          1,028,450
   5,930,000  M S R Public Power Agency,
              California, San Juan Project,
              Refunding Series G, MBIA,
              5.30%, 07/01/2012..............................          6,541,739
   1,075,000  Rancho California Water
              District Financing Authority
              Revenue Series A, FSA,
              5.50%, 08/01/2012..............................          1,227,435


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,010,000  Millcreek Township School
              District, Pennsylvania, FGIC,
              4.50%, 09/15/2012..............................   $     1,078,912
   4,840,000  Metropolitan Transportation
              Authority, New York Service
              Series B, MBIA,
              5.50%, 07/01/2013..............................         5,541,364
   1,000,000  University of California
              Revenue Series C, AMBAC,
              5.00%, 09/01/2013..............................         1,028,580
   2,500,000  Northern Mariana Islands,
              Commonwealth of, Series A,
              ACA, 6.00%, 06/01/2014.........................         2,743,250
   1,195,000  Culver City Redevelopment
              Finance Authority, California
              Tax Allocation, AMBAC,
              5.50%, 11/01/2014..............................         1,377,763
   8,675,000  Los Angeles Unified School
              District, California Election
              of 1997 Series E, MBIA,
              5.50%, 07/01/2015..............................         9,887,592
   1,000,000  San Jose Redevelopment Agency,
              California Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA, 6.00%, 08/01/2015...............         1,203,920
   2,380,000  Antioch Public Finance
              Authority, California Lease
              Revenue, Municipal Facilities
              Project Series B, MBIA,
              5.50%, 01/01/2016..............................         2,657,556
   1,430,000  San Mateo County
              Transportation District,
              California Series A, MBIA,
              5.50%, 06/01/2016..............................         1,647,746
   5,225,000  California State Public Works
              Board Lease Revenue,
              Department of Health Services
              Series A, MBIA, 5.75%, 11/01/2016..............         5,902,526
   2,685,000  Northern California Power
              Agency Public Power Revenue,
              Hydroelectric Project No. 1
              Series A, MBIA, 5.00%, 07/01/2017..............         2,832,541
   1,000,000  California Special Districts
              Association Finance Corp.,
              Certificates of Participation
              Series Z, FSA, 5.50%, 08/01/2017...............         1,156,400
   1,460,000  Santa Fe Springs, California
              Community Development
              Commission, Refunding Series A,
              MBIA, 5.375%, 09/01/2017.......................         1,608,365


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 19

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,130,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Civic Center Project
              Series A, MBIA, 5.00%, 10/01/2017..............   $     3,316,642
   7,495,000  San Bernardino County,
              California Certificates of
              Participation, West Valley
              Detention Center, Refunding
              Series A, MBIA, 5.25%, 11/01/2017..............         8,276,129
   1,210,000  Culver City, California
              Redevelopment Agency, Tax
              Allocation Redevelopment
              Project A, MBIA, 5.50%, 11/01/2017.............         1,356,325
   6,390,000  Santa Clara County Financing
              Authority, California Lease
              Revenue Series A, AMBAC,
              5.00%, 11/15/2017..............................         6,791,036
   5,930,000  Sacramento, City Financing
              Authority, California Revenue
              Capital Improvement Series A,
              AMBAC, 5.50%, 12/01/2017.......................         6,609,341
   2,420,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 15A, FSA, AMT,
              5.00%, 05/01/2018..............................         2,512,371
   2,000,000  Los Angeles Department of
              Water & Power, California
              Power System Series A, FSA,
              5.25%, 07/01/2018..............................         2,166,680
   5,000,000  Los Angeles Department of
              Water & Power, California
              Power System Series A, MBIA,
              5.375%, 07/01/2018.............................         5,482,150
   2,000,000  Los Altos School District,
              California Series B, MBIA,
              5.00%, 08/01/2018..............................         2,128,700
   1,000,000  Los Angeles Convention &
              Exhibition Center Authority,
              California Lease Revenue
              Series A, MBIA, 5.375%, 08/15/2018.............         1,030,800
   2,075,000  Anaheim Public Financing
              Authority, California Electric
              System Revenue, Distribution
              Facilities, MBIA, 5.00%, 10/01/2018............         2,183,689
   1,500,000  Imperial Irrigation District,
              California Electric System
              Revenue, MBIA, 5.00%, 11/01/2018...............         1,582,410


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Culver City, California
              Redevelopment Agency, Tax
              Allocation Redevelopment
              Project A, MBIA, 5.50%, 11/01/2018.............   $     1,114,300
   5,000,000  California State Department of
              Water Resources, Water Systems
              Series Y, FGIC, 5.25%, 12/01/2018..............         5,434,650
   1,440,000  Sacramento City Financing
              Authority, California Revenue,
              City Hall and Redevelopment
              Projects, Series A, FSA,
              5.375%, 12/01/2018.............................         1,586,376
   3,765,000  Los Angeles, California
              Sanitation Equipment Charge
              Revenue Series A, FSA,
              5.25%, 02/01/2019..............................         4,044,363
   5,035,000  Anaheim Union High School
              District, California Series A,
              FSA, 5.375%, 08/01/2019........................         5,495,501
   1,000,000  Antelope Valley Union High
              School District, California
              Series A, MBIA, 5.375%, 08/01/2019.............         1,098,260
   1,185,000  Tahoe-Truckee Unified School
              District, California, MBIA,
              5.50%, 08/01/2019..............................         1,361,079
   1,000,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2019..............................         1,079,610
   2,815,000  Los Angeles County, California
              Certificates of Participation,
              Antelope Valley Courthouse
              Series A, AMBAC, 5.75%, 11/01/2019.............         3,138,106
   2,630,000  California State Public Works
              Board Lease Revenue,
              Department of Corrections,
              State Prison Series A, AMBAC,
              5.00%, 12/01/2019..............................         2,853,787
   5,000,000  California State Department of
              Water Resources, Water Systems
              Series Y, FGIC, 5.25%, 12/01/2019..............         5,395,950
   4,525,000  Los Angeles, California
              Sanitation Equipment Charge
              Revenue Series A, FSA,
              5.25%, 02/01/2020..............................         4,817,179
   2,050,000  Pasadena Unified School
              District, California Series B,
              FGIC, 5.00%, 07/01/2020........................         2,142,271


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 21

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  6,185,000  Los Angeles Department of
              Water & Power, California
              Power System Series A, MBIA,
              5.375%, 07/01/2020.............................   $     6,722,538
   3,475,000  Ventura County Community
              College District, California
              Series A, MBIA, 5.00%, 08/01/2020..............         3,655,179
   6,340,000  University of California
              Multi-Purpose Projects,
              Revenue Series E, MBIA,
              5.125%, 09/01/2020.............................         6,713,109
   1,000,000  Fontana Public Financing
              Authority, California Tax
              Allocation Revenue, North
              Fontana Redevelopment Project
              Series A, FSA, 5.25%, 09/01/2020...............         1,075,260
   1,000,000  San Mateo County Community
              College District, California
              2001 Election Series A, FGIC,
              5.375%, 09/01/2020.............................         1,084,860
   2,075,000  Walnut, California Public
              Financing Tax Allocation
              Revenue, AMBAC,
              5.375%, 09/01/2020.............................         2,265,443
   1,100,000  Mammoth Unified School
              District, California Capital
              Appreciation, MBIA,
              0.00%, 08/01/2021..............................           437,063
   1,800,000  San Francisco City & County
              Public Utilities Commission,
              California Waterworks Revenue
              Series A, FSA, 5.00%, 11/01/2021...............         1,876,410
   1,050,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2021..............................         1,119,101
   1,000,000  Sacramento County Sanitation
              District Financing Authority,
              California Revenue, FSA,
              5.50%, 12/01/2021..............................         1,138,960
   1,000,000  Mammoth Unified School
              District, California Capital
              Appreciation, MBIA,
              0.00%, 08/01/2022..............................           370,760
   1,350,000  Anaheim Union High School
              District, California Series A,
              FSA, 5.00%, 08/01/2022.........................         1,398,789


22 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
--------------------------------------------------------------------------------

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,050,000  California State University
              Headquarters Building
              Authority Lease Revenue Series B,
              MBIA, 5.25%, 09/01/2022........................   $     3,206,770
   1,715,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2022..............................         1,818,243
   1,700,000  San Diego Unified School
              District, California Series C,
              FSA, 5.00%, 07/01/2023.........................         1,763,376
   7,600,000  California State Department of
              Water Resources, Central
              Valley Project, Water Systems
              Series AA, FGIC, 5.00%, 12/01/2023.............         7,819,184
   3,450,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 16B, FSA,
              5.00%, 05/01/2024..............................         3,532,421
   2,320,000  Azusa Unified School District,
              California FSA, 5.00%, 07/01/2024..............         2,380,297
   1,000,000  California State, MBIA,
              5.00%, 08/01/2024..............................         1,021,460
   1,230,000  Gateway Unified School
              District, California, MBIA,
              5.00%, 08/01/2024..............................         1,264,907
   5,200,000  William S. Hart Union High
              School District, California
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA, 2.40%, 01/15/2025................         5,219,760
   9,995,000  Los Angeles Community College
              District, California Series A,
              MBIA, 5.00%, 06/01/2026........................        10,205,894
   1,000,000  San Diego Public Facilities
              Financing Authority,
              California Water Revenue,
              MBIA, 5.00%, 08/01/2026........................         1,023,140
   7,525,000  Long Beach, California Harbor
              Revenue Series A, MBIA,
              4.00%, 05/15/2027..............................         7,746,009
   4,125,000  Long Beach, California Harbor
              Revenue Series B, MBIA,
              4.00%, 05/15/2027..............................         4,244,460
     745,000  California Housing Finance
              Agency, Home Mortgage Revenue
              Series I, MBIA, AMT,
              4.95%, 08/01/2028..............................           748,904


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 23

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,030,000  California Housing Finance
              Agency, Home Mortgage Revenue
              Series B, AMT, MBIA,
              0.00%, 08/01/2029..............................   $     1,441,648
   1,060,000  California Housing Finance
              Agency, Home Mortgage Revenue
              Series N, AMT, FSA,
              5.25%, 08/01/2029..............................         1,077,607
   7,000,000  William S. Hart Union High
              School District, California
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA, 2.40%, 01/15/2036................         7,026,600
   2,245,000  San Jose Financing Authority,
              California Lease Revenue,
              Civic Center Project Series C,
              AMBAC, 5.00%, 06/01/2039.......................         2,457,130
                                                                   ------------
              Total Insured
              (Cost $363,136,442)............................       382,810,948
                                                                   ------------
              Tax Supported-13.52%
              State General Obligations-5.30%
   2,505,000  Wisconsin State Series A,
              5.25%, 05/01/2003..............................         2,513,166
   2,100,000  Illinois State Series 1,
              5.50%, 12/01/2003..............................         2,160,249
   2,890,000  California State,
              6.10%, 09/01/2004..............................         3,074,469
   1,535,000  Illinois State Series 1,
              5.50%, 12/01/2004..............................         1,640,577
   2,500,000  California State,
              6.20%, 09/01/2005..............................         2,762,750
   1,870,000  California State,
              5.25%, 09/01/2018..............................         1,959,872
   7,045,000  California State,
              5.25%, 09/01/2020..............................         7,307,145
  13,060,000  California State,
              5.25%, 10/01/2020..............................        13,604,994
   3,965,000  California State,
              5.00%, 10/01/2023..............................         3,982,446
                                                                    ------------
             Total State General Obligations
              (Cost $37,993,016).............................        39,005,668
                                                                    ------------
             Local General Obligations-3.10%
   1,000,000  Mecklenburg County, North
              Carolina Public Improvement
              Series D, 4.00%, 02/01/2004....................         1,024,320


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,000,000  Dallas, Texas, Equipment
              Acquisition Contractual
              Obligation, 5.25%, 08/15/2004..................   $     2,108,040
   1,000,000  Los Angeles Unified School
              District, California Series A,
              MBIA, 5.00%, 07/01/2011........................         1,114,140
   2,480,000  Los Angeles, California Series A,
              5.25%, 09/01/2011..............................         2,571,983
   2,425,000  Los Angeles Unified School
              District, California Election
              of 1997 Series F, FSA,
              4.50%, 07/01/2012..............................         2,601,128
   1,900,000  Los Angeles Unified School
              District, California Series A,
              MBIA, 5.25%, 07/01/2012........................         2,149,356
   1,145,000  Los Gatos-Saratoga Joint Union
              High School District,
              California Election of 1998
              Series B, 5.75%, 12/01/2019....................         1,282,068
   1,340,000  Los Angeles Unified School
              District, California Series A,
              FSA, 5.25%, 07/01/2020.........................         1,442,188
   2,210,000  Salinas Union High School
              District, California Series A,
              FGIC, 5.25%, 10/01/2020(c).....................         2,372,303
   1,325,000  Los Gatos-Saratoga Joint Union
              High School District,
              California Election of 1998
              Series B, 5.75%, 12/01/2020....................         1,475,268
   2,420,000  Salinas Union High School
              District, California Series A,
              FGIC, 5.25%, 10/01/2021(c).....................         2,580,930
   2,000,000  San Diego Unified School
              District, California Capital
              Appreciation, Election of 1998
              Series D, FGIC, 5.25%, 07/01/2025..............         2,099,180

              Total Local General Obligations                      ------------
             (Cost $22,389,645)..............................        22,820,904
                                                                   ------------
              Tax Lease-1.74%
   1,230,000  Los Angeles County, California
              Capital Asset Leasing Corp.,
              Lease Revenue Series A,
              3.00%, 12/01/2003..............................         1,241,747
   1,000,000  California State Public Works
              Department of Corrections,
              Del Norte Board Lease Revenue
              Series C, 4.70%, 12/01/2003....................         1,024,310


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 25

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,360,000  Los Angeles County, California
              Capital Asset Leasing Corp.,
              Lease Revenue Series A,
              3.00%, 06/01/2004..............................   $     3,408,418
   1,060,000  Puerto Rico Urban Renewal &
              Housing Corp., 7.875%, 10/01/2004..............         1,070,600
   1,010,000  Gilroy Unified School
              District, California Certificates of
              Participation, 5.85%, 07/01/2008...............         1,054,975
   2,590,000  Taft Public Financing
              Authority, California Lease
              Revenue, Community
              Correctional Facility Project A,
              5.95%, 01/01/2011..............................         2,857,469
   2,000,000  Sacramento Finance Authority,
              California Lease Revenue
              Series B, 5.40%, 11/01/2020....................         2,186,300
                                                                   ------------
              Total Tax Lease
              (Cost $12,122,439).............................        12,843,819
                                                                   ------------
              Special Tax-3.38%
     215,000  Vacaville, California
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.00%, 09/02/2003....................           215,959
   1,800,000  Westchester Community
              Development District No. 1,
              Florida Bond Anticipation
              Notes, 5.50%, 01/01/2004.......................         1,800,072
   3,080,000  Orange County Local
              Transportation Authority,
              California Sales Tax Revenue,
              Refunding First Senior Measure
              M Series A, 4.00%, 02/15/2004..................         3,159,495
   1,150,000  New Jersey State
              Transportation Trust Fund
              Authority, Transportation
              Systems Series A,
              5.25%, 06/15/2004..............................         1,204,590
     370,000  Vacaville, California
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.40%, 09/02/2004....................           371,314
     200,000  Chula Vista, California
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area Series A,
              2.90%, 09/01/2005..............................           201,064


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$    655,000  Vacaville, California
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.95%, 09/02/2005....................   $       664,937
     515,000  Contra Costa County,
              California Improvement Bond
              Act 1915, 5.45%, 09/02/2005....................           539,864
     200,000  Etiwanda School District,
              California Refunding Community
              Facilities District No. 3,
              3.90%, 08/01/2006..............................           203,492
     500,000  Chula Vista, California
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area Series A,
              3.60%, 09/01/2006..............................           503,345
     670,000  Vacaville, California
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 4.25%, 09/02/2006....................           684,284
     280,000  Salinas Public Financing
              Authority, California Revenue
              Refunding Assessment Districts,
              Refinancing Subordinated Series B,
              4.75%, 09/02/2006..............................           289,680
   1,665,000  North Las Vegas, Nevada
              Special Improvement District
              No. 60 Aliante, 3.90%, 12/01/2006..............         1,670,012
     350,000  Etiwanda School District,
              California Refunding Community
              Facilities District No. 3,
              4.25%, 08/01/2007..............................           357,476
   1,000,000  Vizcaya Community Development
              District, Florida Special
              Assessment Series B,
              5.40%, 11/01/2007..............................           996,010
   1,075,000  Pomona Public Financing
              Authority, California Revenue,
              Southwest Pomona Redevelopment
              Series L, 5.50%, 02/01/2008....................         1,125,933
     480,000  Etiwanda School District,
              California Refunding Community
              Facilities District No. 3,
              4.50%, 08/01/2008..............................           491,390
     565,000  Chula Vista, California
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area Series A,
              4.25%, 09/01/2008..............................           569,057


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 27

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$    380,000  Salinas Public Financing
              Authority, California Revenue,
              Refunding Assessment
              Districts, Refinancing
              Subordinated Series B,
              4.75%, 09/02/2008..............................   $       391,499
   2,250,000  Seven Oaks Community
              Development District II,
              Florida Special Assessment
              Revenue Series B,
              5.30%, 11/01/2008..............................         2,231,707
     495,000  Etiwanda School District,
              California Refunding Community
              Facilities District No. 3,
              4.70%, 08/01/2009..............................           503,841
     680,000  Chula Vista, California
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area Series A,
              4.60%, 09/01/2009..............................           684,855
     305,000  Salinas Public Financing
              Authority, California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated Series B,
              5.00%, 09/02/2009..............................           313,574
   1,500,000  Gateway Services, Community
              Development District, Florida
              Special Assessment, Sun City
              Center, Fort Meyers Project
              Series B, 5.50%, 05/01/2010....................         1,485,225
     470,000  Etiwanda School District,
              California Refunding Community
              Facilities District No. 3,
              4.80%, 08/01/2010..............................           477,924
     310,000  Salinas Public Financing
              Authority, California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated Series B,
              5.25%, 09/02/2011..............................           318,255
   2,235,000  Venetian Community Development
              District, Florida Capital
              Improvement Revenue Series B,
              5.95%, 05/01/2012..............................         2,252,008


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,175,000  Beacon Tradeport Community
              Development District, Florida
              Industrial Project Series B,
              7.125%, 05/01/2022.............................      $  1,203,834
                                                                   ------------
              Total Special Tax
                (Cost $24,659,129)...........................        24,910,696
                                                                   ------------
              Total Tax Supported
                (Cost $97,164,229)...........................        99,581,087
                                                                   ------------
              Revenue-24.34%
              Airport Revenue-0.08%
     500,000  Denver City & County, Colorado
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013..............................           611,235
                                                                   ------------
              Total Airport Revenue
                (Cost $489,415)..............................           611,235
                                                                   ------------
              Electric Revenue-6.16%
   3,640,000  Los Angeles Department of
              Water & Power, California
              Electric Plant Revenue,
              Unrefunded, 9.00%, 09/01/2003..................         3,759,246
  19,000,000  California State Department of
              Water Resources, Power Supply
              Revenue Series A, 5.50%, 05/01/2009............        21,228,890
  14,865,000  California State Department of
              Water Resources, Power Supply
              Revenue Series A, 5.25%, 05/01/2010............        16,680,909
   3,580,000  North Carolina Eastern
              Municipal Power Agency, Power
              Systems Revenue, Refunding
              Series C, 5.30%, 01/01/2015(c).................         3,714,930
                                                                   ------------
              Total Electric Revenue
                (Cost $44,182,810)...........................        45,383,975
                                                                   ------------
              Health Care Revenue-0.93%
   1,185,000  ABAG Finance Authority for
              Nonprofit Corp., California
              Revenue, San Diego Hospital
              Associates Series A,
              6.00%, 08/15/2004..............................         1,242,141
   2,000,000  California Statewide
              Communities Development
              Authority Revenue, Kaiser
              Permanente Series C,
              3.70%, 11/01/2029..............................         2,061,660


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 29

Principal                                                             Market
Amount        Description                                             Value
--------------------------------------------------------------------------------
$  3,420,000  California Statewide
              Communities Development
              Authority Revenue, Kaiser
              Permanente Series C,
              3.85%, 08/01/2031..............................      $  3,558,681
                                                                   ------------
              Total Health Care Revenue
              (Cost $6,620,863)..............................         6,862,482
                                                                   ------------
              Higher Education Revenue-1.36%
   2,105,000  California Educational
              Facilities Authority Revenue,
              University of The Pacific,
              5.50%, 11/01/2018..............................         2,286,114
   7,575,000  CSUCI Financing Authority
              Revenue, California Rental
              Housing, 3.375%, 08/01/2031....................         7,745,817
                                                                   ------------
              Total Higher Education Revenue
                (Cost $9,758,917)............................        10,031,931
                                                                   ------------
              Tobacco Revenue-2.02%
      75,000  Children's Trust Fund, Puerto
              Rico, Tobacco Settlement
              Revenue, 5.75%, 07/01/2020.....................            84,339
   2,705,000  Tobacco Securitization
              Authority of Northern
              California, Tobacco Settlement
              Asset-Backed Bonds Series B,
              Sacramento County Tobacco
              Securitization Corp.,
              4.375%, 06/01/2021.............................         2,712,493
   3,060,000  California Counties, Tobacco
              Securitization Agency, Fresno
              County Tobacco Funding Corp.,
              5.625%, 06/01/2023.............................         2,982,368
   8,395,000  Tobacco Securitization
              Authority of Southern
              California Tobacco Settlement
              Asset-Backed Bonds Series A,
              San Diego County Tobacco
              Securitization Corp.,
              5.25%, 06/01/2027..............................         8,179,080
   1,000,000  Badger Tobacco Asset
              Securitization Corp.,
              Wisconsin Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027.............................           938,330
                                                                   ------------
              Total Tobacco Revenue
              (Cost $15,172,494).............................        14,896,610
                                                                   ------------


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Toll Revenue-0.43%
$  3,135,000  Florida State Turnpike
              Authority Revenue, Department
              of Transportation Series B,
              5.00%, 07/01/2003..............................      $  3,165,096
                                                                   ------------
              Total Toll Revenue
                (Cost $3,138,918)............................         3,165,096
                                                                   ------------
              Water/Sewer Revenue-3.50%
   1,800,000  Florida Water Pollution
              Control Financing Corp.
              Revenue, Water Pollution
              Control, 5.00%, 01/15/2004.....................         1,855,296
   2,500,000  Metropolitan Water District of
              Southern California,
              Waterworks Revenue Series A,
              5.50%, 07/01/2008..............................         2,573,725
   2,420,000  Los Angeles County Sanitation
              District Financing Authority,
              California Series A,
              5.25%, 10/01/2008..............................         2,511,355
   1,000,000  Orange County Water District,
              California Certificates of
              Participation Series A,
              5.50%, 08/15/2010..............................         1,033,490
   4,390,000  New York State Environmental
              Facilities Corp., Clean Water
              & Drinking, New York City
              Municipal Water Project Series J,
              5.00%, 06/15/2012..............................         4,878,387
   2,460,000  San Francisco City & County
              Public Utilities Commission,
              California Waterworks Revenue
              Series A, 5.00%, 11/01/2012....................         2,618,178
   2,285,000  California State Department of
              Water Resources, Water System
              Revenue Series O,
              5.00%, 12/01/2015..............................         2,416,045
   5,000,000  Sacramento County Sanitation
              District Financing Authority,
              California Revenue Series A,
              5.60%, 12/01/2016..............................         5,474,950
   2,045,000  Metropolitan Water District of
              Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021..............................         2,374,613

             Total Water/Sewer Revenue                             ------------
                (Cost $24,200,207)...........................        25,736,039
                                                                   ------------


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 31

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Miscellaneous Revenue-7.29%
$ 13,750,000  California Revenue
              Anticipation Notes Series 2003A,
              2.50%, 06/20/2003..............................   $    13,787,675
  15,770,000  Santa Clara Valley
              Transportation Authority
              Revenue, California Bond &
              Grant Anticipation Notes,
              3.00%, 12/04/2003..............................        15,975,956
     499,649  Koch Fixed-Rate Trust, Various
              States Class A1,
              4.70%, 10/06/2003..............................           501,533
   1,850,000  Ohio State Revenue, Major New
              State Infrastructure-1,
              5.00%, 06/15/2004..............................         1,933,028
   6,485,000  Los Angeles, California Harbor
              Department Revenue Series B,
              AMT, 5.75%, 08/01/2009.........................         7,180,451
   8,850,000  Los Angeles County Public
              Works Financing Authority,
              California Refunding Flood
              Control District Series A,
              5.00%, 03/01/2010..............................         9,859,519
   2,170,000  Los Angeles County
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue, Refunding
              Proposition C Second Senior
              Series A, MBIA, 5.00%, 07/01/2010(c)...........         2,428,122
   2,000,000  Oakland, Joint Powers
              Financing Authority,
              California Revenue, California
              Fruitvale Transit Village
              Series A, 3.125%, 07/01/2033...................         2,046,640
                                                                   ------------
              Total Miscellaneous Revenue
                (Cost $52,908,878)...........................        53,712,924
                                                                   ------------
              Industrial Development/Pollution Control
              Revenue-2.57%
   3,235,000  Louisa, Virginia Industrial
              Development Authority,
              Pollution Control Revenue,
              Virginia Electric & Power Co.,
              5.25%, 12/01/2008..............................         3,417,228
   2,750,000  California Statewide
              Communities Development
              Authority Solid Waste Revenue,
              4.95%, 04/01/2011..............................         2,797,823
   3,050,000  Pope County, Arkansas Revenue,
              Refunding Entergy Arkansas Inc.
              Project, 5.05%, 09/01/2028.....................         3,118,655



--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,565,000  Matagorda County Navigation
              District No. 1, Texas
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co. Series A,
              3.75%, 05/01/2030..............................   $     3,576,051
   1,000,000  Maricopa County Industrial
              Development Authority, Arizona
              Solid Waste Disposal Revenue,
              Waste Management Inc. Project,
              4.80%, 12/01/2031..............................         1,025,480
   5,000,000  Brazos River Authority, Texas
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project Series D, 4.25%, 05/01/2033............         4,998,900
                                                                   ------------
              Total Industrial Development/Pollution
              Control Revenue
                (Cost $18,627,660)...........................        18,934,137
                                                                   ------------
              Total Revenue
                (Cost $175,100,162)..........................       179,334,429
                                                                   ------------
              Asset-Backed Securities-3.16%
              Housing-3.16%
   1,050,000  San Jose, California
              Multifamily Housing Revenue,
              El Parador Apartments Project
              Series C, AMT, 4.90%, 01/01/2016...............         1,065,236
   3,325,000  Munimae Trust, Series 2001-1
              Class A, 4.35%, 10/26/2016.....................         3,462,190
   3,875,000  Munimae Trust, Series 2001-2
              Class A, 4.35%, 10/26/2016.....................         4,034,882
   1,285,000  California Rural Home Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Mortgage-Backed
              Securities Program Series A,
              GNMA/FNMA, 6.55%, 06/01/2030...................         1,384,163
  13,235,000  California Statewide
              Communities Development
              Authority, Fountains Seacliff
              Apartments, 2.10%, 10/15/2035..................        13,352,262
                                                                   ------------
              Total Housing
                (Cost $22,860,711)...........................        23,298,733
                                                                   ------------
              Total Asset-Backed Securities
                (Cost $22,860,711)...........................        23,298,733
                                                                   ------------


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 33

                                                                      Market
              Description                                             Value
-------------------------------------------------------------------------------
              Investment Summary
              Total Investments-100.22%
              (Cost $709,684,325)(d).................              $738,350,212
              Cash and Other Assets,
              Less Liabilities-(0.22)%...............                (1,617,358)
                                                                   ------------
              Net Assets-100.00%.....................              $736,732,854
                                                                   ------------
Short Futures Contract
                                                                     Unrealized
Contracts     Description                               Value       Appreciation
-------------------------------------------------------------------------------
240           Interest Rate
              Swap 10 Yr. Future
              June 2003 ...........................   $27,157,500  $    273,844
                                                                   ------------
              Total Short Futures
              Contract.............................                $    273,844
                                                                   ------------


(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contracts.
(b) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c) When-issued security
(d) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $29,431,433 and gross unrealized depreciation of investments was $765,546, resulting in net unrealized appreciation of $28,665,887.
    Explanation of abbreviations:
    ACA     -American Capital Access
    AMBAC   -American Municipal Bond Assurance Corporation
    AMT     -Subject to Alternative Minimum Tax
    FGIC    -Financial Guaranty Insurance Company
    FNMA    -Federal National Mortgage Association
    FSA     -Financial Security Assurance, Inc.
    GNMA    -Government National Mortgage Association
    MBIA    -Municipal Bond Investors Assurance Corporation
    See Notes to Financial Statements.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Tax-Exempt Variable-Rate
              Demand Notes-2.29%
$    900,000  Irvine Ranch Water District,
              California Certificates of
              Participation, Capital
              Improvement Project,
              1.10%, 08/01/2016..............................   $       900,000
   1,200,000  Lincoln County, Wyoming
              Pollution Control Revenue,
              Exxon Project Series 87B,
              1.15%, 07/01/2017..............................         1,200,000
   7,700,000  Port Authority of New York &
              New Jersey Special Obligation
              Revenue, Versatile Structure
              Obligation Series 3,
              1.18%, 06/01/2020..............................         7,700,000
   2,000,000  Hammond, Indiana Pollution
              Control Revenue Refunding
              Amoco Oil Co. Project,
              1.15%, 02/01/2022..............................         2,000,000
   6,000,000  New York City Municipal Water
              Finance Authority, New York
              Water & Sewer Systems Revenue
              Series 93-C, 1.20%, 06/15/2022.................         6,000,000
   3,400,000  New York City Transitional
              Finance Authority, New York
              Recovery Series 3-Subseries 3B,
              1.10%, 11/01/2022..............................         3,400,000
   3,100,000  New York City Transitional
              Finance Authority, New York
              Recovery Series 3-Subseries 3E,
              1.10%, 11/01/2022..............................         3,100,000
   3,000,000  New York City Subseries A-4,
              1.15%, 08/01/2023..............................         3,000,000
   2,000,000  New York City Municipal Water
              Finance Authority, New York
              Water & Sewer Systems Revenue,
              Series G, FGIC,
              1.15%, 06/15/2024..............................         2,000,000
   3,000,000  New York City Municipal Water
              Finance Authority, New York
              Water & Sewer Systems Revenue
              Series 95A, FGIC,
              1.10%, 06/15/2025..............................         3,000,000
   2,500,000  Illinois Health Facilities
              Authority Revenue,
              Resurrection Health Series A,
              FSA, 1.20%, 05/15/2029.........................         2,500,000


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 35

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,300,000  Massachusetts State Central
              Artery Series A,
              1.15%, 12/01/2030..............................   $     5,300,000
   1,100,000  Indiana State Educational
              Facilities Authority Revenue,
              DePauw University Project,
              1.15%, 07/01/2032..............................         1,100,000
   7,000,000  Tulsa County, Oklahoma
              Industrial Authority Revenue,
              First Mortgage Montereau
              Series A, 1.15%, 07/01/2032....................         7,000,000
     500,000  Long Island Power Authority,
              New York Electric Systems
              Revenue, Subordinated Series
              1B-RMKT, 1.00%, 05/01/2033.....................           500,000
                                                                   ------------
              Total Tax-Exempt Variable-Rate Demand Notes
                (Cost $48,700,000)...........................        48,700,000
                                                                   ------------
              Prerefunded/Escrowed-6.73%
      30,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue Series A,
              5.90%, 06/15/2003,
              Escrowed to Maturity...........................            30,289
     220,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue, Series A,
              5.90%, 06/15/2003,
              Escrowed to Maturity...........................           222,072
     375,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A,
              5.90%, 06/15/2003,
              Escrowed to Maturity...........................           378,615
     375,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue Series A,
              5.90%, 06/15/2003,
              Escrowed to Maturity...........................           378,615
   3,255,000  Phoenix Civic Improvement
              Corporation, Arizona
              Wastewater Systems Lease
              Revenue, 6.125%, 07/01/2014,
              Prerefunded 07/01/2003 @ 102(a)................         3,360,071
   2,845,000  St. Louis Regional Convention
              and Sports Complex Authority,
              Missouri Series C,
              7.90%, 08/15/2021,
              Prerefunded 08/01/2003 @ 100(a)................         2,916,068


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$    760,000  Grapevine-Colleyville
              Independent School District,
              Texas Series A, AMBAC,
              7.50%, 08/15/2003,
              Escrowed to Maturity...........................   $       777,875
     185,000  Grapevine-Colleyville
              Independent School District,
              Texas Refunding 1998 Series A,
              AMBAC, 7.50%, 08/15/2003,
              Escrowed to Maturity...........................           189,351
   1,400,000  Missouri State Regional
              Convention and Sports Complex
              Authority Series A,
              6.80%, 08/15/2011,
              Prerefunded 08/15/2003 @ 100...................         1,429,358
   2,375,000  Missouri State Regional
              Convention and Sports Complex
              Authority Series A,
              6.90%, 08/15/2021,
              Prerefunded 08/15/2003 @ 100...................         2,425,659
   1,130,000  St. Louis Regional Convention
              and Sports Complex Authority,
              Missouri Series B,
              7.00%, 08/15/2011,
              Prerefunded 08/15/2003 @ 100...................         1,154,521
     945,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.10%, 11/01/2005,
              Prerefunded 11/01/2003 @ 102...................           985,767
   1,260,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.25%, 12/01/2003,
              Escrowed to Maturity...........................         1,293,907
   3,000,000  Chicago, Illinois MBIA,
              6.50%, 01/01/2004,
              Escrowed to Maturity...........................         3,120,390
   8,150,000  District of Columbia Series B,
              6.00%, 06/01/2007,
              Prerefunded 06/01/2004 @ 102...................         8,773,230
     700,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A,
              5.70%, 06/15/2005,
              Prerefunded 06/15/2004 @ 102...................           752,353
   1,620,000  Harris County, Texas Senior
              Lien Toll Road Series A, MBIA,
              6.375%, 08/15/2024,
              Prerefunded 08/15/2004 @ 102...................         1,767,015


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 37

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,525,000  Cumberland County Municipal
              Authority, Pennsylvania
              Revenue, 1st Mortgage Carlisle
              Hospital & Health,
              6.80%, 11/15/2023,
              Prerefunded 11/15/2004 @ 102...................   $     1,690,691
   2,330,000  Fulton County Building
              Authority, Georgia Series A,
              8.75%, 01/01/2005,
              Escrowed to Maturity...........................         2,622,299
   1,400,000  Massachusetts Consolidated
              Loans Series A, MBIA,
              5.00%, 01/01/2008,
              Prerefunded 01/01/2006 @ 101...................         1,536,304
   1,530,000  New York City Series I,
              5.875%, 03/15/2013,
              Prerefunded 03/15/2006 @ 101.50................         1,736,749
   1,035,000  Massachusetts State
              Consolidated Loans Series B,
              FGIC, 5.50%, 06/01/2012,
              Prerefunded 06/01/2006 @ 101...................         1,164,986
   4,775,000  Chicago, Illinois, Emergency
              Telephone System, FGIC,
              5.50%, 01/01/2007,
              Escrowed to Maturity...........................         5,345,565
   2,145,000  Nebraska Public Power District
              Revenue, Power Supply Systems
              Series C, 4.75%, 01/01/2007,
              Escrowed to Maturity...........................         2,262,074
   1,000,000  Illinois Educational
              Facilities Authority Revenue,
              Loyola University, Chicago
              Series A, 7.00%, 07/01/2007,
              Escrowed to Maturity...........................         1,173,170
   2,030,000  Metropolitan Transportation Authority,
              New York Commuter
              Facilities Revenue Series C-1,
              FGIC, 6.00%, 07/01/2007,
              Escrowed to Maturity...........................         2,353,399
     120,000  Cook County, Illinois MBIA,
              7.25%, 11/01/2007,
              Escrowed to Maturity...........................           138,108
      10,000  Connecticut State,
              5.50%, 12/01/2007,
              Escrowed to Maturity...........................            11,449
   1,265,000  Intermountain Power Agency,
              Utah Power Supply Revenue
              Series A, AMBAC,
              6.50%, 07/01/2008,
              Escrowed to Maturity...........................         1,511,511


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,785,000  Massachusetts Consolidated
              Loan Series C,
              5.25%, 08/01/2011,
              Prerefunded 08/01/2008 @ 101...................   $     3,187,600
   1,000,000  Jefferson County, Alabama
              Sewer Revenue Series A,
              5.75%, 02/01/2038,
              Prerefunded 02/01/2009 @ 101...................         1,163,140
   3,495,000  Ohio State Public Facilities
              Commission, Higher Education
              Capital Facilities Series A,
              AMBAC, 5.25%, 05/01/2009,
              Escrowed to Maturity...........................         3,770,301
     175,000  District of Columbia
              Prerefunded 2001 Series B,
              FSA, 5.50%, 06/01/2009,
              Escrowed to Maturity...........................           201,028
   1,130,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              Revolving Fund,
              5.625%, 10/01/2011,
              Prerefunded 10/01/2009 @ 101...................         1,324,123
   3,745,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              Revolving Fund, 5.75%, 10/01/2014,
              Prerefunded 10/01/2009 @ 101...................         4,415,917
     235,000  Palm Beach County Solid Waste
              Authority, Florida Revenue
              Series A, AMBAC,
              6.00%, 10/01/2009,
              Escrowed to Maturity...........................           278,607
   1,145,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.40%, 12/01/2009,
              Escrowed to Maturity...........................         1,298,636
   2,100,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.50%, 12/01/2010,
              Prerefunded 12/01/2009 @ 100...................         2,390,892
   1,000,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.60%, 12/01/2011,
              Prerefunded 12/01/2009 @ 100...................         1,142,870
   2,600,000  Detroit, Michigan Sewage
              Disposal Revenue Series A,
              6.00%, 07/01/2029,
              Prerefunded 01/01/2010 @ 101...................         3,068,000


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 39

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  4,000,000  Metropolitan Transportation
              Authority, New York Dedicated
              Tax Fund Series A, FGIC,
              6.00%, 04/01/2030,
              Prerefunded 04/10/2010 @ 100...................   $     4,738,200
   3,000,000  Colorado Department of
              Transportation, Transportation
              Revenue, AMBAC, 6.00%, 06/15/2015,
              Prerefunded 06/15/2010 @ 100.5.................         3,558,750
   2,790,000  Massachusetts Consolidated
              Loan Series C, 5.75%, 10/01/2014,
              Prerefunded 10/01/2010 @ 100...................         3,270,884
   2,390,000  Illinois State First Series,
              MBIA, 5.75%, 12/01/2013,
              Prerefunded 12/01/2010 @ 100...................         2,809,947
  11,870,000  Massachusetts Consolidated
              Loan Series C, 5.375%, 12/01/2018,
              Prerefunded 12/01/2011 @ 100...................        13,625,098
   2,755,000  Tarrant County Health
              Facilities Development Corp.,
              Texas, Harris Methodist Health
              System Series A,
              5.125%, 09/01/2012,
              Escrowed to Maturity...........................         3,073,974
   1,075,000  Anchorage, Alaska School
              Improvement Series B, FGIC,
              5.875%, 12/01/2012,
              Escrowed to Maturity...........................         1,272,972
   4,100,000  North Carolina Municipal Power
              Agency No. 1, Catawba Electric
              Revenue, 5.50%, 01/01/2013,
              Escrowed to Maturity...........................         4,694,705
   2,045,000  Retama Development Corp.,
              Texas Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2013,
              Escrowed to Maturity....... ...................         2,945,986
     150,000  Florida State Board of
              Education Capital Outlay,
              9.125%, 06/01/2014,
              Escrowed to Maturity...........................           217,568
     950,000  Massachusetts State Water
              Pollution Abatement Series B,
              5.25%, 08/01/2014,
              Escrowed to Maturity...........................         1,082,373
   2,690,000  Metropolitan Transportation
              Authority, New York Dedicated
              Tax Fund Series A, FGIC,
              5.00%, 04/01/2023,
              Prerefunded 10/01/2015 @ 100...................         3,031,576


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,860,000  Retama Development Corp.,
              Texas Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2018,
              Escrowed to Maturity...........................   $     5,660,111
   1,125,000  Retama Development Corp.,
              Texas Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2018,
              Escrowed to Maturity...........................         1,665,855
   1,000,000  Bell County Health Facilities
              Development Corp., Texas,
              Lutheran General Health Care
              System, 6.50%, 07/01/2019,
              Escrowed to Maturity...........................         1,251,800
   4,940,000  Rhode Island Depositors
              Economic Protection Corp.
              Series A, FSA,
              5.75%, 08/01/2019,
              Escrowed to Maturity...........................         5,773,823
   1,500,000  Rhode Island Depositors
              Economic Protection Corp.
              Series A, FSA,
              5.50%, 08/01/2020,
              Escrowed to Maturity...........................         1,675,215
   1,640,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series A,
              6.00%, 01/01/2026,
              Prerefunded 01/01/2022 @ 100...................         1,951,452
   5,780,000  Rhode Island Depositors
              Economic Protection Corp.
              Series A, 6.375%, 08/01/2022,
              Escrowed to Maturity...........................         7,143,213
                                                                   ------------
              Total Prerefunded/Escrowed
                (Cost $128,671,785)..........................       143,186,077
                                                                   ------------
              Inflation Adjusted-1.25%
   1,760,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              4.56%, 10/01/2003..............................         1,778,867
   1,900,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              4.58%, 10/01/2004..............................         1,949,533
   2,050,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              4.60%, 10/01/2005..............................         2,119,598


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 41

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,165,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              4.62%, 10/01/2006..............................   $     2,240,126
   1,790,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              4.64%, 10/01/2007..............................         1,840,281
   5,965,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              Mandatory Put 10/01/2007,
              4.64%, 10/01/2015..............................         6,132,557
   5,685,000  Illinois Development Finance
              Authority, Adventist Health
              System Series B, Variable Rate
              CPI Bond, MBIA,
              2.10%, 01/01/2019..............................         5,653,398
   4,750,000  Delaware Valley Regional
              Finance Authority,
              Pennsylvania Local Government
              Revenue Series A, Variable
              Rate CPI Bond, AMBAC,
              Mandatory Put 07/01/2007,
              3.54%, 07/01/2027..............................         4,929,977
                                                                   ------------
              Total Inflation Adjusted
                (Cost $25,260,727)...........................        26,644,337
                                                                   ------------
              Insured-42.25%
   3,100,000  Illinois State Series A, FSA,
              5.00%, 04/01/2003..............................         3,100,000
   3,000,000  Reedy Creek Improvement
              District, Florida Refunding Series A,
              AMBAC, 5.00%, 06/01/2003(a)....................         3,019,110
   4,290,000  Phoenix Civic Improvement
              Corp., Arizona Municipal
              Facilities Excise Tax Revenue,
              FGIC, 5.25%, 07/01/2003........................         4,333,801
   2,400,000  Pima County, Arizona, FGIC,
              5.25%, 07/01/2003..............................         2,424,504
   3,000,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 69 Series B,
              FSA, 5.00%, 08/01/2003..... ...................         3,038,130
   2,500,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 69 Series C,
              FSA, 5.00%, 08/01/2003.........................         2,532,100


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  7,345,000  New York City, New York
              Series A-1, AMBAC,
              6.25%, 08/01/2003..............................   $     7,468,249
   2,620,000  Lewisville Independent School
              District, Texas, PSF Guaranteed,
              6.00%, 08/15/2003..............................         2,667,081
   3,005,000  New Haven, Connecticut Series B,
              FSA, 5.75%, 11/01/2003.........................         3,087,006
   4,500,000  Metropolitan Football Stadium
              District, Colorado Sales Tax
              Revenue, Series B, MBIA,
              0.00%, 01/01/2004..............................         4,458,105
   2,300,000  Du Page County, Illinois
              Transportation Revenue, FSA,
              5.25%, 01/01/2004..............................         2,371,415
   2,870,000  Clark County Public Utility
              District No. 1, Washington
              Generating System Revenue,
              FGIC, 6.00%, 01/01/2004........................         2,974,583
   3,130,000  Plano Independent School
              District, Texas, PSF
              Guaranteed, 6.00%, 02/15/2004..................         3,258,267
   1,255,000  Orangeburg, South Carolina
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.00%, 04/01/2004..............................         1,291,407
   3,590,000  Kansas City, Missouri
              Passenger Facility Charge
              Revenue, AMBAC,
              5.00%, 04/01/2004..............................         3,718,271
   3,190,000  Illinois State MBIA,
              5.50%, 04/01/2004..............................         3,330,073
   2,410,000  Louisville and Jefferson
              County Metropolitan Sewer
              District, Kentucky Sewer and
              Drainage Systems Revenue
              Series A, FGIC,
              9.00%, 05/15/2004..............................         2,615,573
   1,605,000  Pennsylvania Economic
              Development Financing
              Authority, Northwestern Human
              Services Series A, ACA,
              4.60%, 06/01/2004..............................         1,632,365
   1,000,000  District of Columbia Series B-3,
              MBIA, 5.20%, 06/01/2004........................         1,044,900
   1,000,000  Port of Portland, Oregon
              Airport Revenue, AMT Refunding
              International Airport 15B,
              FGIC, 4.50%, 07/01/2004........................         1,036,200


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 43

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,700,000  Louisville and Jefferson
              County Regional Airport
              Authority, Kentucky Airport
              Systems Revenue Series A,
              FSA, 5.00%, 07/01/2004.........................   $     1,771,757
   1,265,000  Rhode Island State Economic
              Development Corp., Providence
              Place Mall Senior Note
              Obligation, Asset Guaranty,
              Radian, 5.45%, 07/01/2004......................         1,326,340
   2,750,000  Maricopa County Unified School
              District No. 69, Arizona,
              Paradise Valley Project of
              1999 Series A, MBIA,
              5.75%, 07/01/2004..............................         2,902,625
   4,030,000  Regional Transportation
              Authority, Illinois, MBIA,
              5.75%, 07/01/2004..............................         4,251,610
   1,205,000  University of Hawaii
              University Systems Revenue
              Series A, FGIC,
              3.25%, 07/15/2004..............................         1,236,197
   2,000,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 69 Series C,
              FSA, 5.00%, 08/01/2004.........................         2,099,240
   4,250,000  Duval County School District,
              Florida Refunding, AMBAC,
              6.125%, 08/01/2004.............................         4,520,725
   1,065,000  Bethlehem Area School
              District, Pennsylvania, FGIC,
              4.50%, 09/01/2004..............................         1,113,713
   2,945,000  Pittsburgh School District,
              Pennsylvania Series A, AMBAC,
              5.50%, 09/01/2004..............................         3,120,787
   2,430,000  Tampa, Florida Utility Tax &
              Special Revenue Refunding,
              AMBAC, 6.00%, 10/01/2004.......................         2,598,107
   7,715,000  New Jersey State Turnpike
              Authority Revenue Series A,
              MBIA, 5.25%, 01/01/2005........................         8,229,050
   1,000,000  Chicago, Illinois Public
              Building Commission, Revenue
              Series C, FGIC,
              5.375%, 02/01/2005.............................         1,068,270
   8,870,000  New York City, New York Series E,
              AMBAC, 6.50%, 02/15/2005.......................         9,659,075


44 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
--------------------------------------------------------------------------------

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,885,000  Orangeburg, South Carolina
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.50%, 04/01/2005..............................   $     1,998,779
   1,250,000  Minneapolis, Minnesota Health
              Care System Revenue, Fairview
              Health Services Series B,
              MBIA, 4.50%, 05/15/2005........................         1,325,663
     800,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A, MBIA,
              5.70%, 06/15/2005..............................           855,408
   1,815,000  New Jersey State
              Transportation Trust Fund
              Authority, Transportation System
              Series B, MBIA,
              6.00%, 06/15/2005..............................         1,993,124
   1,725,000  Washington State Public Power
              Supply System Revenue, Nuclear
              Project No.1 Series A, AMBAC,
              6.00%, 07/01/2005..............................         1,888,409
   2,395,000  Hawaii State Airports Systems
              Revenue Series B, FGIC,
              6.125%, 07/01/2005.............................         2,597,473
   1,640,000  New York State Dormitory
              Authority Revenue, City
              University System Consolidated
              Series C, AMBAC,
              6.25%, 07/01/2005..............................         1,811,643
   2,745,000  Orangeburg, South Carolina
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.50%, 10/01/2005..............................         2,951,479
   2,000,000  Chicago, Illinois Refunding
              Series A, AMBAC,
              4.50%, 01/01/2006..............................         2,139,480
   2,500,000  Hawaii State Series CA, FSA,
              5.50%, 01/01/2006..............................         2,745,125
   1,000,000  Allegheny County, Pennsylvania
              Airport Revenue, Pittsburgh
              International Airport Series A-1,
              MBIA, AMT, 5.75%, 01/01/2006...................         1,092,610
   1,200,000  Williamson County, Texas, FSA,
              5.00%, 02/15/2006..............................         1,306,440
   2,385,000  Johnston County, North
              Carolina Public Improvement,
              FSA, 4.00%, 03/01/2006.........................         2,547,156


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 45

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Utah State Board of Regents,
              Student Loan Revenue Series J,
              AMBAC, AMT,
              6.00%, 05/01/2006..............................   $     1,098,360
   1,895,000  Minneapolis, Minnesota Health
              Care System Revenue, Fairview
              Health Services Series B,
              MBIA, 4.50%, 05/15/2006........................         2,041,597
   9,000,000  Michigan State Comprehensive
              Transportation Revenue,
              Refunding Series A, FSA,
              5.00%, 05/15/2006..............................         9,897,660
   1,970,000  Clark County, Nevada Bond
              Bank, MBIA, 5.00%, 06/01/2006..................         2,169,207
   1,340,000  Arlington, Texas Waterworks &
              Sewer Revenue, AMBAC,
              6.00%, 06/01/2006..............................         1,513,476
  12,780,000  Clark County School District,
              Nevada Series C, MBIA,
              5.00%, 06/15/2006..............................        14,066,818
   6,520,000  Delaware Transportation
              Authority Transportation
              System Revenue Refunding, FSA,
              4.375%, 07/01/2006.............................         7,031,690
   2,095,000  Virginia Port Authority
              Facilities Revenue, MBIA, AMT,
              6.00%, 07/01/2006..............................         2,362,552
   3,000,000  Duval County School District,
              Florida Refunding, AMBAC,
              6.30%, 08/01/2006..............................         3,429,900
   2,200,000  Clark County Public Utility
              District No. 1, Washington
              Electric Revenue, AMBAC,
              5.50%, 01/01/2007..............................         2,457,818
   4,485,000  Cleveland, Ohio Waterworks
              Revenue Series G, MBIA,
              5.50%, 01/01/2007..............................         5,019,163
   6,110,000  Chicago, Illinois O'Hare
              International Airport Revenue,
              Second Lien-Series A, AMBAC,
              6.00%, 01/01/2007..............................         6,816,255
   5,015,000  Massachusetts State Refunding
              Series A, MBIA,
              5.50%, 02/01/2007..............................         5,611,334
   1,000,000  Williamson County, Texas
              Limited Tax Notes Series B,
              FSA, 5.00%, 02/15/2007.........................         1,100,490
   1,965,000  Waco Independent School
              District, Texas Refunding, PSF
              Guaranteed, 5.25%, 02/15/2007..................         2,180,541


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Prince George's County,
              Maryland Consolidated Public
              Improvement Series A, MBIA,
              6.00%, 03/15/2007..............................   $     1,145,850
   5,140,000  New York State Thruway
              Authority Highway & Bridge
              Trust Fund Series B, AMBAC,
              5.00%, 04/01/2007..............................         5,695,788
   2,255,000  New Jersey Economic
              Development Authority Revenue
              Transportation Project
              Sublease Series A, FSA,
              5.50%, 05/01/2007..............................         2,535,229
   2,000,000  Walled Lake Consolidated
              School District, Michigan,
              MBIA, 6.00%, 05/01/2007........................         2,293,140
   1,000,000  Massachusetts State Health
              & Educational Facilities
              Authority Revenue, New England
              Medical Center Hospital Series H,
              FGIC, 5.00%, 05/15/2007........................         1,095,960
   1,000,000  Michigan State Comprehensive
              Transportation Revenue Series B,
              FSA, 5.00%, 05/15/2007.........................         1,108,770
   1,715,000  Northeast Hospital Authority,
              Texas Northeast Medical Center
              Hospital Revenue, FSA,
              5.75%, 05/15/2007..............................         1,944,639
   9,770,000  District of Columbia Refunding
              Series B-1, AMBAC,
              5.50%, 06/01/2007..............................        10,949,923
   2,525,000  Philadelphia, Pennsylvania
              Airport Revenue Series A,
              FGIC, 6.00%, 06/15/2007........................         2,889,257
   1,200,000  Philadelphia, Pennsylvania
              Airport Revenue Series B,
              FGIC, AMT, 6.00%, 06/15/2007...................         1,359,756
   9,475,000  Wisconsin State Transportation
              Revenue Series A, MBIA,
              5.00%, 07/01/2007..............................        10,515,734
   1,065,000  Oklahoma City, Oklahoma
              Airport Trust Junior Lien-27th
              Series-Series B, FSA,
              5.50%, 07/01/2007..............................         1,170,765
   1,105,000  Delaware Transportation
              Authority System Revenue
              AMBAC, 6.00%, 07/01/2007.......................         1,273,258
   2,775,000  Washington State Public Power
              Supply System Revenue, Nuclear
              Project No.1 Series A, AMBAC,
              6.00%, 07/01/2007..............................         3,167,330


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 47

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,665,000  Washoe County School District,
              Nevada Refunding, FSA,
              5.00%, 08/01/2007 ......... ...................$        6,303,842
   5,975,000  Hawaii State Series CV, FGIC,
              5.50%, 08/01/2007..............................         6,771,288
   2,635,000  Orangeburg, South Carolina
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.75%, 10/01/2007..............................         2,927,011
     880,000  Cook County, Illinois MBIA,
              7.25%, 11/01/2007..............................         1,036,235
   3,420,000  Denver City & County, Colorado
              Airport Revenue Series C, AMT,
              5.375%, 11/15/2007.............................         3,736,863
   2,115,000  Connecticut State Resource
              Recovery Authority,
              Mid-Connecticut System Series A,
              MBIA, 5.75%, 11/15/2007........................         2,425,820
   1,000,000  District of Columbia
              Certificates of Participation,
              AMBAC, 5.25%, 01/01/2008.......................         1,095,980
   2,270,000  Clark County Public Utility
              District No. 1, Washington
              Electric Revenue, AMBAC,
              5.50%, 01/01/2008..............................         2,554,386
   1,465,000  Sangamon County School
              District No. 186, Illinois,
              FGIC, 5.55%, 01/01/2008........................         1,620,392
   1,000,000  Berkley City School District,
              Michigan, FGIC,
              7.00%, 01/01/2008..............................         1,190,220
   5,330,000  Hawaii State, Refunding
              Series CY, FSA,
              5.25%, 02/01/2008..............................         5,966,775
  14,105,000  Massachusetts State Refunding
              Series A, MBIA,
              5.50%, 02/01/2008..............................        15,949,088
   5,320,000  Cypress-Fairbanks Independent
              School District, Texas, PSF
              Guaranteed, 5.75%, 02/15/2008..................         6,070,812
   1,000,000  Memphis-Shelby County Airport
              Authority, Tennessee Revenue
              Series A, MBIA, AMT,
              6.00%, 02/15/2008..............................         1,129,060
   1,875,000  Port of Port Arthur Navigation
              District, Texas, AMBAC,
              6.00%, 03/01/2008..............................         2,163,356


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Massachusetts State Health
              & Educational Facilities
              Authority Revenue, New England
              Medical Center Hospital Series
              H, FGIC, 5.00%, 05/15/2008.....................   $     1,100,660
   8,400,000  District of Columbia,
              Refunding Series B-1, AMBAC,
              5.50%, 06/01/2008..............................         9,504,096
   1,095,000  Haverhill, Massachusetts,
              FGIC, 6.00%, 06/15/2008........................         1,255,297
   1,000,000  Ivy Tech State College,
              Indiana Student Fee Series G,
              AMBAC, 5.00%, 07/01/2008.......................         1,116,910
   1,810,000  Wayne County Community
              College, Michigan Community
              College Improvement, FGIC,
              5.00%, 07/01/2008..............................         2,021,607
   6,100,000  Anchorage, Alaska Refunding
              Series B, MBIA,
              5.25%, 07/01/2008..............................         6,881,105
     735,000  Intermountain Power Agency,
              Utah Power Supply Revenue
              Series A, AMBAC,
              6.50%, 07/01/2008..............................           867,932
   3,295,000  Trinity River Authority, Texas
              Regional Wastewater Systems
              Revenue MBIA, 5.25%, 08/01/2008(b).............         3,645,423
   5,430,000  Ohio State Building Authority
              State Facilities Administration
              Building Fund Refunding Project B,
              FSA, 5.25%, 10/01/2008.........................         6,168,263
   3,820,000  New York State Dormitory
              Authority School Districts
              Revenue Financing Series E,
              MBIA, 5.50%, 10/01/2008........................         4,390,097
   4,140,000  Metropolitan Washington
              Airport Authority, Virginia
              Revenue Series A, MBIA, AMT,
              5.80%, 10/01/2008..............................         4,443,834
   1,265,000  Emerald Peoples Utility
              District, Oregon, FGIC,
              7.35%, 11/01/2008..............................         1,571,358
   2,750,000  Indianapolis, Indiana Resource
              Recovery Revenue, Ogden
              Martin System Inc. Project,
              AMBAC, 6.75%, 12/01/2008.......................         3,174,683
  19,700,000  Pennsylvania State First
              Series, MBIA,
              5.00%, 01/01/2009..............................        21,974,168


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 49

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,000,000  Clark County Public Utility
              District No. 1, Washington
              Electric Revenue, AMBAC,
              5.25%, 01/01/2009..............................   $     5,586,550
   4,310,000  Allegheny County, Pennsylvania
              Airport Revenue, Pittsburgh
              International Airport Series
              A-1, MBIA, AMT,
              5.75%, 01/01/2009..............................         4,808,064
   1,675,000  Chicago, Illinois O'Hare
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.75%, 01/01/2009..............................         1,902,113
   2,070,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B, ACA,
              6.125%, 01/01/2009.............................         2,334,339
   1,180,000  Chicago, Illinois Public
              Building Commission Building,
              Revenue, Chicago Transit
              Authority, AMBAC,
              5.00%, 03/01/2009..............................         1,309,635
   6,270,000  Houston, Texas Refunding
              Public Improvement Series B,
              FSA, 5.50%, 03/01/2009.........................         7,120,400
   1,000,000  Middlesex County Utilities
              Authority, New Jersey Sewer
              Revenue Series A, FGIC,
              5.15%, 03/15/2009..............................         1,083,650
  13,815,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.00%, 04/01/2009(b)...........................        15,368,635
   1,045,000  Illinois State Refunding 1st
              Series, FSA, 5.25%, 04/01/2009.................         1,174,340
   2,790,000  Northeast, Maryland Waste
              Disposal Authority, AMBAC,
              5.25%, 04/01/2009(b)...........................         3,067,772
  18,700,000  California Department of Water
              Resources, Power Supply
              Revenue Series A, MBIA,
              5.25%, 05/01/2009..............................        21,021,231
   2,100,000  District of Columbia 2001
              Series B, FSA,
              5.50%, 06/01/2009..............................         2,386,902
   1,185,000  New Mexico State Highway
              Commission Revenue,
              Subordinated Lien-Tax Series B,
              AMBAC, 5.00%, 06/15/2009.......................         1,318,834


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  7,000,000  Metropolitan Pier & Exposition
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place Series A, MBIA,
              5.25%, 06/15/2009..............................   $     7,901,600
   3,790,000  New Jersey Economic
              Development Authority Market
              Transition Facilities Revenue
              Senior Lien Series A, MBIA,
              5.00%, 07/01/2009..............................         4,239,153
   1,780,000  Massachusetts Port Authority
              Revenue Series B, FSA,
              5.50%, 07/01/2009..............................         1,983,312
   1,370,000  Mobile, Alabama (Warrants
              expiring 08/15/2009), AMBAC,
              5.25%, 08/15/2009..............................         1,554,183
   1,530,000  Texas Municipal Power Agency
              Revenue, MBIA,
              5.25%, 09/01/2009..............................         1,728,426
   6,410,000  Metropolitan Washington
              Airport Authority, Virginia
              Revenue, General Airport
              Series A, MBIA,
              5.90%, 10/01/2009..............................         6,879,853
   1,000,000  Anchorage, Alaska, FGIC,
              6.00%, 10/01/2009..............................         1,178,420
   4,070,000  Palm Beach County Solid Waste
              Authority, Florida Revenue
              Series A, AMBAC,
              6.00%, 10/01/2009..............................         4,775,168
   1,370,000  Indiana State Transportation
              Finance Authority, Airport
              Facilities Lease Revenue
              Series A, AMBAC,
              6.00%, 11/01/2009..............................         1,593,228
   5,000,000  Connecticut State Resource
              Recovery Authority Series A,
              MBIA, 5.375%, 11/15/2009.......................         5,622,550
   1,000,000  Providence Public Building
              Authority, Rhode Island Series A,
              FSA, 5.10%, 12/15/2009.........................         1,110,300
   1,890,000  Chicago, Illinois O'Hare
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.00%, 01/01/2010..............................         2,056,528
   8,885,000  Michigan Public Power Agency
              Revenue, Refunding Belle River
              Project Series A, MBIA,
              5.25%, 01/01/2010..............................         9,958,752


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 51

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Memphis-Shelby County Airport
              Authority, Tennessee Revenue
              Series A, MBIA, AMT,
              6.25%, 02/15/2010..............................   $     1,147,450
   1,065,000  Detroit City School District,
              Michigan Series A, AMBAC,
              6.50%, 05/01/2010..............................         1,275,540
   1,000,000  Maricopa County Unified School
              District No. 48, Arizona
              Refunding Series B, FSA,
              4.75%, 07/01/2010(b)...........................         1,099,470
   1,365,000  Intermountain Power Agency,
              Utah Power Supply Revenue
              Refunding, AMBAC,
              5.00%, 07/01/2010..............................         1,512,447
   2,510,000  Detroit, Michigan Sewage
              Disposal Revenue Series B,
              MBIA, 6.00%, 07/01/2010........................         2,945,134
   3,000,000  Houston, Texas Hotel Occupancy
              Tax & Special Revenue,
              Refunding Convention &
              Entertainment Series A, AMBAC,
              5.50%, 09/01/2010..............................         3,417,990
   1,500,000  Brownsville, Texas Utilities
              System Revenue, AMBAC,
              6.25%, 09/01/2010..............................         1,782,255
   2,065,000  Broward County, Florida
              Airport System Revenue
              Series E, MBIA, AMT,
              5.25%, 10/01/2010..............................         2,235,424
   4,565,000  Metropolitan Washington
              Airport Authority, District of
              Columbia Revenue, Virginia
              General Airport Series A,
              MBIA, 5.90%, 10/01/2010........................         4,896,100
   5,000,000  Connecticut State Resource
              Recovery Authority Series A,
              MBIA, 5.375%, 11/15/2010.......................         5,611,400
   4,600,000  Florida State Board of
              Education, Series C, MBIA,
              5.25%, 01/01/2011..............................         5,171,596
   1,000,000  Amarillo Junior College
              District, Texas, FGIC,
              5.125%, 02/15/2011.............................         1,061,310
   2,000,000  Louisiana State Office
              Facilities Corp., Lease
              Revenue, Capitol Complex
              Program Series A, MBIA,
              5.50%, 03/01/2011..............................         2,229,280


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  7,175,000  New York State Dormitory
              Authority, State Personal
              Income Tax Revenue Education
              Series A, FGIC,
              5.50%, 03/15/2011..............................   $     8,173,903
   2,805,000  Ohio State Building Authority,
              State Facilities Juvenile
              Correctional Series A, MBIA,
              5.50%, 04/01/2011..............................         3,205,863
     995,000  New York State Thruway
              Authority Highway & Bridge
              Trust Fund, Rols Railroad II
              Series R-198, MBIA,
              5.25%, 04/01/2011(c)...........................         1,482,948
   2,145,000  Detroit City School District,
              Michigan Series A, FSA,
              5.50%, 05/01/2011..............................         2,439,680
   1,335,000  Utah Transit Authority Sales
              Tax Revenue Series A, FSA,
              5.00%, 06/15/2011..............................         1,473,600
   3,680,000  New Jersey Economic
              Development Authority, Market
              Transition Facilities Revenue,
              Refunding Rols Railroad II
              Series R-199, MBIA,
              5.00%, 07/01/2011(c)...........................         5,305,824
   1,915,000  Philadelphia Parking
              Authority, Pennsylvania
              Revenue, FSA,
              5.50%, 09/01/2011..............................         2,143,823
   1,275,000  Brownsville, Texas Utility
              System Revenue, AMBAC,
              6.25%, 09/01/2011..............................         1,520,323
   1,550,000  Ohio State Building Authority
              Refunding State Adult
              Correction Facilities Series A,
              FSA, 5.50%, 10/01/2011.........................         1,779,772
   3,470,000  Weld County School District
              Number 6 (Greeley), Colorado
              Refunding, FSA,
              5.00%, 12/01/2011..............................         3,875,088
   6,640,000  Southern Minnesota Municipal
              Power Agency, Power Supply
              Systems Revenue Series A,
              AMBAC, 5.00%, 01/01/2012.......................         7,321,264
   2,100,000  Grand Rapids, Michigan Water
              Supply Systems Revenue, FGIC,
              5.75%, 01/01/2012..............................         2,402,652
   4,000,000  Richmond, Virginia, FSA,
              5.50%, 01/15/2012..............................         4,550,720


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 53

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,040,000  St. Petersburg, Florida Public
              Improvement Revenue, MBIA,
              5.00%, 02/01/2012..............................   $     2,255,873
   1,025,000  Goose Creek Independent School
              District, Texas, PSF
              Guaranteed, 5.00%, 02/15/2012..................         1,081,621
   1,000,000  Amarillo Junior College
              District, Texas, FGIC,
              5.125%, 02/15/2012.............................         1,059,420
   2,295,000  Los Angeles, California
              Unified School District Series A,
              MBIA, 5.25%, 07/01/2012........................         2,596,196
   3,865,000  Kentucky State Turnpike
              Authority, Economic
              Development Road Revenue,
              Refunding Revitalization
              Project Series A, AMBAC,
              5.50%, 07/01/2012..............................         4,434,623
   2,000,000  Municipal Electric Authority
              of Georgia, Combustion Turbine
              Project Series A, MBIA,
              5.25%, 11/01/2012..............................         2,253,200
   4,645,000  Weld County School District
              Number 6 (Greeley), Colorado
              Refunding, FSA,
              5.00%, 12/01/2012..............................         5,187,536
   3,455,000  Hamilton County, Ohio Sales
              Tax Subordinated Series B,
              AMBAC, 5.75%, 12/01/2012.......................         3,953,280
   3,500,000  Northern Colorado Conservancy
              District, Municipal Sub-District
              Revenue Series F, AMBAC,
              6.50%, 12/01/2012..............................         4,091,080
   2,475,000  Chicago Public Building
              Commission, Illinois Revenue,
              Chicago Park District Series A,
              FGIC, 5.375%, 01/01/2013.......................         2,707,675
   2,895,000  Manchester Housing &
              Redevelopment Authority, New
              Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2013.........................         3,273,434
   2,085,000  New York State Dormitory
              Authority, Mental Health
              Facilities Improvement Project
              Series 1, FSA,
              5.125%, 01/15/2013.............................         2,252,905
   1,195,000  New York State Dormitory
              Authority, Mental Health
              Services Facilities
              Improvement Series D, MBIA,
              5.25%, 02/15/2013..............................         1,303,924


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,000,000  Walled Lake Consolidated
              School District, Michigan,
              Q-SBLF, 5.75%, 05/01/2013......................   $     2,277,200
  15,600,000  Metropolitan Transportation
              Authority, New York Service
              Contract Series B, MBIA,
              5.50%, 07/01/2013..............................        17,860,596
   1,035,000  Sacramento Municipal Utility
              District, California Series G,
              MBIA, 6.50%, 09/01/2013........................         1,252,247
   2,445,000  Sunrise, Florida Utility
              System Revenue, AMBAC,
              5.50%, 10/01/2013..............................         2,820,283
   3,410,000  St. Clair County, Illinois,
              FGIC, 5.625%, 10/01/2013.......................         3,907,894
   3,000,000  Hamilton County, Ohio Sales
              Tax Subordinated Series B,
              AMBAC, 5.75%, 12/01/2013.......................         3,434,820
   2,235,000  Manchester Housing &
              Redevelopment Authority, New
              Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2014.........................         2,517,482
   1,555,000  Washoe County School District,
              Nevada, FGIC,
              5.25%, 06/01/2014..............................         1,681,142
   3,000,000  Colorado Department of
              Transportation, Revenue
              Anticipation Notes Series B,
              MBIA, 5.50%, 06/15/2014........................         3,467,430
   5,425,000  Washington State Health Care
              Facilities Authority,
              Children's Hospital & Regional
              Medical Center, FSA,
              5.25%, 10/01/2014..............................         5,864,262
   1,150,000  Douglas County School District
              No. 206 (Eastmont), Washington,
              FGIC, 5.75%, 12/01/2014........................         1,308,620
   1,000,000  Manchester Housing &
              Redevelopment Authority, New
              Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2015.........................         1,117,770
   3,370,000  Cypress-Fairbanks Independent
              School District, Texas, PSF
              Guaranteed, 5.25%, 02/15/2016..................         3,605,192
   3,515,000  Lansing Community College
              Michigan, FGIC,
              5.50%, 05/01/2016..............................         3,929,981
  10,745,000  Lower Colorado River
              Authority, Texas Revenue
              Series A, FSA,
              5.875%, 05/15/2016.............................        12,200,195


                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 55
--------------------------------------------------------------------------------

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,800,000  Magnolia Independent School
              District, Texas, PSF
              Guaranteed, 5.00%, 08/15/2016..................   $     1,908,504
   1,555,000  District of Columbia Water &
              Sewer Authority, Public
              Utility Revenue, FSA,
              6.00%, 10/01/2016..............................         1,869,654
   3,000,000  Houston, Texas Water & Sewer
              Systems Revenue, Refunding
              Junior Lien Forward Series B,
              AMBAC, 5.75%, 12/01/2016.......................         3,437,820
   6,995,000  Hawaii State Series CX, FSA,
              5.50%, 02/01/2017..............................         7,801,593
   2,000,000  Wisconsin State Series B, FSA,
              5.25%, 05/01/2017..............................         2,152,460
   1,025,000  Regional Transportation
              Authority, Illinois Refunding
              Series B, FGIC,
              5.50%, 06/01/2017..............................         1,177,940
   1,760,000  Clark County, Nevada Series A,
              AMBAC, 6.50%, 06/01/2017.......................         2,184,389
   7,000,000  Energy Northwest Washington
              Electric Revenue Refunding
              Project 1 A, MBIA,
              5.75%, 07/01/2017..............................         7,875,070
   3,415,000  Tampa, Florida Occupational
              License Tax Refunding Series A,
              FGIC, 5.375%, 10/01/2017.......................         3,800,041
   3,065,000  University of Connecticut
              Revenue, Refunding Student Fee
              Series A, FGIC,
              5.25%, 11/15/2017..............................         3,399,545
   2,405,000  Weld County School District
              No. 6 (Greeley), Colorado,
              FSA, 5.25%, 12/01/2017.........................         2,626,789
   2,000,000  Houston, Texas Water & Sewer
              Systems Revenue, Refunding
              Junior Lien Forward Series B,
              AMBAC, 5.75%, 12/01/2017.......................         2,283,240
   1,575,000  Allen County, Indiana Juvenile
              Justice Center, First Mortgage
              Revenue, AMBAC,
              5.50%, 01/01/2018..............................         1,739,273
   3,000,000  Memphis-Shelby County Airport
              Authority, Tennessee Revenue
              Series D, AMBAC,
              6.25%, 03/01/2018..............................         3,376,440
   4,000,000  San Antonio, Texas Water
              Revenue, Refunding Systems,
              FSA, 5.50%, 05/15/2018.........................         4,412,600


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  7,475,000  Energy Northwest Washington
              Electric Revenue Refunding
              Project 3 B Convertible to
              ARCS, MBIA,
              5.00%, 07/01/2018..............................   $     7,772,740
   2,455,000  Energy Northwest Washington
              Electric Revenue Refunding
              Columbia Generating Series A,
              MBIA, 5.75%, 07/01/2018........................         2,751,859
   2,865,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2018..............................         3,462,753
   2,310,000  University of Illinois
              Certificates of Participation,
              Utilities Infrastructure
              Projects Series A, AMBAC,
              5.50%, 08/15/2018..............................         2,549,016
   4,695,000  Tampa, Florida Occupational
              License Tax Refunding Series A,
              FGIC, 5.375%, 10/01/2018.......................         5,200,792
   3,400,000  Allegheny County, Pennsylvania
              Series C-54, MBIA,
              5.375%, 11/01/2018.............................         3,723,476
   1,110,000  Michigan State Trunk Line,
              Series A, FSA,
              5.50%, 11/01/2018..............................         1,219,701
   2,725,000  University of Colorado
              Enterprise Systems Revenue,
              Refunding & Improvement,
              AMBAC, 5.375%, 06/01/2019......................         2,974,910
   4,745,000  Michigan State Certificates of
              Participation, New Center
              Development, Inc., MBIA,
              5.375%, 09/01/2019.............................         5,105,098
   1,435,000  Cowlitz County, Washington,
              Special Sewer Revenue, CSOB
              Wastewater Treatment, FGIC,
              5.50%, 11/01/2019..............................         1,617,518
   5,650,000  South Carolina State Public
              Service Authority, Revenue
              Refunding Series D, FSA,
              5.00%, 01/01/2020..............................         5,920,466
   2,360,000  New York City Transitional
              Finance Authority, New York
              Future Tax Secured Series D,
              MBIA, 5.25%, 02/01/2020........................         2,522,392
   3,255,000  Fresno Unified School
              District, California Refunding
              Series A, MBIA,
              6.00%, 02/01/2020..............................         3,903,982


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 57

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,170,000  Killeen Independent School
              District, Texas Refunding, PSF
              Guaranteed, 5.25%, 02/15/2020..................   $     2,304,084
   1,000,000  Texas State University Systems
              Financing Revenue Refunding,
              FSA, 5.00%, 03/15/2020.........................         1,032,760
   1,375,000  Lower Colorado River
              Authority, Texas Revenue
              Refunding, MBIA,
              5.00%, 05/15/2020..............................         1,430,316
   3,000,000  San Antonio, Texas Water
              Revenue, Refunding Systems,
              FSA, 5.50%, 05/15/2020.........................         3,257,220
   1,005,000  Regional Transportation
              Authority, Illinois Series C,
              FGIC, 7.75%, 06/01/2020........................         1,381,885
  11,000,000  Metropolitan Atlanta Rapid
              Transit Authority, Georgia
              Sales Tax Revenue, Second
              Indenture Series B, MBIA
              5.10%, 07/01/2020..............................        11,517,660
   1,785,000  Los Angeles Unified School
              District, California Series A,
              FSA, 5.25%, 07/01/2020.........................         1,921,124
   7,090,000  New Hampshire Health &
              Education Facilities Finance
              Authority, University System
              of New Hampshire, AMBAC,
              5.375%, 07/01/2020.............................         7,660,745
   4,000,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 76, AMBAC,
              5.50%, 08/01/2020..............................         4,597,880
   2,850,000  Mobile, Alabama (Warrants
              expire 08/15/2020), AMBAC,
              5.25%, 08/15/2020..............................         3,071,930
   3,135,000  Illinois State Dedicated Tax
              Revenue, AMBAC,
              6.25%, 12/15/2020..............................         3,842,789
   4,970,000  South Carolina State Public
              Service Authority, Revenue
              Refunding Series D, FSA,
              5.00%, 01/01/2021..............................         5,183,909
  10,985,000  Orange County, Florida Sales
              Tax Revenue, Refunding Series A,
              FGIC, 5.125%, 01/01/2021.......................        11,618,834
   2,540,000  Hawaii State Series CX, FSA,
              5.50%, 02/01/2021..............................         2,757,881


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,000,000  Arlington Independent School
              District, Texas, PSF
              Guaranteed, 5.00%, 02/15/2021..................   $     3,087,330
   4,000,000  Chicago, Illinois Public

              Building Commission Building,
              Revenue Chicago Transit
              Authority, AMBAC,
              5.25%, 03/01/2021..............................         4,250,760
   4,525,000  New York State Thruway
              Authority Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.00%, 04/01/2021(b)...........................         4,701,792
   3,965,000  Florida State Board of
              Education, Refunding Public
              Education Series B, MBIA,
              5.00%, 06/01/2021..............................         4,144,773
   7,000,000  Metropolitan Transportation
              Authority, New York Service
              Contract Refunding Series A,
              FGIC, 5.00%, 07/01/2021........................         7,261,870
   1,000,000  New Jersey Health Care
              Facilities Financing Authority
              Revenue, Jersey City Medical
              Center, AMBAC, FHA,
              4.80%, 08/01/2021..............................         1,044,750
   1,655,000  Illinois State 1st Series, MBIA,
              5.25%, 10/01/2021..............................         1,760,572
   2,000,000  Sarasota County, Florida
              Utility Systems Revenue,
              Refunding Series C, FGIC,
              5.25%, 10/01/2021..............................         2,153,300
   3,000,000  Municipal Electric Authority
              of Georgia, Combustion Turbine
              Project Series A, MBIA,
              5.25%, 11/01/2021..............................         3,204,690
  15,620,000  Orange County, Florida Sales
              Tax Revenue, Refunding Series A,
              FGIC, 5.125%, 01/01/2022.......................        16,369,604
   2,505,000  Massachusetts State
              Consolidated Loan Series D,
              MBIA, 5.375%, 08/01/2022.......................         2,698,010
   3,980,000  McGee-Creek Authority,
              Oklahoma Water Revenue, MBIA,
              6.00%, 01/01/2023..............................         4,772,498
   3,455,000  Seguin Independent School
              District, Texas, PSF
              Guaranteed, 5.00%, 04/01/2023..................         3,511,420
   2,770,000  Harris County, Texas Refunding
              Toll Road Senior Lien, FSA,
              5.375%, 08/15/2023.............................         2,920,937


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 59

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,000,000  Harris County, Texas Toll Road
              Senior Lien, MBIA,
              5.00%, 08/15/2024..............................      $  2,023,320
              Total Insured                                        ------------

               (Cost $855,366,473).........................        898,625,625
                                                                   ------------
              Tax Supported-25.98%
              State General Obligations: 7.42%
   2,035,000  Florida State Board of
              Education Capital Outlay,
              Public Education Series E,
              5.50%, 06/01/2003..............................         2,049,611
   2,500,000  Connecticut State Series B,
              4.50%, 06/15/2003..............................         2,517,400
   2,950,000  Alabama State Series A,
              5.50%, 10/01/2003..............................         3,013,071
   2,545,000  Washington State, Motor
              Vehicle Fuel Series D,
              5.00%, 01/01/2004..............................         2,618,729
   6,680,000  Washington State, Refunding
              Series R-2000A,
              5.00%, 01/01/2004..............................         6,873,519
   2,575,000  Massachusetts Bay
              Transportation Authority,
              General Transportation System
              Series A, State Guaranteed,
              5.30%, 03/01/2004..............................         2,672,747
   2,300,000  California State,
              7.00%, 03/01/2004..............................         2,416,587
  21,115,000  Connecticut State Series A,
              4.00%, 04/15/2004..............................        21,753,518
   1,370,000  Wisconsin State Series A,
              5.75%, 05/01/2004..............................         1,436,993
   1,165,000  California State,
              7.10%, 05/01/2004..............................         1,235,249
   6,725,000  Illinois State,
              5.00%, 06/01/2004..............................         7,017,874
   3,555,000  Ohio State Common Schools
              Capital Facilities Series A,
              4.50%, 06/15/2004..............................         3,694,747
   1,390,000  Georgia State Series E,
              6.00%, 07/01/2004..............................         1,471,426
   9,915,000  Maryland State, State and
              Local Facilities Loan First
              Series, 5.125%, 08/01/2004.....................        10,420,566
   1,760,000  Texas State Series A,
              5.80%, 10/01/2004..............................         1,877,920
   4,355,000  Washington State, Motor
              Vehicle Fuel Series D,
              5.00%, 01/01/2005..............................         4,622,615


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,950,000  Washington State, Various
              Purpose Series C,
              5.00%, 01/01/2005..............................   $     4,192,727
   1,045,000  Florida State Board of
              Education Capital Outlay,
              Public Education Series B,
              4.50%, 06/01/2005..............................         1,114,398
   1,000,000  Massachusetts State Refunding
              Series B, 5.00%, 02/01/2006....................         1,087,530
   2,540,000  Florida State Board of
              Education Capital Outlay,
              Public Education Series B,
              5.00%, 06/01/2006..............................         2,793,543
   6,850,000  Massachusetts State Federal
              Highway Grant Anticipation
              Notes Series A,
              5.00%, 06/15/2006..............................         7,514,998
   5,000,000  Pennsylvania State,
              5.00%, 02/01/2007..............................         5,513,050
   2,340,000  Ohio State Highway Capital
              Improvements Series F,
              5.00%, 05/01/2007..............................         2,596,090
   1,455,000  Florida State Board of
              Education Capital Outlay,
              Public Education Series B,
              5.00%, 06/01/2007..............................         1,616,723
   3,285,000  Florida State Board of
              Education Capital Outlay,
              Refunding Series A,
              5.50%, 06/01/2007..............................         3,715,105
   2,715,000  Delaware State Series A,
              5.00%, 01/01/2008..............................         3,014,220
   4,935,000  Maryland State, Refunding
              State & Local Facilities 2nd
              Lien Series B,
              5.25%, 02/01/2008..............................         5,557,994
   2,600,000  Georgia State Series A,
              6.25%, 04/01/2008..............................         3,052,452
   1,670,000  Georgia State Series D,
              6.70%, 08/01/2008..............................         2,014,989
  12,740,000  California State,
              6.10%, 10/01/2008..............................        14,740,817
   4,380,000  Delaware State Series A,
              5.00%, 01/01/2009..............................         4,880,459
   1,000,000  South Carolina State Series A,
              5.00%, 03/01/2009..............................         1,076,590
   1,110,000  New Jersey State,
              5.50%, 02/01/2010..............................         1,266,155
   2,225,000  Massachusetts Bay
              Transportation Authority
              Series A, 5.75%, 03/01/2010....................         2,554,901


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 61

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,985,000  Ohio State Community Schools
              Series A, 5.00%, 03/15/2010....................   $     2,207,340
   1,490,000  Georgia State Series C,
              6.25%, 08/01/2010..............................         1,792,232
   3,780,000  Massachusetts Bay
              Transportation Authority
              Series A, 5.50%, 03/01/2012....................         4,255,675
   1,000,000  Georgia State Series B,
              6.00%, 03/01/2012..............................         1,189,090
     990,000  Florida State Board of
              Education Capital Outlay,
              9.125%, 06/01/2014.............................         1,368,061
   2,875,000  Texas State Water,
              5.25%, 08/01/2021..............................         3,014,984
                                                                    ------------
              Total State General Obligations
                (Cost 151,190,723)...........................       157,822,695
                                                                    ------------
              Local General Obligations-7.57%
   2,905,000  Mecklenburg County, North
              Carolina Refunding Series C,
              5.00%, 04/01/2003..............................         2,905,000
   1,205,000  Shelby County, Tennessee
              Series B, 5.00%, 04/01/2003....................         1,205,000
   2,300,000  Fairfax County, Virginia
              Public Improvement Series A,
              5.25%, 06/01/2003..............................         2,315,732
   4,575,000  Houston Independent School
              District, Texas Public
              Property Finance Contractual
              Obligation, 5.25%, 07/15/2003..................         4,628,344
   2,775,000  Stillwater Independent School
              District Number 834, Minnesota
              Refunding, 5.00%, 02/01/2004...................         2,863,883
   2,090,000  Anderson County School
              District Number 5, South
              Carolina Series A,
              3.50%, 04/01/2004..............................         2,140,515
   1,265,000  Box Elder County School
              District, Utah Refunding,
              4.50%, 06/15/2004..............................         1,314,411
   1,495,000  Pennsylvania Convention &
              Exhibition Center Authority
              Revenue Series A,
              6.25%, 09/01/2004..............................         1,546,891
   2,180,000  Ware County School District,
              Georgia, 4.00%, 02/01/2005.....................         2,279,888
   1,000,000  Anoka-Hennepin Independent
              School District Number 11,
              Minnesota Refunding Series A,
              4.50%, 02/01/2005..............................         1,056,290


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,100,000  Huntsville, Alabama Series A
              (Warrants expiring 02/01/2005),
              5.00%, 02/01/2005..............................   $     1,170,785
   2,975,000  New York City, New York Series D,
              6.50%, 02/15/2005..............................         3,209,876
   3,700,000  Anderson County School
              District Number 5, South
              Carolina Series A,
              4.00%, 04/01/2005..............................         3,885,555
   1,130,000  Anoka-Hennepin Independent
              School District Number 11,
              Minnesota Refunding Series A,
              4.50%, 02/01/2006..............................         1,215,021
   2,590,000  Wake County, North Carolina
              Series B, 4.50%, 02/01/2006....................         2,789,327
   6,300,000  Anne Arundel County, Maryland,
              5.00%, 03/01/2006..............................         6,887,979
   3,660,000  New York City, New York Series I,
              6.25%, 04/15/2006..............................         4,056,232
  12,085,000  Fairfax County, Virginia
              Series A, 4.25%, 06/01/2006....................        13,071,982
   2,860,000  Bexar County, Texas,
              5.00%, 06/15/2006..............................         3,140,452
   1,455,000  Montgomery County, Maryland
              Series A, 5.75%, 07/01/2006....................         1,638,243
   6,215,000  New York City, New York Series E,
              5.00%, 08/01/2006..............................         6,703,810
   6,185,000  New York City, New York Series G,
              5.00%, 08/01/2006 ......... ...................         6,671,450
   1,175,000  Anoka-Hennepin Independent
              School District Number 11,
              Minnesota Refunding Series A,
              5.00%, 02/01/2007..............................         1,294,204
   6,525,000  Port of Seattle, Washington,
              AMT, 5.50%, 05/01/2007.........................         6,900,775
   2,000,000  Bexar County, Texas,
              5.00%, 06/15/2007..............................         2,214,940
   3,500,000  Ocean County, New Jersey
              Refunding Series A,
              5.00%, 08/01/2007..............................         3,899,280
   3,205,000  Carrollton, Texas Refunding &
              Improvement, 5.00%, 08/15/2007.................         3,555,435
   2,620,000  Jersey City, New Jersey Series A,
              6.00%, 10/01/2007..............................         3,041,401
   2,915,000  Mecklenburg County, North
              Carolina Public Improvement
              Series A, 4.00%, 02/01/2008....................         3,109,868
   1,660,000  Charlotte, North Carolina
              Refunding, 5.00%, 02/01/2009...................         1,852,211


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 63

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  6,910,000  Du Page County, Illinois Water
              Commission, Refunding,
              5.25%, 03/01/2009..............................   $     7,762,141
   8,500,000  New York City, New York Series B,
              5.25%, 08/01/2009..............................         9,266,785
   1,020,000  Indianapolis Local Public
              Improvement Bond Bank, Indiana
              Series B, 5.00%, 02/01/2010....................         1,103,263
   1,170,000  Austin, Texas Public
              Improvement, 5.75%, 09/01/2010.................         1,338,737
   1,190,000  Roanoke, Virginia,
              5.00%, 02/01/2011..............................         1,285,712
   2,300,000  Phoenix, Arizona Series A,
              5.00%, 07/01/2011..............................         2,559,026
   6,250,000  New York City, New York Series I,
              5.875%, 03/15/2013.............................         6,692,437
   2,105,000  Shelby County, Tennessee
              Public Improvement Series A,
              5.625%, 04/01/2014.............................         2,351,327
   1,400,000  Travis County, Texas,
              5.00%, 03/01/2015..............................         1,477,854
   2,900,000  Montgomery County, Maryland
              Public Improvement Series A,
              5.00%, 02/01/2016..............................         3,165,872
   1,000,000  Harris County, Texas Toll Road,
              5.125%, 08/15/2017.............................         1,067,320
   5,285,000  Horry County School District,
              South Carolina Series A,
              SCSDE, 5.375%, 03/01/2018......................         5,742,469
   2,290,000  Harris County, Texas
              Refunding, 5.375%, 10/01/2018..................         2,470,383
   6,735,000  Du Page County, Illinois Jail
              Project, 5.60%, 01/01/2021.....................         7,677,900
   1,920,000  Du Page County, Illinois
              Stormwater Project,
              5.60%, 01/01/2021..............................         2,188,800
   2,160,000  Beachwood City School
              District, Ohio Refunding &
              Improvement, 5.50%, 12/01/2021.................         2,346,991
                                                                    ------------
              Total Local General Obligations
                (Cost $153,492,029)..........................       161,061,797
                                                                    ------------
              Tax Lease-2.64%
   2,000,000  Virginia Public School
              Authority School Financing
              Series A, 5.00%, 08/01/2003....................         2,026,080
   3,715,000  Virginia Public School
              Authority Series A,
              5.50%, 08/01/2003..............................         3,769,499


--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  8,125,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, 21st
              Century College Program,
              5.75%, 02/01/2004..............................   $     8,433,913
   3,380,000  Virginia Public School
              Authority Series A,
              5.50%, 08/01/2004..............................         3,568,063
   3,340,000  Michigan State Building
              Authority Revenue Series I,
              6.50%, 10/01/2004..............................         3,594,675
   1,315,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series 5,
              6.00%, 01/01/2005..............................         1,412,691
   1,680,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, 21st
              Century College Program,
              5.875%, 02/01/2005.............................         1,813,896
   1,160,000  New Jersey State, Certificates
              of Participation Series A,
              6.40%, 04/01/2005..............................         1,188,130
   2,000,000  New York State Dormitory
              Authority, State University
              Series A, 5.50%, 05/15/2005....................         2,161,220
   1,005,000  New York State Dormitory
              Authority, City University
              Series 2A, 5.70%, 07/01/2005...................         1,094,063
   1,005,000  New York State Dormitory
              Authority, City University
              Series C, 5.70%, 07/01/2005....................         1,094,063
   1,000,000  City University of New York
              Certificates of Participation,
              John Jay College,
              5.75%, 08/15/2005..............................         1,088,420
   1,720,000  New York State Medical Care
              Facilities Financing
              Authority, Mental Health
              Services Series A,
              5.35%, 02/15/2006..............................         1,807,032
   1,000,000  New York State Dormitory
              Authority, State University
              Series A, 6.50%, 05/15/2006 ...................         1,137,240
   1,000,000  New York State Dormitory
              Authority, City University
              Series A, 5.75%, 07/01/2007....................         1,133,080
   3,890,000  Philadelphia Hospitals &
              Higher Education Facilities
              Authority, Pennsylvania
              Revenue, 5.875%, 08/01/2007....................         3,990,129


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 65

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,000,000  McLean County Public Building
              Commission, Illinois,
              7.25%, 11/01/2007..............................   $     2,419,060
   5,215,000  Michigan Municipal Bond
              Authority Revenue, Refunding
              School Loan Series A,
              5.25%, 12/01/2010..............................         5,894,462
   4,045,000  Philadelphia Hospitals &
              Higher Education Facilities
              Authority, Pennsylvania
              Revenue, 6.20%, 08/01/2011.....................         4,142,404
   1,280,000  New York State Dormitory
              Authority, City University
              Series A, 5.75%, 07/01/2013....................         1,477,158
   1,585,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, Public
              Higher Education Series A,
              5.75%, 09/01/2013..............................         1,813,747
   1,000,000  Sacramento City Finance
              Authority, California Lease
              Revenue Series B,
              5.40%, 11/01/2020..............................         1,093,150
                                                                   ------------
              Total Tax Lease
                (Cost $53,480,862)...........................        56,152,175
                                                                   ------------
              Special Tax-8.05%
  10,600,000  Mississippi State Highway
              Revenue, Four Lane Highway
              Program Series 39,
              5.00%, 06/01/2003..............................        10,666,886
   2,150,000  Illinois State Sales Tax
              Revenue, 5.75%, 06/15/2003.....................         2,169,866
   9,315,000  New Mexico State Severance
              Tax, 5.50%, 07/01/2003.........................         9,415,695
   2,825,000  Municipal Assistance
              Corporation, New York Series E,
              6.00%, 07/01/2003..............................         2,858,844
   1,570,000  Michigan State Comprehensive
              Transportation Revenue Series A,
              5.00%, 05/15/2004..............................         1,636,851
   1,070,000  Las Vegas Special Improvement
              District Number 808-Summerlin
              Area, Nevada Local Improvement
              Bonds, 5.20%, 06/01/2004.......................         1,078,079
   1,310,000  New Mexico State Highway
              Commission, Commerce Tax
              Revenue Senior Subordinated
              Lien, 4.75%, 06/15/2004........................         1,365,217


--------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,640,000  Illinois State Sales Tax
              Revenue, 5.00%, 06/15/2004.....................   $     2,757,506
   2,000,000  New Mexico State Severance Tax
              Series B, 5.00%, 07/01/2004....................         2,093,820
   6,100,000  Municipal Assistance
              Corporation, New York Series J,
              6.00%, 07/01/2004..............................         6,459,656
   1,850,000  Chicago, Illinois Tax
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment Series A,
              6.45%, 12/01/2004..............................         1,953,193
   1,270,000  Heritage Isles Community
              Development District, Florida
              Special Assessment Revenue
              Series A, 5.75%, 05/01/2005....................         1,268,730
     945,000  Sampson Creek Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 6.30%, 05/01/2005....................           956,274
   1,190,000  Las Vegas Special Improvement
              District Number 808-Summerlin
              Area, Nevada Local Improvement
              Bonds, 5.375%, 06/01/2005......................         1,205,756
   9,730,000  Municipal Assistance
              Corporation, New York Series G,
              6.00%, 07/01/2005..............................        10,717,595
   1,585,000  Palm Beach County Solid Waste
              Authority, Florida Revenue
              Refunding Series A,
              5.00%, 10/01/2005..............................         1,700,134
   2,060,000  Chicago, Illinois Tax
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment Series A,
              6.50%, 12/01/2005..............................         2,229,250
   1,530,000  Meadow Pointe III Community
              Development District, Florida
              Capital Improvement Revenue
              Series 2001-1,
              5.90%, 01/01/2006..............................         1,549,507
   1,040,000  Alabama State Public School
              & College Authority, Capital
              Improvement Pool Series A,
              5.00%, 02/01/2006..............................         1,132,830
   2,300,000  Harbour Lake Estates Community
              Development District, Florida
              Special Assessment,
              6.40%, 02/01/2006..............................         2,347,886


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 67

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,795,000  Capital Region Community
              Development District, Florida
              Revenue Capital Improvement
              Series B, 5.95%, 05/01/2006....................   $     1,818,497
     375,000  Vistancia Community Facilities
              District, Arizona,
              4.25%, 07/15/2006..............................           375,893
   1,500,000  Connecticut State Special Tax
              Obligation Revenue Series B,
              6.00%, 09/01/2006..............................         1,702,710
   3,170,000  Bella Terra Community
              Development District, Florida
              Special Assessment,
              5.65%, 11/01/2006..............................         3,187,150
   3,100,000  Dove Mountain Resort Community
              Facilities District, Arizona
              Assessment Lien,
              6.00%, 12/01/2006..............................         3,129,047
   9,000,000  Village Community Development
              District Number 5, Florida
              Special Assessment Revenue
              Series B, 5.40%, 05/01/2007....................         9,055,440
   1,225,000  Double Branch Community
              Development District, Florida
              Special Assessment Series B-1,
              5.60%, 05/01/2007..............................         1,230,243
   3,000,000  Vizcaya Community Development
              District, Florida Special
              Assessment, 5.90%, 05/01/2007..................         3,039,870
   3,600,000  University Place Community
              Development District, Florida
              Special Assessment Series B,
              6.10%, 05/01/2007..............................         3,634,632
   1,755,000  Fishhawk Community Development
              District, Florida Special
              Assessment, 6.65%, 05/01/2007..................         1,821,901
     775,000  Lake Powell Residential Golf
              Community Development
              District, Florida Special
              Assessment Revenue Series C,
              6.70%, 05/01/2007..............................           793,755
   1,220,000  Fayetteville Sales & Use Tax
              Capital Improvement, Arkansas,
              3.20%, 06/01/2007..............................         1,230,968
   1,035,000  Las Vegas Special Improvement
              District Number 808-Summerlin
              Area, Nevada Local Improvement
              Bonds, 5.50%, 06/01/2007.......................         1,052,978
     300,000  Vistancia Community Facilities
              District, Arizona, 4.75%, 07/15/2007...........           300,903


68 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
--------------------------------------------------------------------------------

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,095,000  Connecticut State Special Tax
              Obligation Revenue Series A,
              5.25%, 09/01/2007..............................   $     1,230,725
   1,550,000  Reunion East Community
              Development District, Florida
              Special Assessment Series B,
              5.90%, 11/01/2007..............................         1,565,360
   1,670,000  North Las Vegas Local
              Improvement, Nevada Special
              Improvement District Number 60
              Aliante, 4.25%, 12/01/2007.....................         1,676,229
   1,530,000  Stoneybrook Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 5.70%, 05/01/2008....................         1,538,614
   3,820,000  Narcoossee Community
              Development District, Florida
              Special Assessment Series B,
              5.75%, 05/01/2008..............................         3,798,264
     285,000  River Ridge Community
              Development District, Florida
              Capital Improvement Revenue,
              5.75%, 05/01/2008..............................           286,012
     950,000  Waterchase Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 5.90%, 05/01/2008....................           964,069
     400,000  Vistancia Community Facilities
              District, Arizona,
              5.00%, 07/15/2008..............................           401,444
   4,015,000  Heritage Harbour South
              Community Development
              District, Florida Special
              Assessment Revenue, Capital
              Improvement Series B,
              5.40%, 11/01/2008..............................         4,018,654
   1,920,000  North Las Vegas Local
              Improvement, Nevada Special
              Improvement District Number 60
              Aliante, 4.65%, 12/01/2008.....................         1,928,429
   3,000,000  Bonita Springs, Florida Vasari
              Community Development
              District, Revenue, Capital
              Improvement Series B,
              6.20%, 05/01/2009..............................         3,059,010
   1,490,000  Greyhawk Landing Community
              Development District, Florida
              Special Assessment Revenue
              Series B, 6.25%, 05/01/2009....................         1,512,424


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 69

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,230,000  Saddlebrook Community
              Development District, Florida
              Special Assessment Series B,
              6.25%, 05/01/2009..............................   $     1,257,306
   1,150,000  Illinois State Sales Tax
              Revenue Series U,
              5.00%, 06/15/2009..............................         1,218,828
     500,000  Vistancia Community Facilities
              District, Arizona,
              5.30%, 07/15/2009..............................           502,080
   1,000,000  Connecticut State Special Tax
              Obligation Series B,
              6.15%, 09/01/2009..............................         1,187,580
   1,000,000  North Las Vegas Local
              Improvement, Nevada Special
              Improvement District Number 60
              Aliante, 5.00%, 12/01/2009.....................         1,004,990
   7,890,000  New York City Transitional
              Finance Authority, Future Tax
              Series C, 5.00%, 02/15/2010....................         8,702,749
   3,065,000  Harbor Bay Community
              Development District, Florida
              Capital Improvement Revenue,
              Series B, 6.35%, 05/01/2010....................         3,129,488
     500,000  Vistancia Community Facilities
              District, Arizona,
              5.55%, 07/15/2010..............................           502,330
   1,165,000  Lakewood Ranch Community
              Development District 5,
              Florida Special Assessment
              Revenue Series B,
              6.00%, 05/01/2011..............................         1,189,954
   4,200,000  Venetian Community Development
              District, Florida Capital
              Improvement Revenue Series B,
              5.95%, 05/01/2012..............................         4,231,962
   2,000,000  Bonnet Creek Resort Community
              Development District, Florida
              Special Assessment,
              7.125%, 05/01/2012.............................         2,039,280
   2,865,000  Miromar Lakes Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 7.25%, 05/01/2012....................         3,056,926
   3,225,000  Illinois State Sales Tax
              Revenue Series Q,
              6.00%, 06/15/2012..............................         3,790,471
   3,095,000  Hot Springs, Arkansas Sales &
              Use Tax, Refunding &
              Improvement, 4.125%, 07/01/2012................         3,179,029


--------------------------------------------------------------------------------
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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,525,000  Dyer Redevelopment Authority,
              Indiana Economic Development
              Lease, 6.875%, 07/15/2014......................   $     1,721,115
   2,315,000  Arizona Tourism & Sports
              Authority Tax Revenue,
              Baseball Training Facilities
              Project, 5.00%, 07/01/2015.....................         2,346,345
   1,500,000  Arizona Tourism & Sports
              Authority Tax Revenue,
              Baseball Training Facilities
              Project, 5.00%, 07/01/2016.....................         1,508,250
   3,600,000  Massachusetts Bay
              Transportation Authority,
              Massachusetts Sales Tax
              Revenue Series A,
              5.25%, 07/01/2020..............................         3,875,436
   2,695,000  Dyer Redevelopment Authority,
              Indiana Economic Development
              Lease, 6.55%, 07/15/2020.......................         2,989,617
   3,695,000  Beacon Tradeport Community
              Development District, Florida
              Industrial Project Series B,
              7.125%, 05/01/2022.............................         3,785,675
                                                                   ------------
              Total Special Tax
                (Cost $166,411,566)..........................       171,136,207
                                                                   ------------
              Miscellaneous Tax-0.30%
   5,325,000  Indianapolis Local Public
              Improvement Bond Bank, Indiana
              Series B, 6.00%, 01/10/2013....................         6,255,331
                                                                   ------------
              Total Miscellaneous Tax
                (Cost $5,233,996)............................         6,255,331
                                                                   ------------
              Total Tax Supported
                (Cost $529,809,176)..........................       552,428,205
                                                                   ------------
              Revenue-20.10%
              Airport Revenue-0.29%
   4,130,000  Clark County, Nevada Passenger
              Facility Charge Revenue, Las
              Vegas McCarran International
              Airport Series A,
              5.875%, 07/01/2004.............................         4,216,482
     800,000  Denver City & County, Colorado
              Airport Revenue Series A, AMT,
              7.50%, 11/15/2006..............................           880,088


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 71

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Massachusetts Port Authority
              Revenue Series B, AMT,
              5.00%, 07/01/2013..............................      $  1,010,700
                                                                   ------------
              Total Airport Revenue
                (Cost $5,944,788)............................         6,107,270
                                                                   ------------
              Electric Revenue-6.75%
   3,610,000  San Antonio, Texas Electric &
              Gas Revenue Refunding Series A,
              5.00%, 02/01/2004..............................         3,723,210
   1,900,000  San Antonio, Texas Electric &
              Gas Revenue Refunding Systems,
              5.00%, 02/01/2004..............................         1,959,584
   2,000,000  Omaha Public Power District,
              Nebraska Electric Revenue
              Series A, 5.25%, 02/01/2004....................         2,067,840
   1,470,000  Energy Northwest, Washington
              Wind Project Revenue Series A,
              4.00%, 07/01/2004..............................         1,493,182
   9,600,000  Salt River Agricultural
              Improvement and Power
              District, Arizona Electric
              Systems Revenue, Refunding
              Salt River Project Series A,
              5.00%, 01/01/2005..............................        10,195,008
   5,000,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B,
              6.00%, 01/01/2005..............................         5,118,000
   1,955,000  California Department of Water
              Resources, Power Supply Revenue
              Series A, 5.50%, 05/01/2005....................         2,098,517
   1,530,000  Energy Northwest, Washington
              Wind Project Revenue Series A,
              4.30%, 07/01/2005..............................         1,571,126
      55,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.10%, 11/01/2005..............................            57,241
   6,550,000  Salt River Agricultural
              Improvement and Power
              District, Arizona Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project Series A,
              5.25%, 01/01/2006..............................         7,176,311


--------------------------------------------------------------------------------
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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  4,240,000  Salt River Agricultural
              Improvement and Power
              District, Arizona Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project Series D,
              5.00%, 01/01/2007..............................   $     4,669,173
  15,215,000  California Department of Water
              Resources, Power Supply
              Revenue Series A,
              5.50%, 05/01/2007..............................        16,911,320
   3,500,000  Washington State Public Power
              Supply System Revenue, Nuclear
              Project No. 3 Series B,
              5.60%, 07/01/2007..............................         3,917,725
   1,000,000  San Antonio, Texas Electric &
              Gas, Power System Revenue,
              5.25%, 02/01/2008..............................         1,116,100
  23,280,000  California Department of Water
              Resources, Power Supply
              Revenue Series A,
              5.50%, 05/01/2008..............................        26,001,665
   2,260,000  Salt River Agricultural
              Improvement and Power
              District, Arizona Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project Series A,
              5.00%, 01/01/2009..............................         2,513,165
   3,775,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B,
              6.125%, 01/01/2009.............................         4,209,427
   8,515,000  California Department of Water
              Resources, Power Supply
              Revenue Series A,
              5.50%, 05/01/2009..............................         9,513,895
   2,765,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue, Refunding
              Series C, 5.25%, 01/01/2011(b).................         2,925,094
   3,350,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue, Refunding
              Series A, 5.50%, 01/01/2011....................         3,598,469
  10,000,000  North Carolina Municipal Power
              Agency No. 1, Catawba Electric
              Revenue Series A,
              5.50%, 01/01/2012..............................        10,858,600


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 73

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,395,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.625%, 12/01/2012.............................   $     2,703,404
   3,525,000  North Carolina Municipal Power
              Agency No. 1, Catawba Electric
              Revenue Series A,
              5.50%, 01/01/2013..............................         3,849,794
     630,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series D,
              6.45%, 01/01/2014..............................           703,061
   2,345,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.625%, 12/01/2014.............................         2,631,981
   1,850,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.625%, 12/01/2016.............................         2,046,581
   1,880,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B,
              5.70%, 01/01/2017 ......... ...................         1,969,638
   2,500,000  San Antonio, Texas Electric &
              Gas, Power System Revenue,
              5.375%, 02/01/2020.............................         2,695,525
   4,815,000  Orlando Utilities Commission,
              Florida Water & Electric
              Revenue, 5.25%, 10/01/2020.....................         5,217,678
                                                                   ------------
              Total Electric Revenue
                (Cost $139,010,022)..........................       143,512,314
                                                                   ------------
              Health Care Revenue-1.16%
   1,000,000  Iowa Finance Authority
              Hospital Facility Revenue,
              Iowa Health System,
              6.25%, 02/15/2004..............................         1,038,420
   2,140,000  Clackamas County Hospital
              Facility Authority, Oregon
              Revenue Refunding Legacy
              Health Systems,
              5.00%, 05/01/2005..............................         2,279,913
   1,225,000  Oklahoma Development Finance
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              4.70%, 08/15/2005..............................         1,146,000
   1,670,000  Connecticut State Health &
              Educational Facility Authority
              Revenue, Hospital for Special
              Care Issue B,
              5.125%, 07/01/2007.............................         1,761,917


--------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Oklahoma Development Finance
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              5.00%, 08/15/2009..............................   $       851,150
   2,750,000  Cuyahoga County, Ohio Hospital
              Facilities Revenue, Canton
              Incorporated Project,
              6.75%, 01/01/2010..............................         3,072,382
   3,000,000  Kentucky Economic Development
              Finance Authority Revenue,
              Norton Healthcare Incorporated
              Series A, 6.125%, 10/01/2010...................         3,243,810
   3,215,000  Chattanooga Health,
              Educational & Housing Facility
              Board, Tennessee Revenue,
              Catholic Health Initiatives
              Series A, 5.375%, 12/01/2011...................         3,459,340
   1,240,000  Kentucky Economic Development
              Finance Authority Revenue,
              Catholic Health Initiatives
              Series A, 5.375%, 12/01/2011...................         1,335,455
   2,240,000  Oklahoma Development Finance
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              5.75%, 08/15/2013..............................         1,871,050
   1,275,000  Chester County Health &
              Education Facilities
              Authority, Pennsylvania
              Hospital Revenue, Chester
              County Hospital Series A,
              6.75%, 07/01/2021..............................         1,249,959
   3,000,000  Allegheny County Hospital
              Development Authority,
              Pennsylvania Revenue, West
              Pennsylvania Health System
              Series B, 9.25%, 11/15/2022....................         3,371,520
                                                                    ------------
              Total Health Care Revenue
                (Cost $23,390,263)...........................        24,680,916
                                                                    ------------
              Higher Education Revenue-0.66%
   2,590,000  Pennsylvania State University
              Revenue, 5.00%, 08/15/2005.....................         2,799,945
   1,415,000  Virginia Polytechnic Institute
              & State University Revenue
              Series A, 5.25%, 06/01/2008....................         1,579,876
   1,550,000  New Mexico Educational
              Assistance Foundation, Student
              Loan Education Loan Senior
              Series A3, 4.95%, 03/01/2009...................         1,664,746


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 75

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,150,000  Vermont Educational & Health
              Buildings Financing Agency
              Revenue, Norwich University
              Project, 5.50%, 07/01/2018.....................   $     1,191,481
   1,230,000  University of Texas University
              Revenue, Financing Systems
              Series B, 5.375%, 08/15/2019...................         1,331,906
   2,820,000  Massachusetts Health &
              Educational Facilities
              Authority Revenue, Harvard
              University Series N,
              6.25%, 04/01/2020..............................         3,478,216
   1,840,000  Milledgeville-Baldwin County
              Development Authority, Georgia
              Student Housing Revenue,
              Georgia College & State
              University Foundation,
              4.08%, 09/01/2032..............................         1,888,337
                                                                    ------------
              Total Higher Education Revenue
                (Cost $12,927,471)...........................        13,934,507
                                                                    ------------
              Tobacco Revenue-2.52%
   8,050,000  Tobacco Settlement Revenue
              Management Authority, South
              Carolina Tobacco Settlement
              Asset-Backed Bonds Series B,
              6.00%, 05/15/2022..............................         7,537,295
   6,060,000  Northern Tobacco
              Securitization Corp., Alaska
              Tobacco Settlement
              Asset-Backed Bonds,
              6.20%, 06/01/2022..............................         5,988,492
  13,020,000  Tobacco Settlement Financing
              Corp., Rhode Island Tobacco
              Asset-Backed Bonds Series A,
              6.00%, 06/01/2023..............................        12,091,414
   1,880,000  District of Columbia Tobacco
              Settlement Financing Corp.,
              Tobacco Settlement
              Asset-Backed Bonds,
              6.25%, 05/15/2024..............................         1,760,827
   9,310,000  Tobacco Settlement Authority,
              Washington Tobacco Settlement
              Asset-Backed Bonds,
              6.50%, 06/01/2026..............................         8,758,755


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$ 18,610,000  Badger Tobacco Asset
              Securitization Corp.,
              Wisconsin Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027.............................      $ 17,462,321
                                                                   ------------
              Total Tobacco Revenue
                (Cost $56,045,655)...........................        53,599,104
                                                                   ------------
              Toll Revenue-0.95%
  19,485,000  Triborough Bridge & Tunnel
              Authority, New York, Toll
              Revenue Series B,
              5.00%, 11/15/2020..............................        20,299,668
                                                                   ------------
              Total Toll Revenue
                (Cost $20,371,540)...........................        20,299,668
                                                                   ------------
              Water/Sewer Revenue-1.88%
   2,500,000  Abilene, Texas Waterworks &
              Sewer Systems Certificates
              Obligation B, 3.61%, 08/15/2003................         2,500,550
   2,230,000  Texas State Water Development
              Board Revenue, Revolving
              Senior Lien Series A,
              5.50%, 07/15/2010..............................         2,475,255
   1,525,000  Arizona Water Infrastructure
              Finance Authority Revenue,
              Water Quality Series A,
              5.75%, 10/01/2011..............................         1,757,029
   3,620,000  Dallas, Texas Waterworks &
              Sewer System Revenue,
              5.00%, 10/01/2013..............................         3,874,377
      55,000  Massachusetts Water Pollution
              Abatement Trust Series B,
              5.25%, 08/01/2014..............................            62,174
   3,460,000  Massachusetts Water Pollution
              Abatement Trust, New Bedford
              Program Series A,
              5.125%, 02/01/2016.............................         3,699,017
   3,325,000  Ohio State Water Development
              Authority Pollution Control
              Revenue, 5.25%, 06/01/2017.....................         3,654,375
   6,850,000  Ohio State Water Development
              Authority Pollution Control
              Revenue, 5.25%, 12/01/2017.....................         7,528,561
   3,460,000  Michigan Municipal Bond
              Authority Revenue, Drinking
              Water Revolving Fund,
              5.25%, 10/01/2018..............................         3,773,164


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 77

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,040,000  Tampa, Florida Water & Sewer
              Revenue Refunding Series A,
              5.25%, 10/01/2018..............................   $     1,140,277
   4,500,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              State Revolving Fund,
              5.25%, 10/01/2019..............................         4,888,845
   4,325,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              State Revolving Fund,
              5.375%, 10/01/2021.............................         4,691,328
                                                                   ------------
              Total Water/Sewer Revenue
                (Cost $38,040,516)...........................        40,044,952
                                                                   ------------
              Miscellaneous Revenue-1.46%
     749,473  Koch Fixed-Rate Trust,
              Various States Class A1,
              4.70%, 10/06/2003..............................           752,299
   4,385,000  Broward County, Florida
              Resource Recovery Revenue,
              Wheelabrator Florida Series A,
              5.00%, 12/01/2003..............................         4,476,120
  10,635,000  Broward County, Florida
              Resource Recovery Revenue,
              Wheelabrator Florida Series A,
              5.00%, 12/01/2004..............................        11,214,395
   2,420,000  New York Convention Center
              Operating Corp., New York
              Certificates of Participation,
              Yale Building Acquisition
              Project, 6.50%, 12/01/2004.....................         2,457,728
   1,485,000  Broward County, Florida
              Resource Recovery Revenue,
              Refunding Wheelabrator South
              Series A, 5.00%, 12/01/2006....................         1,612,443
   4,000,000  Michigan Municipal Bond
              Authority Revenue, Public
              School Detroit Academy A,
              7.50%, 10/01/2012..............................         4,175,800
   1,780,000  Chicago, Illinois Park
              District Harbor Facilities
              Revenue, 5.875%, 01/01/2013....................         1,990,218
   1,920,000  Chicago, Illinois Park
              District Harbor Facilities
              Revenue, 5.875%, 01/01/2014....................         2,130,605


--------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,035,000  Chicago, Illinois Park
              District Harbor Facilities
              Revenue, 5.875%, 01/01/2015....................      $  2,251,137
                                                                   ------------
              Total Miscellaneous Revenue
                (Cost 29,924,360)............................        31,060,745
                                                                   ------------
              Industrial Development/Pollution
              Control Revenue-4.43%
   1,825,000  Pittsylvania County Industrial
              Development Authority,
              Virginia Revenue Series A,
              AMT, 7.30%, 01/01/2004.........................         1,847,119
   6,100,000  Springfield Airport Authority,
              Illinois Garrett Aviation Services
              Project, 4.40%, 02/01/2008.....................         6,472,466
   3,600,000  Chesapeake, Virginia
              Industrial Development
              Authority Revenue, Pollution
              Control Project,
              5.25%, 02/01/2008..............................         3,752,712
   1,700,000  Mashantucket Western Pequot
              Tribe, Connecticut Special
              Revenue, Sub 144A Series B,
              5.55%, 09/01/2008..............................         1,865,121
   4,280,000  Midland County, Michigan
              Economic Development
              Sublimited Obligation Series A,
              AMT, 6.875%, 07/23/2009........................         4,319,633
   3,000,000  Pittsylvania County, Virginia
              Industrial Development
              Authority Revenue, Exempt
              Facility Series B,
              7.65%, 01/01/2010..............................         3,173,790
   1,000,000  New York State Environmental
              Facilities Corp., Waste
              Management Project Series A,
              4.00%, 05/01/2012..............................         1,008,810
   4,300,000  New Jersey Economic
              Development Authority, Exempt
              Facilities Revenue, Waste
              Management Inc. Project,
              4.00%, 11/01/2013..............................         4,355,083
   3,950,000  Morehouse Parish Louisiana
              Pollution Control Revenue,
              Refunding International Paper
              Co. Project Series A,
              5.70%, 04/01/2014..............................         4,161,167


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 79

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,070,000  North Carolina Capital
              Facilities Finance Agency,
              Exempt Facilities Revenue,
              Waste Management of Carolinas
              Project, 4.00%, 08/01/2014.....................   $     2,074,947
   4,365,000  Dickinson County Economic
              Development Corp., Michigan
              Environmental Improvement
              Revenue, International Paper
              Co. Project Series A,
              5.75%, 06/01/2016..............................         4,480,236
   1,575,000  Fairfield Industrial
              Development Board, Alabama
              Environmental Improvement
              Revenue, USX Project,
              5.40%, 11/01/2016..............................         1,632,787
   3,500,000  South Carolina Jobs Economic
              Development Authority Revenue,
              Waste Management Inc. Project,
              4.10%, 11/01/2016..............................         3,508,925
   7,365,000  Utah County, Utah
              Environmental Improvement
              Revenue, Marathon Oil Project,
              5.05%, 11/01/2017..............................         7,385,033
   3,720,000  New Hampshire State Business
              Finance Authority Pollution
              Control Revenue, Public
              Service Co. Series D,
              6.00%, 05/01/2021..............................         3,800,687
     985,000  Louisiana Local Government
              Environmental Facilities and
              Community Development
              Authority Revenue, Air Cargo,
              6.65%, 01/01/2025..............................           989,068
   2,630,000  Trinity River Authority, Texas
              Pollution Control Revenue,
              Refunding TXU Electric
              Company Project,
              4.90%, 05/01/2028..............................         2,629,895
   9,000,000  Pope County, Arkansas Revenue,
              Refunding Entergy Arkansas
              Inc. Project, 5.05%, 09/01/2028................         9,202,590
  10,540,000  Matagorda County Navigation
              District No. 1, Texas
              Pollution Control Revenue,
              Refunding Central Power
              & Light Series A,
              3.75%, 05/01/2030..............................        10,572,674


--------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  4,960,000  Brazos River Authority, Texas
              Pollution Control Revenue, TXU
              Electric Co. Project Series A,
              4.95%, 10/01/2030..............................   $     4,969,969
   5,065,000  Brazos River Authority, Texas
              Pollution Control Revenue, TXU
              Electric Co. Project Series D,
              4.25%, 05/01/2033..............................         5,063,885
   2,430,000  Ohio State Water Development
              Authority Pollution Control
              Facilities Revenue, Refunding
              Edison Co. Series B, AMT,
              4.40%, 06/01/2033..............................         2,457,119
   4,435,000  Washoe County, Nevada Water
              Facility Revenue, Variable
              Refunding Amount Sierra
              Pacific Power Company,
              5.75%, 03/01/2036..............................         4,420,187
                                                                   ------------
              Total Industrial Development/
                Pollution Control Revenue
                (Cost $92,073,598)...........................        94,143,903
                                                                   ------------
              Total Revenue
                (Cost $417,728,213)..........................       427,383,379
                                                                   ------------
              Asset-Backed Securities-1.45%
              Housing-1.45%
   2,500,000  Vermont Housing Finance Agency
              Single-Family Revenue, Series
              15C, AMT, 4.00%, 03/01/2004....................         2,556,100
   5,765,000  Rhode Island Housing &
              Mortgage Finance Corp.
              Homeownership Opportunity
              Note Series 39C,
              4.00%, 03/24/2005..............................         5,962,163
   1,225,000  Rhode Island Housing &
              Mortgage Finance Corp.
              Homeownership Opportunity
              Note Series 41C,
              3.375%, 11/01/2005.............................         1,258,075
   1,255,000  West Virginia Housing
              Development Fund Series D,
              AMT, 3.25%, 11/01/2015.........................         1,254,423
   2,150,000  Maricopa County Industrial
              Development Authority, Arizona
              Multifamily Housing Revenue,
              Steeplechase Apartments
              Project Series B, AMT,
              6.25%, 12/01/2020..............................         2,189,968


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 81

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,195,000  Sedgwick & Shawnee Counties,
              Kansas, Single-Family Revenue,
              GNMA Mortgage-Backed
              Securities Program Series A-1,
              AMT, 6.50%, 12/01/2022.........................   $     2,360,086
   1,360,000  Jefferson Parish, Louisiana
              Home Mortgage Revenue, FNMA
              & GNMA Mortgage-Backed
              Securities Series C-1, AMT,
              5.40%, 12/01/2024..............................         1,371,764
   2,325,000  Muni Mae Trust, Certificate
              Class A-5, FHLMC,
              4.80%, 07/14/2026..............................         2,453,084
   1,395,000  District of Columbia Housing
              Finance Agency, Single-Family
              FNMA & GNMA Mortgage Revenue
              Series A, AMT, 6.25%, 12/01/2028...............         1,429,484
     630,000  Oklahoma Housing Finance
              Agency, Single-Family
              Redevelopment, Mortgage
              Homeownership Loan Series B-2,
              AMT, 6.55%, 03/01/2029.........................           653,846
   1,620,000  Missouri State Housing
              Development Commission, FNMA &
              GNMA Mortgage Revenue,
              Single-Family Series B-2, AMT,
              6.40%, 09/01/2029..............................         1,708,209
     605,000  Chicago, Illinois Single
              Family Mortgage Revenue Series
              A, FNMA, GNMA,
              6.35%, 10/01/2030..............................           652,184
     620,000  Wyoming Community Development
              Authority, Housing Revenue
              Series 1, AMT,
              6.20%, 12/01/2030..............................           653,294
   2,925,000  Multifamily Housing Revenue
              Bond Passthrough Certificates,
              Kansas Beneficial Ownership
              Series 2000-6,
              5.95%, 11/01/2033..............................         2,928,452
   3,465,000  Multifamily Housing Revenue
              Bond Passthrough Certificates,
              Washington Beneficial
              Ownership Series 2000-7,
              6.00%, 11/01/2033..............................         3,466,767
                                                                   ------------
              Total Housing
                (Cost $30,563,148)...........................        30,897,899
                                                                   ------------
              Total Asset-Backed Securities
                (Cost $30,563,148)...........................        30,897,899
                                                                   ------------


--------------------------------------------------------------------------------
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


                                                                     Market
              Description                                             Value
-------------------------------------------------------------------------------
              Investment Summary
              Total Investments-100.05%
              (Cost $2,036,099,522)(d)...............      $ 2,127,865,522
              Cash and Other Assets,
              Less Liabilities-(0.05%)...............           (1,022,951)
                                                           ---------------
              Net Assets-100.00%.....................      $ 2,126,842,571
                                                           ---------------
              Short Futures Contract
                                                               Unrealized
Contracts     Description                       Value         Appreciation
--------------------------------------------------------------------------------
621           Interest Rate
              Swap 10 Yr. Future
              June 2003...................   $70,270,031   $       724,310
                                                           ---------------
              Total Short Futures
              Contract...................                  $       724,310
                                                           ---------------


(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(b) When-issued security
(c) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $95,167,105 and gross unrealized depreciation of investments was $3,401,105, resulting in net unrealized appreciation of $91,766,000.

    Explanation of abbreviations:
    ACA     -American Capital Access
    AMBAC   -American Municipal Bond Assurance Corporation
    AMT     -Subject to Alternative Minimum Tax
    ARCS    -Auction Rate Certificate
    CPI     -Consumer Price Index
    FGIC    -Financial Guaranty Insurance Company
    FHA     -Federal Housing Administration
    FHLMC   -Federal Home Loan Mortgage Company
    FNMA    -Federal National Mortgage Association
    FSA     -Financial Security Assurance, Inc.
    GNMA    -Government National Mortgage Association
    MBIA    -Municipal Bond Investors Assurance Corporation
    PSF     -Guaranteed-(Texas) Permanent Schools Funds
    Q-SBLF  -Qualified School Bond Loan Fund
    Radian  -Radian Group Inc.


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 83

     Allocation of Portfolio net assets at March 31, 2003:
     Alabama            0.60%
     Alaska             0.72
     Arizona            2.55
     Arkansas           0.64
     California         4.97
     Colorado           1.64
     Connecticut        2.45
     Delaware           0.76
     Florida            9.16
     Georgia            1.56
     Hawaii             1.40
     Illinois           6.57
     Indiana            1.07
     Iowa               0.05
     Kansas             0.36
     Kentucky           1.21
     Louisiana          0.41
     Maryland           1.50
     Massachusetts      4.19
     Michigan           4.43
     Minnesota          0.80
     Mississippi        0.50
     Missouri           0.63
     Nebraska           0.20
     Nevada             2.02
     New Hampshire      0.86
     New Jersey         1.80
     New Mexico         0.75
     New York          11.07
     North Carolina     2.70
     Ohio               2.87
     Oklahoma           0.82
     Oregon             0.23
     Pennsylvania       3.44
     Rhode Island       1.71
     South Carolina     2.08
     Tennessee          0.60
     Texas              8.33
     Utah               0.71
     Vermont            0.18
     Virginia           2.60
     Washington         4.48
     West Virginia      0.06
     Wisconsin          1.48
     Wyoming            0.09
     District of
       Columbia         2.60
     Tax-Exempt Private
     Municipal Trust    0.20
     Cash and Other Assets,
     Less Liabilities  (0.05)
                      -------
     Total            100.00%
                      =======


See Notes to Financial Statements.


--------------------------------------------------------------------------------
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


NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2003 (unaudited)


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Tax-Exempt Variable-Rate Demand Notes-1.17%
$  2,345,000  New York State Job Development
              Authority, 1.15%, 03/01/2007...................      $  2,345,000
   2,300,000  New York City, New York
              Subseries A-5, 1.15%, 08/01/2016...............         2,300,000
     300,000  New York City, New York
              Subseries E5, 1.20%, 08/01/2016................           300,000
   1,600,000  New York City, New York
              Subseries E5, 1.15%, 08/01/2018................         1,600,000
   1,200,000  Port Authority of New York &
              New Jersey, Special Obligation
              Revenue Versatile Structure
              Obligation Series 3,
              1.15%, 06/01/2020..............................         1,200,000
   2,000,000  New York City Transitional
              Finance Authority, New York
              City Recovery, Series
              3-Subseries 3E,
              1.20%, 11/01/2022..............................         2,000,000
   1,800,000  New York City Municipal Water
              Finance Authority, New York
              Water & Sewer System Revenue
              Series C, 1.15%, 06/15/2023....................         1,800,000
   1,100,000  New York City Transitional
              Finance Authority, New York
              Future Tax Secured Series B,
              1.15%, 02/01/2031..............................         1,100,000
                                                                   ------------
              Total Tax-Exempt Variable-Rate
                Demand Notes
                (Cost $12,645,000)...........................        12,645,000
                                                                   ------------
   2,500,000  U.S. Treasury Note-0.23%
              U. S. Treasury Note,
              3.875%, 02/15/2013.............................         2,510,450
                                                                   ------------
              Total U.S. Treasury Note
                (Cost $2,544,022)............................         2,510,450
                                                                   ------------
              Prerefunded/Escrowed-10.44%
   1,640,000  Metropolitan Transportation
              Authority, New York
              Transportation Facilities
              Revenue Series K, MBIA-IBC,
              6.30%, 07/01/2006,
              Prerefunded 06/01/2001 @ 101.50................         1,882,146
   1,600,000  New York City, New York Series B,
              AMBAC, 8.25%, 06/01/2017,
              Prerefunded 06/01/2001 @ 101.50................         1,617,520


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 85

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  7,025,000  New York City Transitional
              Finance Authority, Revenue
              Future Tax Secured Series C,
              5.00%, 02/01/2004,
              Escrowed to Maturity(a)........................   $     7,254,788
     240,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              6.125%, 02/15/2014,
              Prerefunded 02/15/2004 @ 102...................           244,423
   1,740,000  New York State Local
              Government Assistance Corp.,
              Series D, 5.375%, 04/01/2014,
              Prerefunded 04/01/2004 @ 101.50................         1,840,624
   1,140,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State Water
              Revolving Fund Series E,
              6.70%, 06/15/2010,
              Prerefunded 06/15/2004 @ 101.50................         1,233,902
   1,050,000  New York State Medical Care
              Facilities Finance Authority,
              Mental Health Services, MBIA,
              6.15%, 02/15/2015,
              Prerefunded 08/15/2004 @ 102...................         1,142,852
   2,800,000  New York State Thruway
              Authority, General Revenue
              Series C, 5.75%, 01/01/2009,
              Prerefunded 01/01/2005 @ 102...................         3,069,416
   1,050,000  New York State Medical Care
              Facilities Finance Authority,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              5.875%, 02/15/2005,
              Escrowed to Maturity...........................         1,138,494
   1,925,000  New York State Local
              Government Assistance Corp.,
              Series A, 5.90%, 04/01/2012,
              Prerefunded 04/01/2005 @ 102...................         2,136,711
   3,800,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 95-B,
              5.50%, 06/15/2010,
              Prerefunded 06/15/2005 @ 101...................         4,182,774


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,165,000  MTA, New York Transit
              Facilities Service Contract,
              5.30%, 07/01/2005,
              Escrowed to Maturity...........................   $     1,267,998
   1,560,000  MTA, New York Transit
              Facilities Revenue Series M,
              AMBAC, 5.20%, 07/01/2005,
              Escrowed to Maturity...........................         1,694,472
     900,000  New York City, New York Series B,
              6.30%, 08/15/2008,
              Prerefunded 08/15/2005 @ 101(b)................         1,013,481
     725,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue, Series Y,
              5.80%, 01/01/2006,
              Escrowed to Maturity...........................           806,215
   1,645,000  MTA, New York Transit
              Facilities Service Contract,
              5.40%, 07/01/2006,
              Escrowed to Maturity...........................         1,841,265
   1,885,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 97-D,
              6.00%, 06/15/2007,
              Escrowed to Maturity...........................         2,182,283
   1,250,000  MTA, New York Transit
              Facilities Service Contract,
              5.45%, 07/01/2007,
              Escrowed to Maturity...........................         1,421,338
   2,220,000  New York State Power Authority
              Revenue Series W,
              6.50%, 01/01/2008,
              Escrowed to Maturity...........................         2,560,104
       5,000  New York State Dormitory
              Authority, Mental Health
              Services Series B,
              6.50%, 02/15/2008,
              Escrowed to Maturity...........................             5,921
     315,000  New York City Transitional
              Finance Authority, Revenue,
              Prerefunded Future Tax Secured
              Series C, 5.00%, 05/01/2026,
              Prerefunded 05/01/2008 @ 101...................           356,558


                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 87
--------------------------------------------------------------------------------

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$    185,000  New York State Environmental
              Facilities Corp., Clean Water
              & Drinking Prerefunded
              Revolving Funds, Series D,
              5.15%, 10/15/2019,
              Prerefunded 10/15/2008 @ 102...................   $       214,350
   2,330,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series B,
              AMBAC, 5.25%, 01/01/2016,
              Prerefunded 01/01/2009 @ 101...................         2,657,388
   1,800,000  Onondaga County, New York
              Economically Defeased,
              5.70%, 04/01/2009,
              Escrowed to Maturity...........................         2,091,618
   1,830,000  Onondaga County, New York
              Economically Defeased,
              5.70%, 04/01/2011,
              Escrowed to Maturity...........................         2,137,806
   1,490,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Prerefunded Series 94-A,
              5.75%, 06/15/2011,
              Escrowed to Maturity...........................         1,751,480
   4,770,000  New York State Environmental
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding
              Series A, 5.75%, 06/15/2011,
              Escrowed to Maturity...........................         5,607,087
   1,000,000  MTA, New York Transit
              Facilities Revenue Series B-1,
              AMBAC, 5.00%, 07/01/2018,
              Prerefunded 01/01/2012 @ 100...................         1,117,700
  14,460,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue, General Purpose
              Senior Series,
              5.50%, 01/01/2012,
              Escrowed to Maturity...........................        16,417,884
   2,935,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage Series C,
              6.25%, 08/15/2012,
              Escrowed to Maturity...........................         3,140,685


--------------------------------------------------------------------------------
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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  4,670,000  Niagara Falls Bridge
              Commission, New York Toll
              Revenue, 6.30%, 10/01/2012,
              Escrowed to Maturity...........................   $     5,748,303
   1,000,000  New York State Dormitory
              Authority, North General
              Hospital, Secured Hospital
              Program Series G, MBIA,
              5.20%, 02/15/2016,
              Escrowed to Maturity...........................         1,085,750
   9,370,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series Y,
              5.50%, 01/01/2017,
              Escrowed to Maturity...........................        10,864,515
   2,545,000  New York City Transitional
              Finance Authority, Revenue,
              Future Tax Secured Series B,
              5.50%, 02/01/2017,
              Escrowed to Maturity...........................         2,940,417
   1,060,000  Metropolitan Transportation
              Authority, New York Transit
              Facilities, Series C-1,
              5.25%, 07/01/2017,
              Escrowed to Maturity...........................         1,212,110
   8,165,000  Triborough Bridge & Tunnel
              Authority, New York Special
              Obligation Series A, MBIA,
              5.125%, 01/01/2018,
              Escrowed to Maturity...........................         8,825,222
   2,740,000  Massachusetts State
              Consolidated Loan Series B,
              5.50%, 03/01/2018,
              Escrowed to Maturity...........................         3,149,520
   1,260,000  MTA, New York Commuter,
              Facilities Series B, AMBAC,
              5.00%, 07/01/2020,
              Escrowed to Maturity...........................         1,317,595
   3,145,000  Tampa Bay Water Florida
              Utility Systems Revenue,
              5.75%, 10/01/2029,
              Escrowed to Maturity...........................         3,688,833
                                                                    ------------
              Total Prerefunded/Escrowed
                (Cost $103,948,639)..........................       112,861,548
                                                                    ------------
              Insured-45.60%
   3,000,000  Long Island Power Authority,
              New York Electric System
              Revenue, MBIA-IBC,
              4.25%, 04/01/2003..............................         3,000,000


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 89

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,480,000  New York State Dormitory
              Authority, Revenue, City
              University Series A, AMBAC,
              5.00%, 07/01/2003..............................   $     2,503,733
   1,340,000  New York State Dormitory
              Authority, Revenue, City
              University Series D, FGIC,
              8.75%, 07/01/2003..............................         1,365,045
   1,530,000  Suffolk County, New York
              Public Improvement Series B,
              FGIC, 5.00%, 10/01/2003........................         1,559,575
   3,000,000  Brookhaven, New York Public
              Improvement, FGIC,
              4.75%, 11/01/2003..............................         3,064,110
   1,000,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series A, AMBAC,
              6.25%, 04/01/2004..............................         1,051,200
   1,000,000  Port Authority of New York &
              New Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2004.................         1,049,960
   3,140,000  New York City, New York Series E,
              FGIC, 6.00%, 08/01/2004........................         3,334,021
   5,000,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series A,
              AMBAC, 5.30%, 01/01/2005.......................         5,331,200
   2,080,000  Suffolk County Industrial
              Development Agency, New York
              Southwest Sewer System
              Revenue, FGIC,
              4.80%, 02/01/2005..............................         2,157,813
   2,240,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series B, AMBAC,
              5.00%, 04/01/2005..............................         2,396,218
   1,000,000  Nassau County, New York
              Series A, FGIC,
              6.50%, 05/01/2005..............................         1,101,030
   1,890,000  Elmira City New York School
              District 3.25%, 06/15/2005.....................         1,967,981
   7,445,000  New York State Dormitory
              Authority, Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2005..............................         8,069,114
   1,000,000  New York State Dormitory
              Authority, Revenue, City
              University Series C, AMBAC,
              6.25%, 07/01/2005..............................         1,104,660


--------------------------------------------------------------------------------
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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  8,955,000  Port Authority of New York &
              New Jersey, Consolidated
              122nd Series, FSA,
              5.25%, 07/15/2005..............................   $     9,676,325
   2,760,000  Port Authority New York &
              New Jersey, Special Obligation
              Revenue, MBIA, 6.00%, 12/01/2005...............         3,000,396
   4,000,000  Suffolk County Industrial
              Development Agency, New York
              Southwest Sewer System
              Revenue, FGIC,
              4.90%, 02/01/2006..............................         4,153,600
   4,970,000  New York State Dormitory
              Authority, Revenue, Refunding
              Secured Hospital, Brookdale
              Hospital Series J, FSA Credit,
              5.125%, 02/15/2006.............................         5,423,761
   1,000,000  Nassau County, New York
              General Improvement Series N,
              FSA, 5.00%, 03/01/2006.........................         1,029,390
   1,200,000  Suffolk County, New York
              Public Improvement Series A,
              MBIA, 4.00%, 04/01/2006........................         1,280,244
  15,795,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series B, AMBAC,
              5.00%, 04/01/2006..............................        17,291,102
   1,710,000  Suffolk County, New York
              Public Improvement Series A,
              MBIA, 4.00%, 05/01/2006........................         1,827,426
   1,000,000  Attica Central School
              District, New York Refunding,
              FGIC, 3.125%, 06/15/2006.......................         1,044,180
   1,350,000  Suffolk County, New York
              Public Improvement Series C,
              MBIA, 4.50%, 07/15/2006........................         1,467,923
   3,615,000  New York State Project Finance
              Agency, HUD Section 236-
              Series A, FSA,
              4.95%, 11/01/2006..............................         3,727,969
   3,550,000  Port Authority New York & New
              Jersey Special Obligation
              Revenue, MBIA, 6.00%, 12/01/2006...............         3,912,597
   2,025,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series A,
              AMBAC, 5.00%, 01/01/2007.......................         2,230,740
   2,000,000  Suffolk County, New York,
              Southwest Sewer District,
              MBIA, 6.00%, 02/01/2007........................         2,281,420


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 91

Principal                                                            Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,965,000  Longwood Central School
              District, New York, FGIC,
              4.50%, 03/15/2007..............................   $     2,138,961
  13,420,000  Long Island Power Authority,
              New York Electric Systems
              Revenue General, MBIA,
              5.00%, 04/01/2007..............................        14,854,732
   3,500,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series B, AMBAC,
              5.00%, 04/01/2007 ......... ...................         3,878,455
  10,000,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series C, FGIC,
              5.50%, 04/01/2007..............................        11,271,600
   4,160,000  New York State Local
              Government Assistance Corp.,
              Refunding Series A, AMBAC,
              6.00%, 04/01/2007..............................         4,761,328
   2,090,000  Central Square Central School
              District, New York Refunding,
              FGIC, 3.75%, 05/15/2007........................         2,221,043
   2,000,000  New York State Dormitory
              Authority, State University
              Series B, FGIC,
              5.375%, 05/15/2007.............................         2,251,920
   5,000,000  New York, New York Series M, AMBAC
              7.50%, 06/01/2007..............................         5,992,900
   1,350,000  Jordan-Elbridge Central School
              District, New York Refunding,
              FGIC, 4.00%, 06/15/2007........................         1,449,752
   4,000,000  Westchester County Industrial
              Development Agency, New York
              Resource Recovery Revenue
              Series A, AMBAC,
              5.60%, 07/01/2007..............................         4,234,440
   1,000,000  MTA, New York Commuter
              Facilities Series A, MBIA,
              6.00%, 07/01/2007..............................         1,159,310
   2,400,000  MTA, New York Transit
              Facilities Series K, MBIA,
              6.30%, 07/01/2007..............................         2,811,456
   2,305,000  Suffolk County, New York
              Public Improvement Series C,
              MBIA, 5.00%, 07/15/2007........................         2,567,378
   3,765,000  MTA, New York Revenue,
              Refunding Transportation
              Series E, MBIA,
              5.50%, 11/15/2007..............................         4,314,615


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,560,000  New York City Transportation
              Authority, Certificates of
              Participation Series A, AMBAC,
              5.50%, 01/01/2008..............................   $     1,759,149
   1,265,000  New York State Urban
              Development Corp., Correctional
              Facilities Series A, AMBAC,
              5.50%, 01/01/2008..............................         1,428,299
   1,345,000  Babylon, New York Series A, AMBAC,
              9.20%, 01/15/2008..............................         1,741,762
   2,340,000  New York State Dormitory
              Authority, Insured Mortgage
              Hospital, Sound Shore Medical
              Center, FHA, MBIA,
              4.35%, 02/01/2008..............................         2,402,244
   1,000,000  New York State Dormitory
              Authority, Revenue, Refunding
              Secured Hospital Brookdale
              Hospital J, AMBAC,
              5.125%, 02/15/2008.............................         1,110,350
   2,060,000  Longwood Central School
              District, New York, FGIC,
              4.50%, 03/15/2008..............................         2,245,668
   2,750,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund, Series A, FSA,
              5.25%, 04/01/2008..............................         3,090,642
   2,030,000  New York State Thruway
              Authority, Service Contract
              Revenue Local Highway
              & Bridge Series A-2, MBIA,
              5.25%, 04/01/2008..............................         2,283,466
  10,100,000  New York State Local
              Government Assistance Corp.,
              Refunding Series A, AMBAC,
              6.00%, 04/01/2008..............................        11,698,628
   1,000,000  Suffolk County Waterworks
              Authority, New York, MBIA,
              5.10%, 06/01/2008..............................         1,121,520
   1,485,000  New York State Dormitory
              Authority, New York University
              Series B, MBIA,
              5.00%, 07/01/2008..............................         1,526,431
   1,910,000  MTA, New York Transit
              Facilities Service Contract
              Series O, AMBAC,
              5.75%, 07/01/2008..............................         2,222,438
   4,575,000  New York State Series B, AMBAC,
              5.625%, 08/15/2008.............................         5,011,180


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 93

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$ 11,570,000  Port Authority of New York &
              New Jersey, Consolidated
              126th Series, FGIC,
              5.25%, 11/15/2008..............................   $    13,020,647
   2,090,000  Port Authority of New York &
              New Jersey Special Obligation
              Revenue, MBIA,
              6.25%, 12/01/2008..............................         2,383,875
   7,940,000  Metropolitan Transportation
              Authority, New York Service
              Series B, FGIC,
              5.00%, 01/01/2009..............................         8,802,840
   1,900,000  New York State Dormitory
              Authority Lease Revenue,
              Municipal Health Facilities
              Improvement Program, Series 1, FSA,
              5.00%, 01/15/2009..............................         2,102,426
   2,690,000  New York State Series A, FSA,
              4.00%, 03/15/2009..............................         2,843,061
   1,250,000  New York State Dormitory
              Authority, Revenue, State Personal
              Income Tax Education A, FGIC,
              5.00%, 03/15/2009..............................         1,391,762
   4,550,000  Long Island Power Authority,
              New York Electric System
              Revenue Series 8, Subseries
              8B-RMK, AMBAC,
              5.25%, 04/01/2009..............................         5,105,191
   1,000,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series A, MBIA,
              5.25%, 04/01/2009..............................         1,097,220
   1,065,000  New York State Dormitory
              Authority Revenue, State
              University Educational
              Facilities Series A, MBIA,
              5.50%, 05/15/2009..............................         1,217,221
   4,055,000  New York State Dormitory
              Authority, State University
              Series A, FGIC,
              5.50%, 05/15/2009..............................         4,634,581
   1,175,000  New York City Municipal Water
              Finance Authority, New York,
              Series A, MBIA,
              5.75%, 06/15/2009..............................         1,299,703
   3,630,000  New York State Dormitory
              Authority, City University
              Series A, AMBAC,
              5.75%, 07/01/2009..............................         4,195,336


--------------------------------------------------------------------------------
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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,000,000  New York State Dormitory
              Authority, City University
              Series A, FSA,
              5.75%, 07/01/2009..............................   $     2,311,480
   1,495,000  MTA, New York Commuter
              Facilities Series A, MBIA,
              6.10%, 07/01/2009..............................         1,780,485
   1,550,000  Babylon, New York Waste
              Facilities, FGIC,
              9.00%, 08/01/2009..............................         2,082,270
   2,000,000  MTA, New York Dedicated Tax
              Fund Series A, FSA,
              5.00%, 11/15/2009..............................         2,246,040
   6,270,000  Port Authority of New York &
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2009..............................         7,139,586
   1,090,000  Nassau County, New York
              Series G, MBIA,
              5.40%, 01/15/2010..............................         1,223,819
   9,375,000  New York City Health &
              Hospital Corp., Revenue,
              Refunding Health Systems
              Series A, AMBAC, 5.00%, 02/15/2010.............        10,328,625
   9,160,000  New York State Series A, FSA,
              4.00%, 03/15/2010..............................         9,578,337
   3,190,000  Long Island Power Authority,
              New York, AMBAC, 5.00%, 04/01/2010.............         3,528,331
   1,000,000  New York State Thruway
              Authority, Local Highway & Bridge, MBIA,
              5.10%, 04/01/2010..............................         1,116,240
   6,680,000  Metropolitan Transportation
              Authority, New York Service
              Series B, FGIC,
              5.50%, 07/01/2010..............................         7,652,140
   1,120,000  Nassau County, New York
              Combined Sewer Districts
              Series A, AMBAC,
              5.50%, 07/01/2010..............................         1,269,072
   1,525,000  Saline County, Unified School
              District Number 305, Kansas
              Crossover Refunding
              & Improvement, FSA,
              5.25%, 09/01/2010..............................         1,726,544
  10,000,000  MTA, New York Revenue,
              Refunding Transportation
              Series E, MBIA,
              5.00%, 11/15/2010..............................        11,150,600


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 95

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,340,000  Triborough Bridge & Tunnel
              Authority, New York Revenues,
              Refunding General Series B, MBIA-IBC,
              5.00%, 11/15/2010..............................   $     2,617,594
  12,530,000  Port Authority of New York
              & New Jersey, Consolidated
              126th Series, FGIC,
              5.50%, 11/15/2010..............................        14,210,273
   2,310,000  New York State Urban
              Development Corp., Correctional
              Refunding Series A, XLCA,
              5.25%, 01/01/2011..............................         2,577,059
   1,700,000  Killeen Independent School
              District, Texas, FSA,
              5.00%, 02/15/2011..............................         1,871,513
   9,130,000  New York State Local
              Government Assistance Corp.,
              Refunding Subordinated Lien
              Series A-1, FSA,
              5.00%, 04/01/2011..............................        10,077,785
   4,085,000  Long Island Power Authority,
              New York Electric System
              Revenue, MBIA,
              5.125%, 04/01/2011.............................         4,508,043
     250,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Rols Railroad II R198, MBIA,
              5.25%, 04/01/2011..............................           372,600
   3,415,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              5.00%, 07/01/2011(c)...........................         3,506,215
   1,085,000  New York State Dormitory
              Authority, New York Medical
              College, MBIA,
              5.25%, 07/01/2011..............................         1,188,617
   1,000,000  Nassau County, New York
              Series A, AMBAC,
              6.00%, 07/01/2011..............................         1,165,950
   1,000,000  New York State Dormitory
              Authority, Revenue, Mental
              Health Services Facilities
              Series D, FSA,
              5.75%, 08/15/2011..............................         1,144,250
   2,725,000  New York City, New York
              Educational Construction Fund,
              New York, MBIA,
              5.50%, 10/01/2011..............................         2,869,098


--------------------------------------------------------------------------------
96 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,870,000  Saint Petersburg, Florida,
              Public Improvement Revenue,
              Refunding, MBIA,
              5.00%, 02/01/2012..............................   $     3,173,703
   1,000,000  New York State Dormitory
              Authority, Revenue, Mental
              Health Services Facilities
              Series D, FSA,
              5.75%, 02/15/2012..............................         1,132,460
   2,575,000  Los Angeles Unified School
              District, California Electric
              Of 1997-Ser F, FSA,
              4.50%, 07/01/2012..............................         2,762,022
   3,405,000  Norfolk, Virginia FSA,
              5.25%, 07/01/2012..............................         3,851,872
   1,540,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              5.75%, 07/01/2012..............................         1,802,278
   1,000,000  Nassau County, New York
              Series A, FGIC,
              6.00%, 07/01/2012..............................         1,175,200
   1,630,000  Islip Resource Recovery
              Agency, New York, Revenue
              Series B, AMBAC, AMT,
              6.125%, 07/01/2012.............................         1,743,350
   1,100,000  Albany County, New York, FGIC,
              5.00%, 10/01/2012..............................         1,223,849
   3,000,000  Municipal Electric Authority
              of Georgia, Combustion Turbine
              Project Series A, MBIA,
              5.25%, 11/01/2012..............................         3,379,800
   1,350,000  Pennsylvania State Turnpike,
              Commission, Turnpike Revenue,
              Refunding Series T, FGIC,
              5.50%, 12/01/2012..............................         1,552,919
   8,500,000  New Jersey State
              Transportation Trust Fund
              Authority, Transportation
              System Series C, FSA,
              5.75%, 12/15/2012..............................         9,954,180
   1,850,000  New York State Dormitory
              Authority, Municipal Health
              Facilities Series 1, FSA,
              5.125%, 01/15/2013.............................         1,998,980
   1,110,000  New York State Dormitory
              Authority, Mental Health
              Services Facilities Series D, MBIA,
              5.25%, 02/15/2013..............................         1,211,176


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 97

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,305,000  New York State Dormitory
              Authority, Revenue, Mental
              Health Services Facilities
              Series D, FSA,
              5.875%, 02/15/2013.............................   $     2,654,438
   9,000,000  New York City Industrial
              Development Agency, New York
              Civic Facility Revenue, Magen
              David Yeshivah Project, ACA,
              4.99%, 06/15/2013..............................         9,334,620
   1,000,000  New York City Municipal Water
              Finance Authority, New York
              Series A, AMBAC,
              5.875%, 06/15/2013.............................         1,175,890
   1,135,000  New York State Dormitory
              Authority, City University
              System Series 1, FSA,
              5.75%, 07/01/2013..............................         1,293,741
   1,000,000  Nassau County, New York
              Series A, FGIC,
              6.00%, 07/01/2013..............................         1,177,740
   1,140,000  New York State Dormitory
              Authority, Brookdale Hospital,
              Secured Hospital Program, MBIA,
              5.20%, 02/15/2014..............................         1,225,546
   1,000,000  New York State Urban
              Development Corp., Community
              Enhancement Facilities, AMBAC,
              5.125%, 04/01/2014.............................         1,069,530
   1,095,000  Clifton Park Water Authority,
              New York, FGIC,
              5.00%, 10/01/2014..............................         1,129,011
   3,930,000  New York State Dormitory
              Authority, Secured Hospital
              Program Series E, MBIA,
              5.20%, 02/15/2015..............................         4,203,135
   1,355,000  New York State Local
              Government Assistance Corp.,
              Series A, FGIC,
              5.00%, 04/01/2015..............................         1,443,875
   7,860,000  MTA, New York Dedicated Tax
              Fund Series A, FSA,
              5.25%, 04/01/2015..............................         9,047,960
   1,355,000  Port Authority of New York &
              New Jersey, Consolidated 117th
              Series, FGIC, AMT,
              5.125%, 11/15/2015.............................         1,438,983
   2,610,000  Nassau County Interim Finance
              Authority, New York Sales Tax
              Secured Series A-1, AMBAC,
              5.375%, 11/15/2015.............................         2,895,377


--------------------------------------------------------------------------------
98 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,220,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, FSA,
              5.00%, 12/01/2015..............................   $     2,368,407
   5,820,000  New York State Dormitory
              Authority, Revenue, Wyckoff
              Heights Series H, MBIA,
              5.20%, 02/15/2016..............................         6,203,131
   5,905,000  New York State Dormitory
              Authority, State University
              Educational Facilities Series
              1989 Resources, MBIA,
              6.00%, 05/15/2016..............................         6,821,220
   2,240,000  New York City, New York Series B, FSA,
              5.25%, 08/01/2016..............................         2,413,443
   1,000,000  Nassau County Interim Finance
              Authority, New York Sales Tax
              Secured Series A-1, AMBAC
              5.375%, 11/15/2016.............................         1,103,170
   1,310,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series B, FSA,
              5.00%, 04/01/2017..............................         1,379,024
   1,530,000  New York State Dormitory
              Authority, Lease Revenue,
              State University, FGIC,
              5.50%, 07/01/2017..............................         1,695,393
   2,045,000  New York State Series D,
              AMBAC, 5.00%, 07/15/2017.......................         2,155,001
   4,860,000  New York State Dormitory
              Authority, Mental Health
              Services Series D, MBIA,
              5.00%, 08/15/2017..............................         5,119,670
   1,120,000  New York State Thruway
              Authority, Highway & Board
              Series A, FGIC,
              5.00%, 04/01/2018..............................         1,185,677
   1,000,000  New York State Dormitory
              Authority, Revenue, Winthrop
              University Hospital Associates
              Series A, AMBAC,
              5.25%, 07/01/2018..............................         1,084,660
   1,000,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2018..............................         1,208,640
   2,720,000  New York State Housing Finance
              Agency Service Contract
              Obligation Revenue Series C,
              MBIA-IBC,
              5.50%, 09/15/2018..............................         2,960,938


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 99

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,325,000  MTA, New York Revenue,
              Refunding Series A, AMBAC,
              5.50%, 11/15/2018..............................   $     5,952,711
   1,780,000  New York State Dormitory
              Authority, Revenue, Mental
              Health Services Series C, MBIA,
              5.25%, 02/15/2019..............................         1,895,362
   1,325,000  New York State Dormitory
              Authority, Revenue, South
              Nassau Community Hospital
              Series B, AMBAC,
              5.25%, 07/01/2019..............................         1,426,376
   1,415,000  MTA, New York Dedicated Tax
              Fund Series A, FSA,
              5.125%, 11/15/2019.............................         1,502,645
   1,030,000  New York State Environmental
              Facilities Corp., Revenue,
              Personal Income Tax Series A, FGIC,
              5.25%, 01/01/2020..............................         1,104,613
   1,000,000  New York State Dormitory
              Authority, Lease Revenue,
              State University, FGIC
              5.50%, 07/01/2020..............................         1,089,730
   3,000,000  New York City Transitional
              Finance Authority, Future Tax
              Secured Series C, AMBAC,
              5.25%, 08/01/2020..............................         3,209,760
   1,220,000  New York City, New York Series D,
              MBIA, 5.25%, 08/01/2021........................         1,278,853
   1,000,000  New York City Municipal Water
              Finance Authority, New York
              Series A, AMBAC,
              5.125%, 06/15/2022.............................         1,028,620
   2,500,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, FSA,
              5.125%, 12/01/2022.............................         2,568,400
   1,240,000  New York City, New York Series J,
              MBIA, 5.00%, 08/01/2023........................         1,256,616
   5,300,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, MBIA-IBC,
              5.50%, 12/01/2023..............................         5,649,005
                                                                   ------------
              Total Insured
                (Cost $467,964,620)..........................       493,001,529
                                                                   ------------


--------------------------------------------------------------------------------
100 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Tax Supported-21.17%
              Local General Obligations-6.25%
$  1,015,000  New York City, New York Series B,
              6.75%, 08/15/2003..............................   $     1,035,523
   4,315,000  New York City, New York Series B,
              7.50%, 02/01/2004..............................         4,390,944
   4,700,000  New York City, New York Series G,
              5.00%, 08/01/2004..............................         4,891,290
   2,400,000  New York City, New York Series E,
              6.60%, 08/01/2004..............................         2,546,136
     455,000  New York City, New York Series B,
              6.00%, 08/15/2004..............................           480,166
   1,000,000  Westchester County, New York,
              7.10%, 12/01/2004..............................         1,097,950
   1,000,000  New York City, New York Series C,
              5.60%, 02/01/2005..............................         1,061,290
   1,310,000  New York City, New York Series G,
              5.75%, 02/01/2006..............................         1,426,616
   1,000,000  New York City, New York Series I,
              6.25%, 04/15/2006..............................         1,108,260
   9,175,000  New York City, New York Series G,
              5.00%, 08/01/2006..............................         9,896,614
   1,300,000  Westchester County, New York
              Series A, 6.75%, 02/01/2007....................         1,521,169
   2,170,000  New York City, New York Series A,
              5.00%, 08/01/2007..............................         2,349,416
   4,270,000  New York City, New York
              Refunding Series G,
              5.25%, 08/01/2007..............................         4,666,085
     500,000  New York City, New York Series F,
              5.50%, 08/01/2007..............................           551,425
   4,455,000  New York City, New York Series B,
              6.30%, 08/15/2008..............................         4,884,596
     800,000  Onondaga County, New York
              Unrefunded Balance,
              5.70%, 04/01/2009..............................           920,064
   1,600,000  New York City, New York Series A,
              5.25%, 08/01/2009..............................         1,744,336
  11,430,000  New York City, New York Series G,
              5.50%, 08/01/2009..............................        12,621,349
     770,000  Onondaga County, New York
              Unrefunded Balance,
              5.70%, 04/01/2011..............................           890,143
   5,415,000  Phoenix, Arizona Refunding
              Series A, 5.00%, 07/01/2011....................         6,024,837
   3,250,000  New York City, New York Series F,
              5.25%, 08/01/2016..............................         3,377,725
                                                                   ------------
              Total Local General Obligations
                (Cost $64,763,394)...........................        67,485,934
                                                                   ------------


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 101

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Tax Lease-4.60%
$  3,075,000  New York State Dormitory
              Authority, Revenue, Community
              Enhancement Facilities Series A,
              4.50%, 04/01/2003..............................   $     3,075,000
   1,335,000  New York State Dormitory
              Authority, Revenue, State
              Service Contract Series C,
              5.25%, 04/01/2003..............................         1,335,000
   1,050,000  New York State Dormitory
              Authority, Revenue, Refunding
              Secured Hospital, North
              General Hospital Series G,
              5.50%, 02/15/2004..............................         1,090,467
   1,050,000  New York State Certificates
              of Participation, General
              Services Executive Department,
              4.00%, 03/01/2004..............................         1,077,720
   1,110,000  New York State Dormitory
              Authority, Revenue, Service
              Contract Series A,
              4.50%, 04/01/2004..............................         1,146,552
     355,000  Puerto Rico Commonwealth Urban
              Renewal & Housing Corp.,
              7.875%, 10/01/2004.............................           358,550
   2,000,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series 5,
              6.00%, 01/01/2005..............................         2,148,580
   2,500,000  MTA, New York Service Contract
              Series B, 5.00%, 07/01/2005....................         2,683,150
   1,020,000  New York State Dormitory
              Authority, City University
              Series A, 5.70%, 07/01/2005....................         1,110,392
   1,780,000  New York State Dormitory
              Authority, City University
              Series D, 5.70%, 07/01/2005....................         1,937,744
   1,000,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series 4,
              5.25%, 01/01/2006..............................         1,045,570
   4,085,000  MTA, New York Service Contract
              Series B, 5.25%, 07/01/2006....................         4,501,262
   3,510,000  New York State Dormitory
              Authority, City University
              Series 2, 5.75%, 07/01/2007....................         3,936,219
   1,505,000  New York State Dormitory
              Authority, Mental Health
              Services, 5.70%, 02/15/2009....................         1,667,374


--------------------------------------------------------------------------------
102 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,505,000  New York State Dormitory
              Authority, Revenue, Mental
              Health Services Facilities
              Improvement Series B,
              6.50%, 02/15/2009..............................   $     1,774,832
   1,125,000  New York State Dormitory
              Authority, City University
              Series A, 5.75%, 07/01/2009....................         1,297,001
   2,000,000  Virginia State Resources
              Authority, Infrastructure
              Revenue, Refunding Pooled Loan
              Bond Program Series B,
              5.00%, 11/01/2010..............................         2,243,360
   1,000,000  New York State Dormitory
              Authority, Westchester County
              Court Facilities, AMBAC
              Surety, 5.125%, 08/01/2012.....................         1,088,150
   1,115,000  New York State Dormitory
              Authority, Lease Revenue,
              Court Facilities Westchester
              County, AMBAC Surety,
              5.25%, 08/01/2013..............................         1,212,574
   5,715,000  Yonkers Industrial Development
              Agency, New York Civic
              Facilities Revenue, Community
              Development Properties Series A,
              6.25%, 02/01/2016..............................         6,077,102
   2,090,000  New York State Dormitory
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2017..............................         2,241,086
   1,400,000  New York State Dormitory
              Authority, Lease Revenue,
              State University Dormitory
              Facilities, 5.375%, 07/01/2019.................         1,513,708
   4,750,000  New York State Dormitory
              Authority, Revenue,
              5.25%, 11/15/2023..............................         5,165,578
                                                                    ------------
              Total Tax Lease
                (Cost $47,181,847)...........................        49,726,971
                                                                    ------------
              Special Tax-10.32%
   2,550,000  Westchester Community,
              Development District Number 1,
              Florida, Bond Anticipation
              Notes, 5.50%, 01/01/2004.......................         2,550,102
   7,925,000  Municipal Assistance
              Corporation, New York Series E,
              6.00%, 07/01/2004..............................         8,392,258

--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 103

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,530,000  Municipal Assistance
              Corporation, New York Series J,
              6.00%, 07/01/2004..............................   $     5,856,049
   9,855,000  Municipal Assistance
              Corporation, New York Series E,
              6.00%, 07/01/2005..............................        10,855,282
   1,025,000  New York City Transitional Finance
              Authority, Revenue, Unrefunded
              Future Tax Secured Series A,
              4.50%, 08/15/2005..............................         1,101,435
   1,025,000  New York City Transitional Finance
              Authority, Revenue, Unrefunded
              Future Tax Secured Series A,
              4.50%, 08/15/2005..............................         1,096,719
   1,000,000  New York City Transitional
              Finance Authority, Refunding
              Future Tax Secured, Series A,
              5.00%, 11/01/2006 ......... ...................         1,108,550
   1,900,000  Meadow Pointe III Community
              Development District, Florida
              Capital Series B,
              5.25%, 11/01/2007..............................         1,894,566
   1,500,000  Vizcaya Community Development,
              District Florida Special
              Assessment Series B,
              5.40%, 11/01/2007..............................         1,494,015
   3,035,000  New York State Local Government
              Assistance Corp., Series A,
              6.00%, 04/01/2008..............................         3,445,271
   5,810,000  New York City Transitional
              Finance Authority, Series C,
              5.00%, 02/15/2009..............................         6,430,624
   1,060,000  North Las Vegas, Nevada Local
              Improvement Special Improvement
              District Number 60-Aliante,
              5.00%, 12/01/2009..............................         1,065,289
   2,100,000  Gateway Services, Community
              Development District, Florida
              Special Sun City Center Fort Meyers
              Project B,
              5.50%, 05/01/2010..............................         2,079,315
   1,000,000  North Las Vegas, Nevada Local
              Improvement Special Improvement
              District Number 60-Aliante,
              5.25%, 12/01/2010..............................         1,005,560
   4,185,000  New York City Transitional
              Finance Authority, Series C,
              5.25%, 05/01/2012..............................         4,596,930


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  3,350,000  Venetian Community Development
              District, Florida Capital
              Improvement Revenue Series B,
              5.95%, 05/01/2012..............................   $     3,375,493
   1,865,000  New York City Transitional
              Finance Authority, Series C,
              5.25%, 05/01/2014..............................         2,023,189
   1,890,000  New York City Transitional
              Finance Authority, Series C,
              5.25%, 05/01/2015..............................         2,038,573
   1,185,000  New York City Transitional
              Finance Authority, Series B,
              5.125%, 11/01/2015.............................         1,266,895
   8,370,000  New York City Transitional
              Finance Authority, Series B,
              5.50%, 02/01/2017..............................         9,249,771
   1,000,000  New York City Transitional
              Finance Authority, Revenue,
              Future Tax Secured Series A,
              5.25%, 05/01/2017..............................         1,078,370
   3,200,000  New York City Transitional
              Finance Authority, Revenue,
              Future Tax Secured Series A,
              5.375%, 02/15/2018.............................         3,460,096
   2,615,000  New York State Housing Finance
              Agency, State Personal Economic
              Development & Housing Series A,
              5.25%, 03/15/2020..............................         2,779,484
   5,125,000  New York State Dormitory Authority,
              Revenue, State Personal Income Tax
              Education A,
              5.375%, 03/15/2021.............................         5,515,474
   2,825,000  New York State Housing Finance
              Agency, State Personal Economic
              Development & Housing Series A,
              5.25%, 09/15/2021..............................         2,988,709
   6,320,000  New York City Transitional
              Finance Authority, Future Tax
              Secured Series A,
              5.375%, 11/15/2021.............................         6,824,336
   1,810,000  Beacon Tradeport Community
              Development District, Florida
              Special Assessment Industrial
              Project Series B,
              7.125%, 05/01/2022.............................         1,854,417
   3,595,000  New York City Transitional Finance
              Authority, Revenue, Prerefunded
              Future Tax Secured Series C,
              5.00%, 05/01/2026..............................         3,628,973


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 105

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$ 11,255,000  New York City Transitional
              Finance Authority, Refunding
              Future Tax Secured, Series A,
              5.00%, 11/01/2026..............................       $12,487,535
                                                                    ------------
              Total Special Tax
                (Cost $106,855,089)..........................       111,543,280
                                                                    ------------
              Total Tax Supported
                (Cost $218,800,330)..........................       228,756,185
                                                                    ------------
              Revenue-18.96%
              Airport Revenue-0.25%
   1,495,000  New York City Industrial
              Development Agency, Special
              Facilities Revenue, Terminal
              One Group Association Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007..............................         1,547,325
   1,000,000  Denver City & County, Colorado
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013..............................         1,222,470
                                                                    ------------
              Total Airport Revenue
                (Cost $2,502,567)............................         2,769,795
                                                                    ------------
              Electric Revenue-3.42%
   3,375,000  Long Island Power Authority,
              New York Electric System Revenue,
              5.00%, 04/01/2003..............................         3,375,000
   1,270,000  California State Department
              Water Resources, Power Supply
              Series A, 5.50%, 05/01/2008....................         1,418,476
  20,105,000  California State Department
              Water Resources, Power Supply
              Series A, 5.50%, 05/01/2009....................        22,463,518
   2,680,000  New York State Power
              Authority, Revenue & General
              Purpose 2.90%, 03/01/2016......................         2,700,743
   2,235,000  North Carolina Eastern
              Municipal Power Agency, Power
              Systems Refunding Series C,
              5.375%, 01/01/2017(d)..........................         2,290,182
   1,875,000  New York State Power
              Authority, Revenue & General
              Purpose, 2.90%, 03/01/2020.....................         1,889,512
   2,680,000  New York State Power
              Authority, Revenue Series A,
              5.00%, 11/15/2020..............................         2,796,312
                                                                    ------------
              Total Electric Revenue
                (Cost $36,078,578)...........................        36,933,743
                                                                   ------------


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Health Care Revenue-0.28%
$    910,000  Nassau County Industrial
              Development Agency, New York
              Civic Facility Revenue,
              Refunding North Shore Health
              Systems Projects, Series C,
              5.625%, 11/01/2010.............................   $       918,044
     665,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage Series A,
              FHA, 6.125%, 02/15/2014........................           704,581
   1,305,000  New York State Dormitory
              Authority, Lenox Hill Hospital
              Obligation Group,
              5.75%, 07/01/2017..............................         1,409,348
                                                                   ------------
              Total Health Care Revenue
                (Cost $2,909,211)............................         3,031,973
                                                                   ------------
              Higher Education Revenue-0.68%
   1,000,000  New York State Dormitory
              Authority, Columbia University,
              5.625%, 07/01/2006.............................         1,123,360
   1,290,000  New York State Dormitory
              Authority, Columbia University,
              5.75%, 07/01/2007..............................         1,477,373
   2,120,000  New York City Industrial
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2011..............................         2,104,333
   1,655,000  New York City Industrial
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2012..............................         1,614,121
   1,045,000  New York City Industrial
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              6.00%, 11/01/2020..............................           996,972
                                                                   ------------
              Total Higher Education Revenue
                (Cost $7,149,443)............................         7,316,159
                                                                   ------------


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Lease Revenue-0.16%
$  1,490,000  Triborough Bridge & Tunnel
              Authority, New York,
              Convention Center Series E,
              6.00%, 01/01/2011..............................      $  1,722,097
                                                                   ------------
              Total Lease Revenue
                (Cost $1,460,818)............................         1,722,097
                                                                   ------------
              Tobacco Revenue-2.14%
   1,000,000  Nassau County Tobacco
              Settlement Corp., New York
              Tobacco Settlement
              Asset-Backed Series A,
              5.20%, 07/15/2010..............................         1,006,890
   1,735,000  Erie County, New York Tobacco
              Settlement Asset-Backed Senior
              Class A, 6.00%, 07/15/2020.....................         1,759,325
   1,880,000  TSASC, Inc., New York Series 1,
              Flexible Amortization Bonds,
              5.80%, 06/01/2023..............................         1,936,757
   9,160,000  Tobacco Settlement Financing
              Corp., Rhode Island Tobacco
              Settlement Asset-Backed Series A,
              6.00%, 06/01/2023..............................         8,506,709
     980,000  Rensselaer Tobacco Asset
              Securitization Corp., New York
              Tobacco Settlement,
              Asset-Backed Series A,
              5.20%, 06/01/2025..............................           961,468
   9,525,000  Badger Tobacco Asset
              Securitization Corp.,
              Wisconsin Tobacco Settlement
              Asset-Backed,
              6.125%, 06/01/2027.............................         8,937,593
                                                                   ------------
              Total Tobacco Revenue
                (Cost $23,996,053)...........................        23,108,742
                                                                   ------------
              Toll Revenue-3.28%
  21,700,000  Triborough Bridge & Tunnel
              Authority New York, Series B,
              5.00%, 11/15/2007..............................        24,251,703
   4,450,000  New York State Bridge
              Authority, Revenue
              5.00%, 01/01/2017..............................         4,714,686
   5,025,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series A,
              5.25%, 01/01/2017..............................         5,464,989


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,000,000  Triborough Bridge & Tunnel Authority,
              New York Revenue Series A,
              5.00%, 01/01/2020..............................      $  1,038,680
                                                                   ------------
              Total Toll Revenue
                (Cost $34,658,479)...........................        35,470,058
                                                                   ------------
              Water/Sewer Revenue-5.02%
   3,000,000  New York City Municipal Water
              Finance Authority, Water &
              Sewer System Revenue, Series B,
              5.00%, 06/15/2004..............................         3,135,720
   1,255,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 92-B,
              6.25%, 09/15/2005..............................         1,284,907
   1,255,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 92-B,
              6.35%, 09/15/2006..............................         1,284,994
     115,000  New York State Environmental
              Facilities Corp., State Water Revolving
              Fund, New York City Municipal Water
              Refunding Series A,
              5.75%, 06/15/2007..............................           123,537
   2,975,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 95-A,
              5.20%, 05/15/2008..............................         3,212,732
   3,085,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 95-A,
              5.30%, 05/15/2009 ......... ...................         3,360,830
   1,485,000  New York City Municipal Water Finance
              Authority, New York Series A,
              6.00%, 06/15/2009..............................         1,725,525
     780,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 95-A,
              5.40%, 05/15/2010..............................           851,347
   3,865,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 96-A,
              4.95%, 06/15/2010..............................         4,153,561


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  1,395,000  New York City Municipal Water
              Finance Authority, New York, Series A,
              6.00%, 06/15/2010..............................   $     1,624,101
   8,280,000  New York State Environmental
              Facilities Corp., State
              Refunding Revolving Funds,
              Municipal Water Project K,
              5.00%, 06/15/2011..............................         9,201,895
   1,000,000  New York City Municipal Water
              Finance Authority, Refunding Series A,
              5.25%, 06/15/2011..............................         1,123,760
     745,000  New York State Environmental
              Facilities Corp., State Water
              Revolving Fund New York City
              Municipal Water Refunding Series A,
              5.75%, 06/15/2011..............................           867,590
     100,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 90-A,
              7.50%, 06/15/2012..............................           100,657
   1,015,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 96-A,
              5.20%, 12/15/2015..............................         1,084,284
   2,320,000  New York City Municipal Water
              Finance Authority, New York
              Water & Sewer Systems Revenue
              Refunding Series D,
              5.50%, 06/15/2017..............................         2,586,475
   1,200,000  New York State Environmental
              Facilities Corp., Clean Water &
              Drinking Revolving Funds, Municipal
              Water Finance, Series 01-D,
              5.00%, 06/15/2018..............................         1,264,236
   1,485,000  New York State Environmental
              Facilities Corp., Clean Water &
              Drinking Revolving Funds,
              Pooled Funding Program, Series B,
              5.375%, 11/15/2018.............................         1,622,036
   1,250,000  New York State Environmental
              Facilities Corp., Clean Water &
              Drinking Revolving Funds,
              Municipal Water Finance Series
              01-D, 5.00%, 06/15/2019........................         1,309,850


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Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  5,025,000  New York City Municipal Water
              Finance Authority, New York,
              Water & Sewer Systems Revenue
              Refunding Series 01-D,
              5.125%, 06/15/2019.............................   $     5,344,791
   1,255,000  New York State Environmental
              Facilities Corp., Clean Water &
              Drinking Prerefunded
              Revolving Funds, Series D,
              5.15%, 10/15/2019..............................         1,318,064
   1,935,000  New York State Environmental
              Facilities Corp., Clean Water &
              Drinking Revolving Funds,
              Pooled Funding Program, Series F,
              5.25%, 11/15/2019..............................         2,095,895
   5,000,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 00-B,
              5.875%, 07/15/2020.............................         5,641,150
                                                                    -----------
              Total Water/Sewer Revenue
                (Cost $51,602,468)...........................        54,317,937
                                                                    -----------
              Miscellaneous Revenue-1.03%
   1,000,000  Port Authority of New York & New Jersey,
              Consolidated 124th Series,
              4.00%, 08/01/2003..............................         1,008,820
   3,495,000  Battery Park City Authority,
              New York, Revenue Series A,
              6.00%, 11/01/2003..............................         3,587,128
   1,305,000  Metropolitan Transportation Authority,
              New York Revenue, Refunding
              Transportation Series F,
              5.00%, 11/15/2004..............................         1,381,121
   2,000,000  New York Convention Center Operating
              Corp., Certificates of Participation,
              Yale Building Acquisition Project,
              6.50%, 12/01/2004..............................         2,031,180
   1,000,000  United Nations Development
              Corp., New York, Revenue,
              Senior Lien Series B,
              5.00%, 07/01/2006..............................         1,003,470
   1,000,000  MTA, New York, Revenue,
              Refunding Transportation
              Series E, 5.50%, 11/15/2006....................         1,121,880
   1,000,000  Port Authority of New York &
              New Jersey, Consolidated
              91 street, 5.125%, 11/15/2011..................         1,027,030
                                                                   ------------
              Total Miscellaneous Revenue
                (Cost $11,001,855)...........................        11,160,629
                                                                   ------------


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 111

Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
              Industrial Development/Pollution
              Control Revenue-2.70%
$    885,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Prerefunded Series 94-A,
              5.75%, 06/15/2007..............................   $       952,269
   4,910,000  Louisa Industrial Development
              Authority, Virginia Pollution
              Control Revenue, Virginia
              Electric & Power Company
              5.25%, 12/01/2008..............................         5,186,580
   3,800,000  New York State Environmental
              Facilities Corp., Solid Waste
              Disposal Revenue Waste
              Management Project Series A,
              4.00%, 05/01/2012..............................         3,833,478
   4,750,000  Pope County, Arkansas Revenue,
              Entergy Arkansas Inc. Project,
              5.05%, 09/01/2028..............................         4,856,923
   5,500,000  Matagorda County Navigation
              District No.1, Texas Pollution
              Control Revenue, Refunding
              Central Power & Light Co.
              Series A, 3.75%, 05/01/2030....................         5,517,050
   1,100,000  Maricopa County Industrial
              Development Authority, Arizona
              Solid Waste Disposal Revenue,
              Waste Management Inc. Project,
              4.80%, 12/01/2031..............................         1,128,028
   7,690,000  Brazos River Authority, Texas
              Pollution Control Revenue,
              Refunding TXU Electric Company
              Project Series D, 4.25%, 05/01/2033............         7,688,308
                                                                   ------------
              Total Industrial Development/Pollution
              Control Revenue
                (Cost 28,660,366)............................        29,162,636
                                                                   ------------
              Total Revenue
                (Cost 200,019,838)...........................       204,993,769
                                                                   ------------
              Asset-Backed Securities-1.22%
              Housing-1.22%
   8,855,000  New York State Mortgage
              Agency, Revenue, AMT
              Homeowner Mortgage Series 99,
              4.50%, 04/01/2023..............................         9,334,852


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


Principal                                                             Market
Amount        Description                                             Value
-------------------------------------------------------------------------------
$  2,155,000  New York State Dormitory
              Authority, Revenue, Highland
              Community Development Corp.
              Series B, 5.50%, 07/01/2023....................     $   2,162,176
   1,635,000  New York State Mortgage
              Agency, Revenue, AMT Homeowner
              Mortgage Series 69,
              5.50%, 10/01/2028..............................         1,673,570
                                                                  -------------
              Total Housing
                (Cost $12,661,494)...........................        13,170,598
                                                                  -------------
              Total Asset-Backed Securities
                (Cost $12,661,494)...........................        13,170,598
                                                                  -------------
              Investment Summary
              Total Investments-98.79%
                (Cost $1,018,563,943)(e).....................     1,067,939,079
              Cash and Other Assets,
              Less Liabilities-1.21%.........................        13,061,562
                                                                  -------------
              Net Assets-100.00%.............................    $1,081,000,641
                                                                  -------------
              Short Futures Contract
                                                                     Unrealized
Contracts     Description                       Value              Appreciation
--------------------------------------------------------------------------------
326           Interest Rate
              Swap 10 Yr. Future
              June 2003 ...............     $36,888,936           $     404,156
                                                                  -------------
              Total Short Futures
              Contract.................                           $     404,156
                                                                  -------------
              Interest Rate Swaps
Notional                         Rate          Rate     Termination   Unrealized
Amount        Description      Received        Paid         Date     Gain/(Loss)
--------------------------------------------------------------------------------
7,000,000     MA Interest        2.62%      Variable*    11/01/04   $ 202,665
              Rate Swap
7,000,000     BMA Interest     Variable*      4.03       11/01/11    (507,430)
              Rate Swap
                                                                    ----------
Total Interest Rate Swaps.............................               $(304,765)
                                                                    ----------



* Variable interest based on the Municipal Swap Index,which fluctuates weekly.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 113

(a) Represents entire or partial position segregated as collateral for interest rate swaps.
(b) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(c) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) When-issued security
(e) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $51,044,098 and gross unrealized depreciation of investments was $1,668,962 resulting in net unrealized appreciation of $49,375,136.

    Explanation of abbreviations:
    ACA     -American Capital Access
    AMBAC   -American Municipal Bond Assurance Corporation
    AMT     -Subject to Alternative Minimum Tax
    FGIC    -Financial Guaranty Insurance Company
    FHA     -Federal Housing Administration
    FSA     -Financial Security Assurance, Inc.
    IBC     -International Bancshares Corporation
    MBIA    -Municipal Bond Investors Assurance Corporation
    MTA     -Metropolitan Transportation Authority
    XLCA    -XL Capital Assurance, Inc.


See Notes to Financial Statements.

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


STATEMENT OF ASSETS & LIABILITIES
March 31, 2003 (unaudited)

                                             California      Diversified
                                             Municipal        Municipal
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Assets
Investments in securities at value...... $   738,350,212  $  2,127,865,522
Cash in bank............................           8,209            57,504
Receivables:
Interest................................       9,167,438        30,616,880
Investment securities sold..............              -0-          440,027
Capital shares sold.....................       1,612,401         2,862,433
                                         ---------------   ---------------
Total assets............................     749,138,260     2,161,842,366
                                         ---------------   ---------------
Liabilities
Payables:
Investment securities purchased.........      10,870,483        30,545,276
Dividends to shareholders...............         672,152         2,179,516
Management fee (Note 2A)................         268,693           735,818
Capital shares redeemed.................         204,331           381,665
Margin owed to broker on
futures contracts.......................         180,000           465,750
Accrued expenses........................         116,180           423,064
Shareholder servicing and administration
  fee (Note 2B).........................          93,567           268,706
Depreciation on swap agreement
  (Note 1J).............................              -0-               -0-
                                         ---------------   ---------------
Total liabilities.......................      12,405,406        34,999,795
                                         ---------------   ---------------
Net Assets.............................. $   736,732,854   $ 2,126,842,571
                                         ---------------   ---------------
Cost of investments..................... $   709,684,325   $ 2,036,099,522
                                         ---------------   ---------------
Net Assets Consist of:
Capital stock, at par................... $        51,059   $       149,112
Additional paid-in capital..............     708,933,819     2,044,716,054
Undistributed net investment
  income/(excess distributions).........         (34,764)           24,852
Accumulated net realized loss on
  investment and futures transactions...      (1,156,991)      (10,537,757)
Unrealized appreciation of
  investments and futures...............      28,939,731        92,490,310
                                         ---------------   ---------------
                                         $   736,732,854   $ 2,126,842,571
                                         ---------------   ---------------


See Notes to Financial Statements.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 115

                                            California       Diversified
                                             Municipal        Municipal
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Municipal Class Shares
Net Assets.............................. $   621,392,839   $ 1,829,206,177
                                         ---------------   ---------------
Shares of capital stock outstanding.....      43,064,964       128,251,034
                                         ---------------   ---------------
AllianceBernstein Intermediate Municipal
  Class A Shares
Net Assets.............................. $    46,581,223   $   118,951,500
                                         ---------------   ---------------
Shares of capital stock outstanding.....       3,228,301         8,337,770
                                         ---------------   ---------------
AllianceBernstein Intermediate Municipal
  Class B Shares
Net Assets.............................. $    31,244,741   $    91,061,733
                                         ---------------   ---------------
Shares of capital stock outstanding.....       2,164,941         6,381,512
                                         ---------------   ---------------
AllianceBernstein Intermediate Municipal
  Class C Shares
Net Assets.............................. $    37,514,051   $    87,623,161
                                         ---------------   ---------------
Shares of capital stock outstanding.....       2,600,501         6,141,344
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Municipal Class Shares
Net asset value and offering price
  per share.............................          $14.43            $14.26
                                                  ------           -------
AllianceBernstein Intermediate Municipal
  Class A Shares
Net asset value and redemption price
  per share.............................          $14.43            $14.27
Sales charge--4.25% of public
offering price..........................             .64               .63
                                                  ------           -------
Maximum offering price..................          $15.07            $14.90
                                                  ------           -------
AllianceBernstein Intermediate Municipal
  Class B Shares
Net asset value and offering price
  per share.............................          $14.43            $14.27
                                                  ------           -------
AllianceBernstein Intermediate Municipal
  Class C Shares
Net asset value and offering price
  per share.............................          $14.43            $14.27
                                                  ------           -------


See Notes to Financial Statements.


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


                                                              New York
                                                              Municipal
                                                              Portfolio
                                                           ---------------
Assets
Investments in securities at value ..................      $ 1,067,939,079
Cash in bank.........................................               18,535
Receivables:
Interest.............................................           15,708,834
Investment securities sold...........................            2,078,100
Capital shares sold..................................            3,383,874
                                                           ---------------
Total assets.........................................        1,089,128,422
                                                           ---------------
Liabilities
Payables:
Dividends to shareholders............................            1,225,597
Investment securities purchased......................            5,678,105
Capital shares redeemed..............................               25,033
Management fee (Note 2A).............................              449,947
Shareholder servicing and administration fee
  (Note 2B) .........................................               80,236
Accrued expenses.....................................              119,597
Margin owed to broker on futures contracts...........              244,501
Depreciation on swap agreement (Note 1J).............              304,765
                                                           ---------------
Total liabilities....................................            8,127,781
                                                           ---------------
Net Assets...........................................      $ 1,081,000,641
                                                           ---------------
Cost of investments..................................      $ 1,018,563,943
                                                           ---------------
Net Assets Consist of:
Capital stock, at par................................      $        76,541
Additional paid-in capital...........................        1,036,234,600
Undistributed net investment
  income/(excess distributions)......................                4,188
Accumulated net realized loss
  on investment and futures transactions.............           (4,789,215)
Unrealized appreciation of investments and futures...           49,474,527
                                                           ---------------
                                                           $ 1,081,000,641
                                                           ---------------


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 117

                                                              New York
                                                              Municipal
                                                              Portfolio
                                                           ---------------
Municipal Class Shares
Net Assets...........................................      $   945,037,361
                                                           ---------------
Shares of capital stock outstanding..................           66,909,103
                                                           ---------------
AllianceBernstein Intermediate Municipal
  Class A Shares
Net Assets...........................................      $    59,375,450
                                                           ---------------
Shares of capital stock outstanding..................            4,205,788
                                                           ---------------
AllianceBernstein Intermediate Municipal
  Class B Shares
Net Assets...........................................      $    43,614,022
                                                           ---------------
Shares of capital stock outstanding..................            3,090,452
                                                           ---------------
AllianceBernstein Intermediate Municipal
  Class C Shares
Net Assets...........................................      $    32,973,808
                                                           ---------------
Shares of capital stock outstanding..................            2,335,253
                                                           ---------------
Calculation of Maximum Offering Price
Municipal Class Shares
Net asset value and offering price per share.........               $14.12
                                                                    ------
AllianceBernstein Intermediate Municipal
  Class A Shares
Net asset value and redemption price per share.......               $14.12
Sales charge--4.25% of public offering price.........                  .63
                                                                    ------
Maximum offering price...............................               $14.75
                                                                    ------
AllianceBernstein Intermediate Municipal
  Class B Shares
Net asset value and offering price per share.........               $14.11
                                                                    ------
AllianceBernstein Intermediate Municipal
  Class C Shares
Net asset value and offering price per share.........               $14.12
                                                                    ------


See Notes to Financial Statements.


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118 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2003 (unaudited)

                                            California       Diversified
                                             Municipal        Municipal
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Investment Income
Income:
Interest................................ $    13,760,011   $    43,337,566
                                         ---------------   ---------------
Total income............................      13,760,011        43,337,566
                                         ---------------   ---------------
Expenses (Notes 1 and 2):
Management fee..........................       1,735,357         4,717,774
Shareholder servicing and
  administration fee....................         301,579           876,829
Distribution Fees--AllianceBernstein
  Intermediate Municipal Class C........         149,504           372,917
Custodian and transfer agent fees.......         137,795           333,750
Distribution Fees--AllianceBernstein
  Intermediate Municipal Class B........         121,386           356,704
Distribution Fees--AllianceBernstein
  Intermediate Municipal Class A........          55,212           141,351
Printing fees...........................          18,936            88,236
Auditing and tax fees...................          14,264            58,855
Legal fees..............................          12,924            39,422
Registration fees.......................           9,932            85,591
Directors' fees and expenses............           5,392            13,277
Miscellaneous...........................           9,782            18,827
                                         ---------------   ---------------
Total expenses..........................       2,572,063         7,103,533
                                         ---------------   ---------------
Net investment income...................      11,187,948        36,234,033
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions..............         164,671         1,338,448
   Futures transactions.................      (1,262,603)       (3,737,193)
                                         ---------------   ---------------
Net realized gain (loss) on investment
  transactions..........................      (1,097,932)       (2,398,745)
                                         ---------------   ---------------
Net decrease in unrealized
   depreciation of:
   Investments and futures..............      (6,008,964)      (11,032,641)
                                         ---------------   ---------------
Net decrease in unrealized
   depreciation of
   investments and futures..............      (6,008,964)      (11,032,641)
                                         ---------------   ---------------
Net realized and unrealized loss
   on investment transactions...........      (7,106,896)      (13,431,386)
                                         ---------------   ---------------
Net Increase in Net Assets
   Resulting from Operations............ $     4,081,052   $    22,802,647
                                         ---------------   ---------------


See Notes to Financial Statements.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 119

                                                              New York
                                                              Municipal
                                                              Portfolio
                                                           ===============
Investment Income
Income:
Interest................................................   $    22,251,157
                                                           ---------------
Total income............................................        22,251,157
                                                           ---------------
Expenses (Notes 1 and 2):
Management fee..........................................         2,572,637
Shareholder servicing and administration fee............           465,263
Custodian and transfer agent fees.......................           175,357
Distribution Fees--AllianceBernstein
  Intermediate Municipal
  Class A...............................................            65,539
Distribution Fees--AllianceBernstein
  Intermediate Municipal
  Class B...............................................           168,582
Distribution Fees--AllianceBernstein
  Intermediate Municipal
  Class C...............................................           123,264
Auditing and tax fees...................................            28,579
Printing fees...........................................            24,346
Registration fees.......................................            24,263
Legal fees..............................................            19,072
Directors' fees and expenses............................             8,609
Miscellaneous...........................................             8,174
                                                           ---------------
Total expenses..........................................         3,683,685
                                                           ---------------
Net investment income...................................        18,567,472
                                                           ---------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
   Investment transactions..............................         2,277,172
   Futures transactions.................................        (1,965,374)
                                                           ---------------
Net realized gain (loss) on investment transactions.....           311,798
                                                           ---------------
Net decrease in unrealized depreciation of:
   Investments and futures..............................        (7,785,517)
                                                           ---------------
Net decrease in unrealized depreciation of
investments and futures.................................        (7,785,517)
                                                           ---------------
Net realized and unrealized loss on investment
  transactions .........................................        (7,473,719)
                                                           ---------------
Net Increase in Net Assets Resulting from Operations....   $    11,093,753
                                                           ---------------


See Notes to Financial Statements.


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120 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

STATEMENTS OF CHANGES
IN NET ASSETS


                                           California Municipal Portfolio
                                       ------------------------------------
                                            Six Months
                                               Ended            Year
                                              3/31/03           Ended
                                            (unaudited)        9/30/02
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
  from Operations:
Net investment income................... $    11,187,948   $    19,910,368
Net realized gain (loss) on investment
  transactions..........................      (1,097,932)        2,488,773
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments...........................      (6,008,964)       13,873,411
                                         ---------------   ---------------
Net increase in net assets resulting
  from operations.......................       4,081,052        36,272,552
                                         ---------------   ---------------
Dividends and Distributions to
Shareholders:
Dividends from net investment income(a)
   Municipal Class......................      (9,995,351)      (19,334,663)
   AllianceBernstein Intermediate
     Municipal Class A..................        (560,869)         (293,499)
   AllianceBernstein Intermediate
     Municipal Class B..................        (282,993)         (124,935)
   AllianceBernstein Intermediate
     Municipal Class C..................        (348,735)         (157,271)
                                         ---------------   ---------------
Total dividends and distributions to
  shareholders..........................     (11,187,948)      (19,910,368)
                                         ---------------   ---------------
Capital-share Transactions (Note 7):
Net proceeds from sales of shares.......     153,627,493       285,467,310
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions...........       2,958,394         4,515,691
                                         ---------------   ---------------
Total proceeds from shares sold.........     156,585,887       289,983,001
Cost of shares redeemed.................     (87,311,169)     (122,974,639)
                                         ---------------   ---------------
Increase in net assets from
  capital-share transactions............      69,274,718       167,008,362
                                         ---------------   ---------------
Net increase in net assets..............      62,167,822       183,370,546
Net Assets:
Beginning of period.....................     674,565,032       491,194,486
                                         ---------------   ---------------
End of period(b)........................ $   736,732,854   $   674,565,032
                                         ---------------   ---------------


See footnote summary on page 123.
See Notes to Financial Statements.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 121

                                           Diversified Municipal Portfolio
                                       ------------------------------------
                                            Six Months
                                               Ended            Year
                                              3/31/03           Ended
                                            (unaudited)        9/30/02
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income................... $    36,234,033   $    62,435,402
Net realized gain (loss) on investment
  transactions..........................      (2,398,745)        1,850,071
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments...........................     (11,032,641)       40,631,866
                                         ---------------   ---------------
Net increase in net assets resulting
  from operations.......................      22,802,647       104,917,339
                                         ---------------   ---------------
Dividends and Distributions to
Shareholders:
Dividends from net investment income(a)
   Municipal Class......................     (32,702,370)      (60,623,308)
   AllianceBernstein Intermediate
     Municipal Class A..................      (1,628,850)         (913,111)
   AllianceBernstein Intermediate
     Municipal Class B..................        (985,740)         (470,404)
   AllianceBernstein Intermediate
     Municipal Class C..................        (917,073)         (428,579)
                                         ---------------   ---------------
Total dividends and distributions to
  shareholders..........................     (36,234,033)      (62,435,402)
                                         ---------------   ---------------
Capital-share Transactions (Note 7):
Net proceeds from sales of shares.......     450,706,998       776,064,438
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions...........       9,080,968        14,236,668
                                         ---------------   ---------------
Total proceeds from shares sold.........     459,787,966       790,301,106
Cost of shares redeemed.................    (237,810,949)     (303,138,698)
                                         ---------------   ---------------
Increase in net assets from
  capital-share transactions............     221,977,017       487,162,408
                                         ---------------   ---------------
Net increase in net assets..............     208,545,631       529,644,345
Net Assets:
Beginning of period.....................   1,918,296,940     1,388,652,595
                                         ---------------   ---------------
End of period(b)........................ $ 2,126,842,571   $ 1,918,296,940
                                         ---------------   ---------------


See footnote summary on page 123.
See Notes to Financial Statements.


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122 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                            New York Municipal Portfolio
                                       ------------------------------------
                                            Six Months
                                               Ended            Year
                                              3/31/03           Ended
                                            (unaudited)        9/30/02
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income................... $    18,567,472   $    33,321,754
Net realized gain (loss) on investment
  transactions..........................         311,798         1,142,958
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments...........................      (7,785,517)       25,156,620
                                         ---------------   ---------------
Net increase in net assets resulting
  from operations.......................      11,093,753        59,621,332
                                         ---------------   ---------------
Dividends and Distributions to
Shareholders:
Dividends from net investment income(a)
   Municipal Class......................     (17,054,248)      (32,521,250)
   AllianceBernstein Intermediate
     Municipal Class A..................        (735,070)         (435,369)
   AllianceBernstein Intermediate
     Municipal Class B..................        (450,515)         (221,444)
   AllianceBernstein Intermediate
     Municipal Class C..................        (327,572)         (143,691)
                                         ---------------   ---------------
Total dividends and distributions
   to shareholders......................     (18,567,405)      (33,321,754)
                                         ---------------   ---------------
Capital-share Transactions (Note 7):
Net proceeds from sales of shares.......     174,371,618       356,164,541
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions...........       6,081,901        10,126,823
                                         ---------------   ---------------
Total proceeds from shares sold.........     180,453,519       366,291,364
Cost of shares redeemed.................    (112,522,311)     (135,775,446)
                                         ---------------   ---------------
Increase in net assets from
  capital-share transactions............      67,931,208       230,515,918
                                         ---------------   ---------------
Net increase in net assets..............      60,457,556       256,815,496
Net Assets:
Beginning of period.....................   1,020,543,085       763,727,589
                                         ---------------   ---------------
End of period(b)........................ $ 1,081,000,641   $ 1,020,543,085
                                         ---------------   ---------------


(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.
(b) Includes undistributed net investment income/(excess distributions) of:
    $(34,764), $(34,764), $24,852, $24,852, $4,188 and $4,122, respectively.
    See Notes to Financial Statements.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 123

NOTES TO FINANCIAL STATEMENTS
March 31, 2003 (unaudited)

NOTE 1.
Organization and Significant Accounting Policies
The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, the "Intermediate Municipal Portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. Effective February 1, 2002, the Intermediate Municipal Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable.

A. Portfolio Valuation
The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolios' assets to the extent that the Adviser deems appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Fund under procedures established by and under the general supervision of the Board of Directors.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts
Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in


--------------------------------------------------------------------------------
124 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes
Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

E. Repurchase Agreements
Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis
Any Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains
Net investment income of the Portfolios is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 125

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Use of Estimates
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

J. Interest Rate Swap Agreements
The Fund enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations on the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.


--------------------------------------------------------------------------------
126 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolios.

B. Shareholder Servicing and Administrative Fee; Transfer Agency Agreement
Under the Shareholder Servicing and Administrative Agreement dated as of October 2, 2000, between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the Class A, B and C shares of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: California Municipal Portfolio, $9,000; Diversified Municipal Portfolio, $22,516; and New York Municipal Portfolio, $9,770, for the six months ended March 31, 2003.

C. Distribution--Municipal Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Class A, B and C shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Intermediate Municipal Classes
The Class A, B and C shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 127

12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                              Class B          Class C
                                         ---------------   ---------------
California Municipal.................... $       805,939   $       347,374
Diversified Municipal...................       1,873,914           671,364
New York Municipal......................       1,052,530           337,285

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended March 31, 2003 as follows:


                       Front-End         Contingent Deferred Sales Charges
                   Sales Charges      ------------------------------------------
Portfolio                Class A      Class A        Class B       Class C
--------------------------------------------------------------------------------

California Municipal.... $ 6,537      $11,426        $11,374        $19,839
Diversified Municipal...  23,913       10,661         87,673         26,279
New York Municipal......  11,783        4,559         35,947         12,316


--------------------------------------------------------------------------------
128 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period from October 1, 2002 through March 31, 2003, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                Purchases                             Sales
                            Excluding U.S.     Purchases of   Excluding U.S.          Sales of
                                Government   U.S. Government      Government   U.S. Government
                                Securities       Securities       Securities        Securities
----------------------------------------------------------------------------------------------
California Municipal ....   $196,867,372       $100,016,847     $ 99,466,035    $ 113,177,917
Diversified Municipal ...    458,623,216        170,428,604      211,931,387      168,954,102
New York Municipal ......    218,074,983         81,431,703       57,656,348      168,437,388


NOTE 4.
Distributions to Shareholders
The tax character of distributions to be paid for the year ending September 30, 2003 will be determined at the end of the current fiscal year. The tax character of the distributions paid during the fiscal years ended September 30, 2002, and September 30, 2001, were as follows:

California Municipal                           2002             2001
                                         ---------------   ---------------
Distributions paid from:
  ordinary income....................... $        38,568   $     1,419,578
                                         ---------------   ---------------
Total taxable distributions paid........          38,568         1,419,578
Tax exempt distributions................      19,871,800        17,333,106
                                         ---------------   ---------------
Total distributions paid................ $    19,910,368   $    18,752,684
                                         ---------------   ---------------


Diversified Municipal                          2002             2001
                                         ---------------   ---------------
Distributions paid from:
  ordinary income....................... $        45,929   $     1,357,600
                                         ---------------   ---------------
Total taxable distributions paid........          45,929         1,357,600
Tax exempt distributions................      62,389,473        53,452,692
                                         ---------------   ---------------
Total distributions paid................ $    62,435,402   $    54,810,292
                                         ---------------   ---------------

New York Municipal                             2002             2001
                                         ---------------   ---------------
Distributions paid from:
  ordinary income....................... $       323,848   $     1,041,033
                                         ---------------   ---------------
Total taxable distributions paid........         323,848         1,041,033
Tax exempt distributions................      32,997,906        28,692,054
                                         ---------------   ---------------
Total distributions paid................ $    33,321,754   $    29,733,087
                                         ---------------   ---------------


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 129

As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                         Total
                                    Accumulated       Unrealized   Accumulated
                      Ordinary      Capital and    Appreciation/     Earnings/
                        Income  Other Losses(a)  Depreciation(b)     (Deficit)
--------------------------------------------------------------------------------
California Municipal   $     0    $  (334,275)    $ 35,223,911     $34,889,636
Diversified Municipal   21,010     (7,568,671)     102,952,610      95,404,949
New York Municipal       8,956     (5,672,952)      57,831,982      52,167,986


(a) At September 30, 2002, the following Portfolios had capital loss carryforwards as shown below:

                                   Capital Loss
                                Carryforward Amount            Expiration
--------------------------------------------------------------------------------
California Municipal               $  334,275                          9/30/2009
Diversified Municipal               7,568,671                          9/30/2009
New York Municipal                    752,254                          9/30/2008
New York Municipal                  4,920,698                          9/30/2009

(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

NOTE 5.
Concentration of Credit Risk
The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE 6.
Risks Involved in Futures Contracts
All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.


130 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
--------------------------------------------------------------------------------

NOTE 7.
Capital-Share Transactions
The Fund has authorized 6.0 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2003, 5,700 million are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transactions for the Intermediate Municipal Portfolios for the period ended March 31, 2003, and for the year ended September 30, 2002, were as follows:


                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
California           March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
Municipal Class
Shares sold              7,118,778     14,442,640     $ 102,247,876   $ 205,764,362
-------------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions            150,491        291,054         2,157,814       4,144,774
-------------------------------------------------------------------------------------
Shares redeemed         (5,143,726)    (8,311,790)      (73,899,574)   (118,510,606)
-------------------------------------------------------------------------------------
Net increase             2,125,543      6,421,904        30,506,116      91,398,530
-------------------------------------------------------------------------------------
Beginning of
period                  40,939,421     34,517,517       564,100,328     472,701,798
-------------------------------------------------------------------------------------
End of period           43,064,964     40,939,421     $ 594,606,444   $ 564,100,328
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 131

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
California           March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class A Shares(a)
Shares sold              1,378,076      2,581,779     $  19,856,163   $  36,826,370
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions             24,629         12,900           353,251         185,184
-------------------------------------------------------------------------------------
Shares converted
  from Class B                 201            990             2,875          14,174
-------------------------------------------------------------------------------------
Shares redeemed           (567,674)      (202,600)       (8,126,530)     (2,884,495)
-------------------------------------------------------------------------------------
Net increase               835,232      2,393,069        12,085,759      34,141,233
-------------------------------------------------------------------------------------
Beginning of
  period                 2,393,069             -0-       34,141,233              -0-
-------------------------------------------------------------------------------------
End of period            3,228,301      2,393,069     $  46,226,992   $  34,141,233
-------------------------------------------------------------------------------------


                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
California           March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class B Shares(a)
Shares sold                963,428      1,309,733     $  13,833,336   $  18,687,932
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions             13,949          5,664           200,180          81,341
-------------------------------------------------------------------------------------
Shares converted to
  Class A                     (201)          (990)           (2,875)        (14,174)
-------------------------------------------------------------------------------------
Shares redeemed            (93,059)       (33,583)       (1,338,111)       (484,447)
-------------------------------------------------------------------------------------
Net increase               884,117      1,280,824        12,692,530      18,270,652
-------------------------------------------------------------------------------------
Beginning of period      1,280,824             -0-       18,270,652              -0-
-------------------------------------------------------------------------------------
End of period            2,164,941      1,280,824     $  30,963,182   $  18,270,652
-------------------------------------------------------------------------------------


(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
132 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
California           March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class C Shares(a)
Shares sold              1,230,620      1,696,261     $  17,687,243   $  24,174,472
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions             17,228          7,269           247,149         104,392
-------------------------------------------------------------------------------------
Shares redeemed           (275,256)       (75,621)       (3,944,079)     (1,080,917)
-------------------------------------------------------------------------------------
Net increase               972,592      1,627,909        13,990,313      23,197,947
-------------------------------------------------------------------------------------
Beginning of period      1,627,909             -0-       23,197,947              -0-
-------------------------------------------------------------------------------------
End of period            2,600,501      1,627,909     $  37,188,260   $  23,197,947
-------------------------------------------------------------------------------------


                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
Diversified          March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
Municipal Class
Shares sold             20,669,630     41,118,363     $ 293,556,232   $ 578,376,218
-------------------------------------------------------------------------------------
Shares issued to
  shareholders
  on reinvestment
  of dividends and
  distributions            501,192        945,480         7,111,156      13,290,031
-------------------------------------------------------------------------------------
Shares redeemed        (13,438,833)   (20,388,521)     (190,967,793)   (287,013,816)
-------------------------------------------------------------------------------------
Net increase             7,731,989     21,675,322       109,699,595     304,652,433
-------------------------------------------------------------------------------------
Beginning of period    120,519,045     98,843,723     1,640,378,174   1,335,725,741
-------------------------------------------------------------------------------------
End of period          128,251,034    120,519,045    $1,750,077,769 $ 1,640,378,174
-------------------------------------------------------------------------------------


(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 133

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
Diversified          March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class A Shares(a)
Shares sold              4,589,254      6,484,538     $  66,861,680   $  91,232,245
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions             70,970         36,588         1,007,560         519,135
-------------------------------------------------------------------------------------
Shares converted
  from Class B             113,599          5,101             7,956          71,727
-------------------------------------------------------------------------------------
Shares redeemed         (2,137,200)      (825,080)      (30,267,235)    (11,652,601)
-------------------------------------------------------------------------------------
Net increase             2,636,623      5,701,147        37,609,961      80,170,506
-------------------------------------------------------------------------------------
Beginning of period      5,701,147             -0-       80,170,506              -0-
-------------------------------------------------------------------------------------
End of period            8,337,770      5,701,147     $ 117,780,467   $  80,170,506
-------------------------------------------------------------------------------------


                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
Diversified          March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class B Shares(a)
Shares sold              3,300,670      3,829,105     $  46,930,023   $  53,875,198
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions             38,478         17,058           546,625         241,756
-------------------------------------------------------------------------------------
Shares converted
  to Class A              (113,599)        (5,099)           (7,956)        (71,727)
-------------------------------------------------------------------------------------
Shares redeemed           (538,637)      (146,464)       (9,275,924)     (2,076,693)
-------------------------------------------------------------------------------------
Net increase             2,686,912      3,694,600        38,192,768      51,968,534
-------------------------------------------------------------------------------------
Beginning of period      3,694,600             -0-       51,968,534              -0-
-------------------------------------------------------------------------------------
End of period            6,381,512      3,694,600     $  90,161,302   $  51,968,534
-------------------------------------------------------------------------------------


(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
134 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
Diversified          March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class C Shares(a)
  Shares sold            3,049,459      3,729,234     $  43,351,107   $  52,509,050
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions             29,266         13,099           415,627         185,746
-------------------------------------------------------------------------------------
Shares redeemed           (514,387)      (165,327)       (7,292,041)     (2,323,861)
-------------------------------------------------------------------------------------
Net increase             2,564,338      3,577,006        36,474,693      50,370,935
-------------------------------------------------------------------------------------
Beginning of period      3,577,006             -0-       50,370,935              -0-
-------------------------------------------------------------------------------------
End of period            6,141,344      3,577,006     $  86,845,628   $  50,370,935
-------------------------------------------------------------------------------------

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
New York             March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
Municipal Class
Shares sold              7,577,107     19,802,447     $ 106,643,631   $ 275,192,072
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions            363,112        690,363         5,102,965       9,582,771
-------------------------------------------------------------------------------------
Shares redeemed         (7,109,028)    (9,541,434)      (99,985,264)   (132,630,305)
-------------------------------------------------------------------------------------
Net increase               831,191     10,951,376        11,761,332     152,144,538
-------------------------------------------------------------------------------------
Beginning of period     66,077,912     55,126,536       890,008,553     737,864,015
-------------------------------------------------------------------------------------
End of period           66,909,103     66,077,912     $ 901,769,885   $ 890,008,553
-------------------------------------------------------------------------------------

(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 135

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
New York             March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class A Shares(a)
Shares sold              2,070,069      2,652,629     $  29,148,391   $  36,834,823
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions             35,713         22,732           501,843         317,767
-------------------------------------------------------------------------------------
Shares converted
  from Class B                 450          3,972             6,351          56,168
-------------------------------------------------------------------------------------
Shares redeemed           (484,965)       (94,812)       (6,822,548)     (1,330,454)
-------------------------------------------------------------------------------------
Net increase             1,621,267      2,584,521        22,834,037      35,878,304
-------------------------------------------------------------------------------------
Beginning of period      2,584,521             -0-       35,878,304              -0-
-------------------------------------------------------------------------------------
End of period            4,205,788      2,584,521     $  58,712,341   $  35,878,304
-------------------------------------------------------------------------------------


                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
New York             March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class B Shares(a)
Shares sold              1,477,011      1,848,306     $  20,772,811   $  25,684,859
-------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions             22,914         11,620           321,969         162,525
-------------------------------------------------------------------------------------
Shares converted
  to Class A                  (450)        (3,973)           (6,351)        (56,168)
-------------------------------------------------------------------------------------
Shares redeemed           (211,889)       (53,087)       (2,978,641)       (740,035)
-------------------------------------------------------------------------------------
Net increase             1,287,586      1,802,866        18,109,788      25,051,181
-------------------------------------------------------------------------------------
Beginning of period      1,802,866             -0-       25,051,781              -0-
-------------------------------------------------------------------------------------
End of period            3,090,452      1,802,866     $  43,160,969   $  25,051,181
-------------------------------------------------------------------------------------


(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
136 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                     ------------------------------- --------------------------------
                                Shares                        Amount
                     ------------------------------- --------------------------------
                         Six Months                      Six Months
                              Ended     Year Ended            Ended    Year Ended
New York             March 31, 2003  September 30,   March 31, 2003  September 30,
Municipal Portfolio     (unaudited)           2002      (unaudited)          2002
-------------------------------------------------------------------------------------
AllianceBernstein
  Intermediate
  Municipal
  Class C Shares(a)
Shares sold              1,262,978      1,322,871     $  17,800,434   $  18,396,619
--------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions             11,035          4,547           155,124          63,760
-------------------------------------------------------------------------------------
Shares redeemed           (193,277)       (72,901)       (2,729,507)     (1,018,484)
-------------------------------------------------------------------------------------
Net increase             1,080,736      1,254,517        15,226,051      17,441,895
-------------------------------------------------------------------------------------
Beginning of period      1,254,517             -0-       17,441,895              -0-
-------------------------------------------------------------------------------------
End of period            2,335,253      1,254,517     $  32,667,946   $  17,441,895
-------------------------------------------------------------------------------------



(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 137

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate California
                                                           Municipal Portfolio
                                                    ----------------------------
                                                             Class A Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.59         $14.22
                                                   -----------------------------
Income From Investment Operations:
Investment income, net...........................        0.21           0.30
Net realized and unrealized gain (loss) on
  investment and futures transactions............       (0.16)          0.37
                                                   -----------------------------
Total from investment operations.................        0.05           0.67
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
                                                   -----------------------------
Dividends from tax-exempt net investment income..       (0.21)         (0.30)
                                                   -----------------------------
Total distributions..............................       (0.21)         (0.30)
                                                   -----------------------------
Net asset value, end of period...................      $14.43         $14.59
                                                   -----------------------------
Total return(b)..................................        0.42%          4.76%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $46,581        $34,909
Average net assets (000 omitted).................     $36,909        $15,046
Ratio of expenses to average net assets..........        0.90%*         0.97%*
Ratio of net investment income to
  average net assets ............................        3.05%*         2.98%*
Portfolio turnover rate..........................       31.19%         31.23%


See footnote summary on page 146.


--------------------------------------------------------------------------------
138 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate California
                                                           Municipal Portfolio
                                                    ----------------------------
                                                             Class B Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.59         $14.22
                                                   -----------------------------
Income From Investment Operations:
Investment income, net...........................        0.16           0.23
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.16)          0.37
                                                   -----------------------------
Total from investment operations.................          -0-          0.60
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.16)         (0.23)
                                                   -----------------------------
Total distributions..............................       (0.16)         (0.23)
                                                   -----------------------------
Net asset value, end of period...................      $14.43         $14.59
                                                   -----------------------------
Total return(b)..................................        0.07%          4.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $31,245        $18,688
Average net assets (000 omitted).................     $24,344         $8,396
Ratio of expenses to average net assets..........        1.61%*         1.68%*
Ratio of net investment income to average net assets     2.34%*         2.27%*
Portfolio turnover rate..........................       31.19%         31.23%


See footnote summary on page 146.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 139

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate California
                                                           Municipal Portfolio
                                                    ----------------------------
                                                             Class C Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.59         $14.22
                                                   -----------------------------
Income From Investment Operations:
Investment income, net...........................        0.16           0.23
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.16)          0.37
                                                   -----------------------------
Total from investment operations.................          -0-          0.60
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.16)         (0.23)
                                                   -----------------------------
Total distributions..............................       (0.16)         (0.23)
                                                   -----------------------------
Net asset value, end of period...................      $14.43         $14.59
                                                   -----------------------------
Total return(b)..................................        0.06%          4.28%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $37,514        $23,746
Average net assets (000 omitted).................     $29,983        $10,538
Ratio of expenses to average net assets..........        1.61%*         1.68%*
Ratio of net investment income
  to average net assets..........................        2.34%*         2.28%*
Portfolio turnover rate..........................       31.19%         31.23%


See footnote summary on page 146.


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140 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                      Intermediate Diversified
                                                         Municipal Portfolio
                                                    ----------------------------
                                                             Class A Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.37         $14.01
                                                   -----------------------------
Income From Investment Operations:
Investment income, net...........................        0.24           0.33
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.10)          0.36
                                                   -----------------------------
Total from investment operations.................        0.14           0.69
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.24)         (0.33)
                                                   -----------------------------
Total distributions..............................       (0.24)         (0.33)
                                                   -----------------------------
Net asset value, end of period...................      $14.27         $14.37
                                                   -----------------------------
Total return(b)..................................        1.04%          5.02%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........    $118,952        $81,944
Average net assets (000 omitted).................    $ 94,495        $40,750
Ratio of expenses to average net assets..........        0.88%*         0.94%*
Ratio of net investment income
  to average net assets..........................        3.46%*         3.42%*
Portfolio turnover rate..........................       19.97%         21.85%


See footnote summary on page 146.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 141

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      Intermediate Diversified
                                                         Municipal Portfolio
                                                    ----------------------------
                                                             Class B Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period ............      $14.38         $14.01
                                                   -----------------------------
Income From Investment Operations:
Investment income, net...........................        0.19           0.27
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.11)          0.37
                                                   -----------------------------
Total from investment operations.................        0.08           0.64
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.19)         (0.27)
                                                   -----------------------------
Total distributions..............................       (0.19)         (0.27)
                                                   -----------------------------
Net asset value, end of period...................      $14.27         $14.38
                                                   -----------------------------
Total return(b)..................................        0.62%          4.63%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $91,062        $53,115
Average net assets (000 omitted).................     $71,535        $26,153
Ratio of expenses to average net assets..........        1.59%*         1.65%*
Ratio of net investment income
  to average net assets..........................        2.76%*         2.75%*
Portfolio turnover rate..........................       19.97%         21.85%


See footnote summary on page 146.


142 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      Intermediate Diversified
                                                         Municipal Portfolio
                                                    ----------------------------
                                                             Class C Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.37         $14.01
                                                   -----------------------------
 Income From Investment Operations:
Investment income, net...........................        0.19           0.27
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.10)          0.36
                                                   -----------------------------
Total from investment operations.................        0.09           0.63
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.19)         (0.27)
                                                   -----------------------------
Total distributions..............................       (0.19)         (0.27)
                                                   -----------------------------
Net asset value, end of period...................      $14.27         $14.37
                                                   -----------------------------
Total return(b)..................................        0.68%          4.55%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $87,623        $51,419
Average net assets (000 omitted).................     $66,930        $24,113
Ratio of expenses to average net assets..........        1.59%*         1.65%*
Ratio of net investment income
  to average net assets..........................        2.75%*         2.71%*
Portfolio turnover rate..........................       19.97%         21.85%


See footnote summary on page 146.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 143

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate New York
                                                         Municipal Portfolio
                                                    ----------------------------
                                                             Class A Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.22         $13.82
                                                   -----------------------------
 Income From Investment Operations:
Investment income, net...........................        0.23           0.32
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.10)          0.40
                                                   -----------------------------
Total from investment operations.................        0.13           0.72
                                                   -----------------------------
Less Distributions:

Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.23)         (0.32)
                                                   -----------------------------
Total distributions..............................       (0.23)         (0.32)
                                                   -----------------------------
Net asset value, end of period...................      $14.12         $14.22
                                                   -----------------------------
Total return(b)..................................        0.99%          5.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $59,375        $36,760
Average net assets (000 omitted).................     $43,813        $19,608

Ratio of expenses to average net assets..........        0.91%*         0.95%*
Ratio of net investment income
  to average net assets..........................        3.36%*         3.39%*
Portfolio turnover rate..........................       22.25%         36.56%


See footnote summary on page 146.


--------------------------------------------------------------------------------
144 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate New York
                                                         Municipal Portfolio
                                                    ----------------------------
                                                             Class B Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.22        $13.82
                                                   -----------------------------
VIncome From Investment Operations:
Investment income, net...........................        0.18           0.26
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.11)          0.40
                                                   -----------------------------
Total from investment operations.................        0.07           0.66
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.18)         (0.26)
                                                   -----------------------------
Total distributions..............................       (0.18)         (0.26)
                                                   -----------------------------
Net asset value, end of period...................      $14.11         $14.22
                                                   -----------------------------
Total return(b)..................................        0.56%          4.82%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $43,614       $ 25,635
Average net assets (000 omitted).................     $33,809       $ 12,577

Ratio of expenses to average net assets..........        1.62%*         1.67%*
Ratio of net investment income
  to average net assets..........................        2.67%*         2.69%*
Portfolio turnover rate..........................       22.25%         36.56%


See footnote summary on page 146.


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 145

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate New York
                                                         Municipal Portfolio
                                                    ----------------------------
                                                             Class C Shares
                                                    ----------------------------
                                                    Six Months
                                                         Ended      February 1,
                                                      March 31,      2002(a) to
                                                          2003    September 30,
                                                   (unaudited)             2002
                                                   -----------------------------
Net asset value, beginning of period.............      $14.22         $13.82
                                                   -----------------------------
Income From Investment Operations:
Investment income, net...........................        0.18           0.26
Net realized and unrealized gain (loss)
  on investment and futures transactions.........       (0.10)          0.40
                                                   -----------------------------
Total from investment operations.................        0.08           0.66
                                                   -----------------------------
Less Distributions:
Dividends from taxable net investment income.....          -0-            -0-
Dividends from tax-exempt net investment income..       (0.18)         (0.26)
                                                   -----------------------------
Total distributions..............................       (0.18)         (0.26)
                                                   -----------------------------
Net asset value, end of period...................      $14.12         $14.22
                                                   -----------------------------
Total return(b)..................................        0.56%          4.89%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)..........     $32,974       $ 17,847
Average net assets (000 omitted).................     $24,721       $  8,277

Ratio of expenses to average net assets..........        1.62%*         1.66%*
Ratio of net investment income to average
  net assets.....................................        2.66%*         2.65%*
Portfolio turnover rate..........................       22.25%         36.56%


*   Annualized.
(a) Commenced distribution on February 1, 2002.
(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
146 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

GLOSSARY OF INVESTMENT TERMS

benchmark
A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond
Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating
Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index
A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)
The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio
The collection of securities that make up a Fund's or an investor's investments.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 147

Alliance Capital Management L.P.
Alliance Capital Management L.P. is a leading global investment management firm with approximately $386 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital Management L.P. has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 42 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance Capital Management L.P. stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital Management L.P., we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 570 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.


All information on Alliance Capital is as of 3/31/03.


--------------------------------------------------------------------------------
148 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

AllianceBernstein At Your Service


At AllianceBernstein, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o  Automatic Reinvestment
   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.
o  Automatic Investment Program
   Build your investment account by having money automatically transferred from your bank account on a regular basis. o Dividend Direction Plans You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.
o  Auto Exchange
   You may choose to automatically exchange money from one AllianceBernstein fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.
o  Systematic Withdrawals
   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.
o  E-Statements and Electronic Delivery
   Sign up to view your quarterly mutual fund, retirement or CollegeBoundfundSM account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancebernstein.com. Simply click on Investors, then Account Access.
o  A Choice of Purchase Plans
   Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.
o  Telephone Transaction
   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.
o  AllianceBernstein Answer: 24-Hour Information
   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).
o  The AllianceBernstein Advance
   A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.
o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital Management L.P. corporate information. For AllianceBernstein mutual fund and account information can be found on www.alliancebernstein.com. Click on Investors to access extensive AllianceBernstein fund data, answers to frequently asked questions, and financial planning tools and calculators.


* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.

--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 149

BOARD OF DIRECTORS

Roger Hertog, President and Treasurer
Andrew S. Adelson, Senior Vice President
Irwin Engelman(1)
Peter W. Huber(1)
William Kristol(1)
Rosalie J. Wolf(1)


OFFICERS
Kathleen A. Corbet, Senior Vice President
Edmund P. Bergan, Jr., Secretary


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Distributor#
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent#
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


(1) Member of the Audit Committee.
#   For the Intermediate Municipal Portfolios, Class A, B and C shares only.

--------------------------------------------------------------------------------
150 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Growth & Income Fund
Health Care Fund Mid-Cap
Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 151

NOTES





--------------------------------------------------------------------------------
152 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

AllianceBernstein Intermediate Municipal Portfolios
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

INTMUNISR0303